Quarterly Holdings Report
for
Fidelity® Total Bond Fund
November 30, 2021
TBD-NPRT1-0122
1.824865.117
Corporate Bonds - 34.5%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,487,711	5,102,849
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		861,894	3,275,197
			8,378,046
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	35,723
Digitalbridge Group, Inc. 5% 4/15/23		10,000	10,294
			46,017
TOTAL CONVERTIBLE BONDS			8,424,063
Nonconvertible Bonds - 34.5%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.3%
Altice France SA:
5.125% 1/15/29(d)		14,275,000	13,517,426
5.125% 7/15/29(d)		8,970,000	8,524,909
5.5% 1/15/28(d)		4,910,000	4,860,900
5.5% 10/15/29(d)		8,700,000	8,395,500
AT&T, Inc.:
2.55% 12/1/33		6,621,000	6,400,019
3% 6/30/22		7,993,000	8,072,699
3.8% 12/1/57		15,250,000	15,925,885
4.3% 2/15/30		10,373,000	11,707,322
4.45% 4/1/24		1,500,000	1,603,405
5.15% 11/15/46		12,000,000	15,417,070
6.2% 3/15/40		7,512,000	10,057,077
6.3% 1/15/38		10,617,000	14,437,148
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	284,159
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		27,017,000	28,232,765
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		1,135,000	1,102,369
5.625% 9/15/28(d)		895,000	874,863
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	562,205
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	1,363,311
Frontier Communications Holdings LLC:
5% 5/1/28(d)		13,065,000	13,101,713
5.875% 10/15/27(d)		5,356,000	5,531,007
5.875% 11/1/29		5,035,000	4,950,060
6% 1/15/30(d)		2,920,000	2,872,375
6.75% 5/1/29(d)		5,950,000	6,124,305
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,535,000	1,524,255
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	13,900,000	15,566,940
1.5% 10/14/24 (Reg. S)	EUR	1,800,000	2,028,842
1.875% 2/11/28 (Reg. S)	EUR	1,800,000	1,926,552
Level 3 Financing, Inc.:
3.625% 1/15/29(d)		840,000	777,000
4.25% 7/1/28(d)		8,820,000	8,599,500
4.625% 9/15/27(d)		5,225,000	5,292,925
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,630,000	1,680,938
Lumen Technologies, Inc.:
4.5% 1/15/29(d)		14,110,000	13,267,492
5.125% 12/15/26(d)		8,365,000	8,379,639
6.875% 1/15/28		850,000	932,680
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28(d)		835,000	793,250
10.75% 6/1/28(d)		2,800,000	3,076,500
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		1,235,000	1,238,088
3.25% 2/21/23(d)		1,185,000	1,211,663
5% 10/19/25(d)		660,000	740,900
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,050,000	2,111,500
Sprint Capital Corp.:
6.875% 11/15/28		15,940,000	19,679,046
8.75% 3/15/32		9,705,000	14,347,872
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	2,042,261
7.2% 7/18/36		2,599,000	2,830,857
7.721% 6/4/38		605,000	686,814
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,260,000	1,294,650
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	8,037,900
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	22,824,408
2.55% 3/21/31		21,181,000	21,408,230
2.987% 10/30/56		39,193,000	37,706,868
3% 3/22/27		5,131,000	5,417,756
4.862% 8/21/46		26,720,000	35,165,742
5.012% 4/15/49		569,000	773,428
Windstream Escrow LLC 7.75% 8/15/28 (d)		12,530,000	13,053,879
Zayo Group Holdings, Inc.:
4% 3/1/27(d)		2,850,000	2,714,625
6.125% 3/1/28(d)		7,365,000	6,932,306
			447,983,798
Entertainment - 0.3%
Roblox Corp. 3.875% 5/1/30 (d)		5,810,000	5,824,525
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	44,742,973
4.7% 3/23/50		29,296,000	39,253,083
			89,820,581
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,124,070
2.375% 10/9/30		635,000	614,566
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		645,000	645,155
2.39% 6/3/30(d)		800,000	784,080
2.88% 4/22/31(d)		530,000	539,508
3.975% 4/11/29(d)		480,000	523,008
			4,230,387
Media - 1.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		12,095,000	12,376,088
Altice Financing SA:
5% 1/15/28(d)		12,360,000	11,554,684
5.75% 8/15/29(d)		21,675,000	20,643,595
Altice France Holding SA 6% 2/15/28 (d)		12,670,000	11,862,288
Cable Onda SA 4.5% 1/30/30 (d)		1,730,000	1,774,115
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		7,995,000	7,875,795
4.5% 8/15/30(d)		3,170,000	3,195,186
4.5% 5/1/32		6,775,000	6,747,087
4.5% 6/1/33(d)		4,740,000	4,668,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		13,008,000	13,237,798
4.908% 7/23/25		13,008,000	14,351,098
5.375% 5/1/47		32,692,000	39,233,122
6.484% 10/23/45		9,078,000	12,406,090
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,818,959
4.65% 7/15/42		7,870,000	9,815,684
6.45% 3/15/37		1,399,000	2,045,105
CSC Holdings LLC:
4.125% 12/1/30(d)		3,005,000	2,875,695
4.625% 12/1/30(d)		13,005,000	12,094,650
5.375% 2/1/28(d)		6,480,000	6,617,700
5.75% 1/15/30(d)		16,810,000	16,463,378
7.5% 4/1/28(d)		6,041,000	6,411,011
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		15,945,000	7,055,663
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	14,472,368
4.65% 5/15/50		36,524,000	43,303,246
Dolya Holdco 18 DAC 5% 7/15/28 (d)		5,710,000	5,627,091
Fox Corp.:
3.666% 1/25/22		2,306,000	2,316,988
4.03% 1/25/24		4,055,000	4,291,436
4.709% 1/25/29		5,868,000	6,705,640
5.476% 1/25/39		5,787,000	7,478,760
5.576% 1/25/49		3,840,000	5,250,934
Lagardere S.C.A.:
1.75% 10/7/27 (Reg. S)	EUR	800,000	901,119
2.125% 10/16/26 (Reg. S)	EUR	4,800,000	5,582,167
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,905,000	1,897,437
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(d)		9,020,000	8,963,896
6.5% 9/15/28(d)		12,327,000	11,953,492
Sinclair Television Group, Inc.:
5.125% 2/15/27(d)		5,860,000	5,425,745
5.5% 3/1/30(d)		2,530,000	2,289,169
Sirius XM Radio, Inc.:
3.125% 9/1/26(d)		1,835,000	1,807,493
4% 7/15/28(d)		3,775,000	3,732,531
4.125% 7/1/30(d)		1,450,000	1,416,534
5.5% 7/1/29(d)		1,410,000	1,495,643
Tegna, Inc.:
4.625% 3/15/28		2,830,000	2,818,822
5% 9/15/29		1,100,000	1,102,750
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	20,106,167
5.5% 9/1/41		8,265,000	10,125,617
5.875% 11/15/40		10,540,000	13,355,262
6.55% 5/1/37		29,622,000	39,671,170
7.3% 7/1/38		24,672,000	35,396,162
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		4,321,000	3,154,330
Univision Communications, Inc.:
4.5% 5/1/29(d)		3,215,000	3,212,782
6.625% 6/1/27(d)		3,245,000	3,471,177
9.5% 5/1/25(d)		840,000	900,900
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,813,350
VTR Finance BV 6.375% 7/15/28 (d)		830,000	863,200
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		3,960,000	3,957,149
Ziggo BV 4.875% 1/15/30 (d)		2,545,000	2,575,222
			507,559,440
Wireless Telecommunication Services - 0.3%
Bharti Airtel International BV 5.35% 5/20/24 (d)		875,000	946,531
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	696,278
Millicom International Cellular SA 4.5% 4/27/31 (d)		1,525,000	1,518,138
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		745,000	764,463
6.5% 10/13/26(d)		819,000	899,774
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	214,000
T-Mobile U.S.A., Inc.:
3.75% 4/15/27		23,850,000	25,641,320
3.875% 4/15/30		42,000,000	45,647,450
4.375% 4/15/40		5,147,000	5,844,686
4.5% 4/15/50		10,111,000	11,825,326
VimpelCom Holdings BV:
3.375% 11/25/27(d)		1,110,000	1,085,025
7.25% 4/26/23(d)		1,155,000	1,218,525
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(f)	GBP	5,150,000	7,243,074
6.25% 10/3/78 (Reg. S)(f)		1,000,000	1,072,140
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		680,000	676,600
5.125% 1/15/28(d)		1,468,000	1,503,819
			106,797,149
TOTAL COMMUNICATION SERVICES			1,156,391,355

CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	1,142,313
Tupy Overseas SA 4.5% 2/16/31 (d)		1,220,000	1,106,235
Valeo SA 1% 8/3/28 (Reg. S)	EUR	3,300,000	3,607,949
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,810,024
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,929,494
			10,596,015
Automobiles - 0.2%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	12,266,805
4.25% 5/15/23		3,453,000	3,613,442
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 1 month U.S. LIBOR + 6.000% 6.0864% 10/8/26 (c)(f)(g)		12,815,000	12,563,187
Volkswagen Group of America Finance LLC:
2.9% 5/13/22(d)		22,286,000	22,514,151
3.125% 5/12/23(d)		19,413,000	20,020,266
			70,977,851
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		11,830,000	11,394,774
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,755,000	13,052,351
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,659,921
Service Corp. International:
4% 5/15/31		3,715,000	3,705,713
5.125% 6/1/29		4,485,000	4,776,525
Sotheby's 7.375% 10/15/27 (d)		13,093,000	13,682,185
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		8,670,000	8,930,100
			61,201,569
Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30(d)		3,260,000	3,115,060
4.375% 1/15/28(d)		4,880,000	4,855,600
5.75% 4/15/25(d)		110,000	114,186
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	3,800,000	4,277,861
Affinity Gaming LLC 6.875% 12/15/27 (d)		6,195,000	6,349,875
Aramark Services, Inc.:
5% 2/1/28(d)		11,619,000	11,677,095
6.375% 5/1/25(d)		480,000	500,640
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		2,760,000	2,691,000
6.25% 7/1/25(d)		4,730,000	4,918,159
8.125% 7/1/27(d)		7,515,000	8,245,082
Carnival Corp.:
4% 8/1/28(d)		5,500,000	5,332,415
5.75% 3/1/27(d)		10,365,000	10,086,700
6% 5/1/29(d)		7,535,000	7,327,788
6.65% 1/15/28		450,000	463,775
7.625% 3/1/26(d)		11,355,000	11,642,054
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,561,027
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,841,000	6,074,640
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(d)		5,580,000	5,416,339
3.75% 5/1/29(d)		750,000	743,048
4% 5/1/31(d)		2,700,000	2,705,420
5.75% 5/1/28(d)		420,000	444,247
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		1,425,000	1,410,750
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	11,910,000	16,763,133
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(d)		400,000	392,690
4.75% 1/15/28		1,395,000	1,395,000
6.125% 9/15/25(d)		683,000	709,159
McDonald's Corp.:
3.5% 7/1/27		6,642,000	7,192,146
3.6% 7/1/30		7,896,000	8,759,049
4.2% 4/1/50		3,991,000	4,861,681
Melco Resorts Finance Ltd.:
5.375% 12/4/29(d)		2,707,000	2,640,489
5.75% 7/21/28(d)		3,927,000	3,858,278
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		2,050,000	2,041,416
NCL Corp. Ltd.:
3.625% 12/15/24(d)		5,315,000	4,878,532
5.875% 3/15/26(d)		1,345,000	1,310,864
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	935,530
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		3,770,000	3,770,000
5.875% 9/1/31(d)		1,790,000	1,796,713
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(d)		5,550,000	5,234,927
5.5% 8/31/26(d)		5,685,000	5,542,875
5.5% 4/1/28(d)		7,300,000	7,099,250
9.125% 6/15/23(d)		225,000	238,647
10.875% 6/1/23(d)		1,070,000	1,163,561
Scientific Games Corp. 5% 10/15/25 (d)		1,201,000	1,232,526
Station Casinos LLC 4.5% 2/15/28 (d)		7,391,000	7,391,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	616,634
Times Square Hotel Trust 8.528% 8/1/26 (d)		894,741	955,585
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	914,375
Voc Escrow Ltd. 5% 2/15/28 (d)		2,935,000	2,813,931
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,464,187
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	9,150,120
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,727,959
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	4,752,397
Wynn Macau Ltd. 5.5% 10/1/27 (d)		4,970,000	4,587,931
Yum! Brands, Inc. 4.625% 1/31/32		5,170,000	5,269,523
			223,412,869
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	527,725
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		1,345,000	1,331,550
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	4,338,817
TopBuild Corp. 4.125% 2/15/32 (d)		5,005,000	5,014,434
			11,212,526
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,100,000	1,067,550
B2W Digital Lux SARL 4.375% 12/20/30 (d)		2,335,000	2,088,424
JD.com, Inc. 3.375% 1/14/30		1,780,000	1,866,223
Meituan:
2.125% 10/28/25(d)		1,375,000	1,323,754
3.05% 10/28/30(d)		1,235,000	1,144,150
Prosus NV:
3.68% 1/21/30(d)		1,145,000	1,163,105
4.027% 8/3/50(d)		1,605,000	1,492,650
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		5,547,000	5,878,156
			16,024,012
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		16,110,000	16,833,698

Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	7,718,000	11,367,686
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	5,980,000	8,184,568
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	3,335,930
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	2,163,848
4.375% 4/1/30		1,505,000	1,476,932
			26,528,964
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	3,421,708
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,768,886
4% 4/15/30		20,750,000	23,200,390
Bath & Body Works, Inc.:
5.25% 2/1/28		595,000	638,138
6.625% 10/1/30(d)		920,000	1,020,611
6.694% 1/15/27		2,170,000	2,446,675
Foot Locker, Inc. 4% 10/1/29 (d)		8,005,000	7,924,950
Lowe's Companies, Inc. 4.5% 4/15/30		15,047,000	17,461,016
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	5,269,906
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,850,000	4,359,648
			70,511,928
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		800,000	798,016
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	3,414,600
Wolverine World Wide, Inc. 4% 8/15/29 (d)		4,440,000	4,306,800
			8,519,416
TOTAL CONSUMER DISCRETIONARY			515,818,848

CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	27,592,036
4.9% 2/1/46		28,689,000	36,100,748
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	36,417,002
4.35% 6/1/40		13,754,000	16,156,248
4.5% 6/1/50		35,000,000	43,313,708
4.6% 6/1/60		14,912,000	18,532,689
4.75% 4/15/58		17,929,000	22,739,895
5.45% 1/23/39		18,170,000	23,813,961
5.55% 1/23/49		34,229,000	47,212,566
5.8% 1/23/59 (Reg. S)		36,395,000	53,369,263
Central American Bottling Corp. 5.75% 1/31/27 (d)		868,000	887,270
Constellation Brands, Inc. 4.25% 5/1/23		3,316,000	3,471,550
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		7,475,000	7,398,157
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	27,003,885
3.45% 3/25/30		13,895,000	15,473,811
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		9,975,000	9,686,723
			389,169,512
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		14,635,000	14,504,017
4.875% 2/15/30(d)		3,660,000	3,889,958
C&S Group Enterprises LLC 5% 12/15/28 (d)		9,765,000	9,098,051
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		2,620,000	2,831,729
Performance Food Group, Inc. 5.5% 10/15/27 (d)		4,857,000	5,002,710
Sysco Corp.:
5.65% 4/1/25		10,949,000	12,337,303
5.95% 4/1/30		8,801,000	11,035,457
6.6% 4/1/50		13,280,000	20,860,924
U.S. Foods, Inc.:
4.625% 6/1/30(d)		1,130,000	1,135,650
4.75% 2/15/29(d)		3,290,000	3,330,796
			84,026,595
Food Products - 0.3%
Adecoagro SA 6% 9/21/27 (d)		1,875,000	1,924,969
Camposol SA 6% 2/3/27 (d)		605,000	620,806
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,207,000	1,316,234
JBS Finance Luxembourg SARL 2.5% 1/15/27 (d)		30,700,000	30,442,120
JBS U.S.A. Food Co.:
5.75% 1/15/28(d)		1,555,000	1,630,884
7% 1/15/26(d)		1,472,000	1,530,880
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		1,480,000	1,596,180
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32(d)(h)		24,670,000	24,401,344
3.75% 12/1/31(d)		5,130,000	5,182,326
5.5% 1/15/30(d)		4,445,000	4,768,107
6.5% 4/15/29(d)		8,485,000	9,291,075
JDE Peet's BV 2.25% 9/24/31 (d)		7,550,000	7,368,020
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		6,450,000	6,431,908
MHP SA 7.75% 5/10/24 (d)		900,000	922,950
Post Holdings, Inc.:
4.625% 4/15/30(d)		2,555,000	2,523,063
5.5% 12/15/29(d)		6,955,000	7,194,669
TreeHouse Foods, Inc. 4% 9/1/28		3,650,000	3,460,602
			110,606,137
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		4,995,000	4,882,613

Personal Products - 0.0%
Natura Cosmeticos SA 4.125% 5/3/28 (d)		1,800,000	1,707,750

Tobacco - 0.6%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	28,209,111
4.25% 8/9/42		17,795,000	18,060,501
4.5% 5/2/43		11,887,000	12,628,120
4.8% 2/14/29		3,305,000	3,741,882
5.375% 1/31/44		21,453,000	25,033,803
5.95% 2/14/49		14,275,000	18,005,804
BAT Capital Corp.:
3.557% 8/15/27		6,350,000	6,645,093
4.7% 4/2/27		2,600,000	2,868,299
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	10,974,000	14,363,119
Imperial Tobacco Finance PLC:
3.5% 7/26/26(d)		12,260,000	12,958,255
3.75% 7/21/22(d)		12,933,000	13,111,575
4.25% 7/21/25(d)		11,765,000	12,672,610
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	10,166,972
5.7% 8/15/35		2,699,000	3,214,725
5.85% 8/15/45		22,737,000	27,611,358
6.15% 9/15/43		2,874,000	3,583,386
7.25% 6/15/37		3,221,000	4,357,872
			217,232,485
TOTAL CONSUMER STAPLES			807,625,092

ENERGY - 4.9%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		1,350,649	1,288,434
Halliburton Co.:
3.8% 11/15/25		382,000	413,377
4.85% 11/15/35		5,447,000	6,463,846
Oleoducto Central SA 4% 7/14/27 (d)		1,575,000	1,573,327
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		2,691,000	3,081,195
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		435,000	448,811
6.95% 3/18/30 (Reg. S)		750,000	893,700
Technip Energies NV 1.125% 5/28/28	EUR	4,400,000	5,034,755
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		1,677,000	1,802,775
7.625% 11/7/24(d)		2,315,000	2,488,625
8.375% 11/7/28(d)		485,000	549,263
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		2,043,501	1,920,891
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		379,999	379,999
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		1,021,750	1,002,224
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		2,170,000	2,061,500
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		462,000	457,380
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		2,032,907	1,941,427
			31,801,529
Oil, Gas & Consumable Fuels - 4.8%
Canacol Energy Ltd. 5.75% 11/24/28 (d)		985,000	957,666
Canadian Natural Resources Ltd.:
3.9% 2/1/25		15,925,000	16,924,564
5.85% 2/1/35		6,942,000	8,736,028
Cenovus Energy, Inc. 4.25% 4/15/27		22,916,000	24,971,987
Cheniere Energy Partners LP 3.25% 1/31/32 (d)		2,365,000	2,297,006
Cheniere Energy, Inc. 4.625% 10/15/28		5,565,000	5,731,950
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,135,875
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		17,160,000	17,160,000
7% 6/15/25(d)		12,765,000	12,892,650
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	3,284,195
Comstock Resources, Inc.:
5.875% 1/15/30(d)		6,180,000	6,189,703
6.75% 3/1/29(d)		7,820,000	8,132,800
7.5% 5/15/25(d)		865,000	886,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		18,087,000	18,087,000
5.75% 4/1/25		7,254,000	7,275,436
6% 2/1/29(d)		13,315,000	13,464,794
CVR Energy, Inc.:
5.25% 2/15/25(d)		14,130,000	13,460,238
5.75% 2/15/28(d)		10,665,000	10,072,986
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,585,670
5.125% 5/15/29		3,136,000	3,477,510
5.85% 5/21/43(d)(f)		16,107,000	15,396,037
6.45% 11/3/36(d)		8,754,000	11,380,200
Delek Logistics Partners LP 7.125% 6/1/28 (d)		7,075,000	7,322,625
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,345,000	2,409,488
DT Midstream, Inc. 4.125% 6/15/29 (d)		750,000	745,313
EG Global Finance PLC:
6.75% 2/7/25(d)		5,870,000	5,914,025
8.5% 10/30/25(d)		8,795,000	9,042,403
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	6,139,411
Enable Midstream Partners LP 3.9% 5/15/24 (f)		2,707,000	2,840,905
Enbridge, Inc.:
4% 10/1/23		9,942,000	10,410,550
4.25% 12/1/26		4,925,000	5,403,049
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		4,367,000	4,541,680
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,529,343
Energean PLC 6.5% 4/30/27 (d)		1,420,000	1,410,770
Energy Transfer LP:
3.75% 5/15/30		8,703,000	9,161,808
4.2% 9/15/23		3,683,000	3,859,411
4.25% 3/15/23		3,594,000	3,710,909
4.5% 4/15/24		4,042,000	4,304,455
4.95% 6/15/28		12,566,000	14,206,229
5% 5/15/50		19,455,000	22,355,387
5.25% 4/15/29		6,576,000	7,521,057
5.4% 10/1/47		32,027,000	38,124,489
5.8% 6/15/38		7,006,000	8,502,605
6% 6/15/48		4,563,000	5,727,594
6.25% 4/15/49		4,516,000	5,863,006
EnLink Midstream LLC 5.625% 1/15/28 (d)		1,005,000	1,030,125
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	67,571,709
FEL Energy VI SARL 5.75% 12/1/40 (d)		765,855	727,562
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		1,570,000	1,528,788
GeoPark Ltd. 6.5% 9/21/24 (d)		1,345,000	1,372,993
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		5,155,000	5,283,875
7% 8/1/27		5,189,000	5,344,670
Harvest Midstream I LP 7.5% 9/1/28 (d)		4,155,000	4,305,536
Hess Corp.:
4.3% 4/1/27		20,911,000	22,709,583
5.6% 2/15/41		5,395,000	6,649,479
5.8% 4/1/47		15,757,000	20,696,113
7.125% 3/15/33		3,656,000	4,886,351
7.3% 8/15/31		4,354,000	5,808,891
Hess Midstream Partners LP:
4.25% 2/15/30(d)		1,520,000	1,470,676
5.125% 6/15/28(d)		4,372,000	4,470,370
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		6,695,000	6,661,525
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	960,245
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		915,000	932,385
4.75% 4/24/25(d)		283,000	308,583
5.75% 4/19/47(d)		460,000	540,408
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,850,419
5.5% 3/1/44		27,364,000	33,728,208
6.55% 9/15/40		1,203,000	1,643,489
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	3,696,028
5.55% 6/1/45		7,786,000	9,861,608
Kosmos Energy Ltd.:
7.125% 4/4/26(d)		4,270,000	4,009,263
7.75% 5/1/27(d)		685,000	633,632
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S)(d)		990,000	1,012,275
6.125% 6/30/25 (Reg. S)(d)		1,635,000	1,716,750
Lukoil Capital DAC 2.8% 4/26/27 (d)		885,000	876,327
Lukoil International Finance BV 4.75% 11/2/26 (d)		695,000	751,816
Lukoil Securities BV 3.875% 5/6/30 (d)		435,000	444,570
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,650,000	1,586,013
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		1,645,000	1,580,228
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	294,350
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		945,000	954,639
MEG Energy Corp.:
5.875% 2/1/29(d)		740,000	734,228
7.125% 2/1/27(d)		4,385,000	4,483,663
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		7,883,000	1
MPLX LP:
4.5% 7/15/23		6,299,000	6,586,609
4.8% 2/15/29		3,672,000	4,165,110
4.875% 12/1/24		8,532,000	9,275,427
5.5% 2/15/49		11,018,000	13,915,717
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	982,418
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		1,605,000	1,576,311
7.625% 11/8/26(d)		565,000	501,367
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		18,130,000	17,138,833
6.75% 9/15/25(d)		18,122,000	17,401,651
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		17,160,000	17,037,220
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 11/1/23		3,015,000	2,872,873
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(e)		7,356,000	2,004,510
Occidental Petroleum Corp.:
3.2% 8/15/26		2,231,000	2,191,958
3.5% 8/15/29		7,032,000	6,886,508
4.3% 8/15/39		1,024,000	998,400
4.4% 8/15/49		1,024,000	1,006,080
4.5% 7/15/44		30,708,000	30,708,000
5.55% 3/15/26		14,762,000	15,781,095
6.125% 1/1/31		3,490,000	4,066,897
6.45% 9/15/36		18,831,000	23,383,206
6.6% 3/15/46		18,160,000	23,114,956
7.5% 5/1/31		31,005,000	39,079,787
7.875% 9/15/31		935,000	1,217,838
8.875% 7/15/30		3,205,000	4,208,726
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		16,062,000	14,857,350
Petrobras Global Finance BV:
6.75% 6/3/50		1,195,000	1,216,659
6.875% 1/20/40		1,640,000	1,758,039
8.75% 5/23/26		1,984,000	2,404,112
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		621,100	31,055
6% 5/16/24(d)(e)		3,207,669	144,345
6% 11/15/26(d)(e)		2,790,167	121,372
12.75% 2/17/22(d)(e)		172,000	7,482
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.7641% 3/11/22(f)(g)		1,125,000	1,121,063
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	2,222,679
3.5% 1/30/23		1,850,000	1,849,769
4.5% 1/23/26		22,915,000	22,374,206
4.875% 1/24/22		1,700,000	1,700,213
4.875% 1/18/24		6,441,000	6,546,874
5.35% 2/12/28		650,000	621,823
5.375% 3/13/22		770,000	771,444
5.95% 1/28/31		59,072,000	55,332,742
6.35% 2/12/48		43,373,000	34,058,648
6.49% 1/23/27		36,590,000	37,411,446
6.5% 3/13/27		75,388,000	77,027,689
6.5% 6/2/41		380,000	320,939
6.625% 6/15/35		5,003,000	4,600,571
6.75% 9/21/47		31,543,000	25,791,134
6.84% 1/23/30		80,806,000	80,684,791
6.875% 10/16/25(d)		1,060,000	1,125,614
6.95% 1/28/60		23,857,000	19,503,098
7.69% 1/23/50		54,230,000	48,661,121
8.625% 2/1/22		1,485,000	1,497,530
Petronas Capital Ltd. 3.5% 4/21/30 (d)		625,000	677,875
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,931,522
3.85% 4/9/25		2,401,000	2,571,231
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	5,097,258
3.6% 11/1/24		4,912,000	5,142,097
3.65% 6/1/22		4,550,000	4,581,716
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,000,000	2,035,375
Qatar Petroleum:
1.375% 9/12/26(d)		1,420,000	1,391,600
2.25% 7/12/31(d)		2,465,000	2,428,025
3.3% 7/12/51(d)		1,665,000	1,702,463
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		7,228,000	7,228,000
Rockies Express Pipeline LLC:
4.8% 5/15/30(d)		220,000	227,700
4.95% 7/15/29(d)		2,610,000	2,737,238
6.875% 4/15/40(d)		990,000	1,103,850
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,735,000	1,708,975
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	35,068,387
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		2,495,000	2,479,406
3.5% 4/16/29(d)		5,525,000	5,849,870
4.25% 4/16/39(d)		3,090,000	3,463,890
4.375% 4/16/49(d)		1,025,000	1,172,190
Sibur Securities DAC 2.95% 7/8/25 (d)		610,000	610,610
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		980,000	972,826
2.7% 5/13/30(d)		600,000	616,134
SM Energy Co.:
5.625% 6/1/25		2,785,000	2,757,150
6.5% 7/15/28		2,335,000	2,358,350
6.75% 9/15/26		650,000	651,625
SUEK Securities DAC 3.375% 9/15/26 (d)		2,305,000	2,281,950
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,860,850
5.875% 3/15/28		2,625,000	2,743,125
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		5,665,000	5,530,456
6% 3/1/27(d)		12,220,000	12,525,500
6% 12/31/30(d)		5,285,000	5,222,307
6% 9/1/31(d)		4,130,000	3,995,775
7.5% 10/1/25(d)		540,000	572,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32(d)		4,620,000	4,772,552
4.875% 2/1/31		5,380,000	5,770,050
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,748,568
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	34,831,882
3.9% 1/15/25		16,989,000	18,157,513
4% 9/15/25		1,911,000	2,060,822
4.3% 3/4/24		26,077,000	27,683,845
4.5% 11/15/23		4,667,000	4,932,542
4.55% 6/24/24		21,661,000	23,274,123
5.75% 6/24/44		12,223,000	15,933,284
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,952,000	4,165,998
3.95% 5/15/50		12,733,000	14,404,161
Tullow Oil PLC:
7% 3/1/25(d)		470,000	378,350
10.25% 5/15/26(d)		2,775,000	2,747,944
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		265,000	254,069
Valero Energy Corp. 2.85% 4/15/25		3,736,000	3,877,387
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		2,920,000	2,932,118
4.125% 8/15/31(d)		2,890,000	2,955,487
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,325,231
4.65% 7/1/26		5,039,000	5,379,133
4.75% 8/15/28		3,701,000	4,029,464
YPF SA:
4% 2/12/26(d)(i)		2,295,350	1,865,660
8.5% 3/23/25(d)		1,377,250	1,196,314
8.75% 4/4/24(d)		4,359,000	3,685,535
			1,637,189,869
TOTAL ENERGY			1,668,991,398

FINANCIALS - 12.6%
Banks - 4.9%
Access Bank PLC 6.125% 9/21/26 (d)		505,000	499,950
AIB Group PLC 1.875% 11/19/29 (Reg. S) (f)	EUR	8,020,000	9,214,415
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	2,300,000	2,497,572
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	274,118
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (c)(e)	EUR	1,300,000	213,778
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(f)	EUR	6,600,000	7,351,706
2.029% 9/30/27(d)(f)		7,550,000	7,454,396
2.375% 10/14/29 (Reg. S)(f)	EUR	5,940,000	6,918,091
3.125% 9/19/27 (Reg. S)(f)	GBP	8,840,000	11,860,029
Bank of America Corp.:
2.299% 7/21/32(f)		34,460,000	33,816,101
2.496% 2/13/31(f)		10,000,000	10,017,412
3.3% 1/11/23		574,000	590,930
3.419% 12/20/28(f)		14,844,000	15,814,599
3.5% 4/19/26		13,098,000	14,104,906
3.705% 4/24/28(f)		20,736,000	22,390,064
3.864% 7/23/24(f)		43,427,000	45,362,726
3.95% 4/21/25		10,930,000	11,727,727
4.1% 7/24/23		7,314,000	7,723,743
4.2% 8/26/24		25,822,000	27,748,132
4.25% 10/22/26		9,380,000	10,339,501
4.45% 3/3/26		4,916,000	5,409,590
Banque Centrale de Tunisie 5.75% 1/30/25 (d)		115,000	86,538
Barclays Bank PLC 1.7% 5/12/22		11,119,000	11,167,054
Barclays PLC:
2% 2/7/28 (Reg. S)(f)	EUR	2,350,000	2,710,090
2.852% 5/7/26(f)		31,500,000	32,510,133
4.375% 1/12/26		15,982,000	17,479,375
5.088% 6/20/30(f)		26,155,000	29,725,594
5.2% 5/12/26		12,530,000	14,069,561
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		810,000	840,375
Biz Finance PLC 9.625% 4/27/22 (d)		290,250	290,939
BNP Paribas SA:
2.159% 9/15/29(d)(f)		10,072,000	9,893,937
2.219% 6/9/26(d)(f)		27,762,000	28,184,374
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	7,000,000	7,866,458
CIT Group, Inc. 3.929% 6/19/24 (f)		4,855,000	5,000,232
Citigroup, Inc.:
2.666% 1/29/31(f)		10,000,000	10,151,289
2.75% 4/25/22		15,927,000	16,044,855
3.142% 1/24/23(f)		14,530,000	14,581,944
3.352% 4/24/25(f)		17,534,000	18,358,206
4.05% 7/30/22		3,378,000	3,455,286
4.3% 11/20/26		5,384,000	5,937,794
4.4% 6/10/25		31,901,000	34,646,037
4.412% 3/31/31(f)		42,031,000	47,944,492
4.45% 9/29/27		19,254,000	21,412,269
4.6% 3/9/26		8,567,000	9,466,074
5.5% 9/13/25		14,874,000	16,833,106
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	10,190,937
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	10,115,706
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		19,558,000	20,038,999
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(f)	GBP	3,450,000	4,621,958
5.375% 1/12/24 (Reg. S)		6,050,000	6,537,076
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	322,505
Discover Bank 4.2% 8/8/23		11,373,000	12,002,555
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,368,000	2,498,240
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	4,183,868
4.95% 3/31/30		5,616,000	6,603,362
Intesa Sanpaolo SpA:
3.875% 7/14/27(d)		5,666,000	6,065,382
4.198% 6/1/32(d)(f)		4,469,000	4,480,594
5.017% 6/26/24(d)		16,671,000	17,821,922
5.71% 1/15/26(d)		56,804,000	62,964,762
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		624,000	624,897
JPMorgan Chase & Co.:
2.739% 10/15/30(f)		10,000,000	10,271,474
2.956% 5/13/31(f)		16,800,000	17,352,169
3.25% 9/23/22		11,737,000	12,001,868
3.797% 7/23/24(f)		44,260,000	46,258,808
3.875% 9/10/24		22,801,000	24,329,289
4.125% 12/15/26		20,651,000	22,825,360
4.452% 12/5/29(f)		40,200,000	45,680,868
4.493% 3/24/31(f)		60,900,000	70,289,274
Lloyds Banking Group PLC 1.985% 12/15/31 (f)	GBP	3,200,000	4,178,282
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	630,586
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(f)	GBP	5,300,000	6,916,247
3.073% 5/22/28(f)		17,464,000	18,191,474
3.622% 8/14/30 (Reg. S)(f)	GBP	2,250,000	3,120,791
4.8% 4/5/26		15,141,000	16,875,299
5.125% 5/28/24		44,276,000	47,922,684
6% 12/19/23		74,798,000	81,562,351
6.1% 6/10/23		26,301,000	28,177,782
6.125% 12/15/22		27,112,000	28,525,016
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	34,342,482
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		293,250	294,496
Rabobank Nederland 4.375% 8/4/25		16,524,000	17,963,765
SB Capital SA 5.125% 10/29/22 (d)		640,000	652,000
Societe Generale:
1.038% 6/18/25(d)(f)		70,150,000	69,191,496
1.488% 12/14/26(d)(f)		37,622,000	36,767,335
4.25% 4/14/25(d)		2,700,000	2,875,941
4.75% 11/24/25(d)		1,750,000	1,904,885
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		1,330,000	1,334,821
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(f)	EUR	5,050,000	5,776,104
5.861% 6/19/32(d)(f)		4,900,000	5,343,641
6.572% 1/14/22(d)		17,480,000	17,592,921
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	3,250,000	4,680,530
Wells Fargo & Co.:
2.406% 10/30/25(f)		18,129,000	18,613,840
2.572% 2/11/31(f)		10,000,000	10,145,600
4.478% 4/4/31(f)		58,414,000	67,501,663
5.013% 4/4/51(f)		83,211,000	115,101,524
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	14,660,376
			1,688,911,303
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	14,296,115
4.25% 2/15/24		9,340,000	9,969,867
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	50,437,808
4.2% 6/10/24		31,505,000	33,192,663
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	1,953,600
Coinbase Global, Inc. 3.375% 10/1/28 (d)		3,625,000	3,407,500
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S)(f)	GBP	3,900,000	5,137,323
2.593% 9/11/25(d)(f)		38,976,000	39,853,615
3.75% 3/26/25		12,391,000	13,207,396
3.8% 6/9/23		23,347,000	24,320,298
3.869% 1/12/29(d)(f)		11,793,000	12,631,014
4.194% 4/1/31(d)(f)		40,588,000	44,643,871
4.207% 6/12/24(d)(f)		18,061,000	18,864,356
4.282% 1/9/28(d)		6,700,000	7,306,091
6.5% 8/8/23 (Reg. S)		13,305,000	14,415,968
Deutsche Bank AG:
4.1% 1/13/26		5,495,000	5,933,246
4.5% 4/1/25		82,560,000	88,092,611
Deutsche Bank AG New York Branch:
3.3% 11/16/22		30,321,000	31,046,308
3.729% 1/14/32(f)		60,841,000	61,984,667
5% 2/14/22		29,755,000	30,016,566
5.882% 7/8/31(f)		10,000,000	11,710,084
Goldman Sachs Group, Inc.:
2.383% 7/21/32(f)		34,782,000	34,127,794
2.6% 2/7/30		10,000,000	10,135,671
3.2% 2/23/23		10,830,000	11,125,636
3.691% 6/5/28(f)		128,004,000	137,935,306
3.75% 5/22/25		12,741,000	13,624,722
3.8% 3/15/30		70,690,000	77,499,610
6.75% 10/1/37		6,976,000	9,852,063
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,320,000	1,318,020
Moody's Corp.:
3.25% 1/15/28		7,339,000	7,949,810
3.75% 3/24/25		20,324,000	21,761,754
4.875% 2/15/24		6,892,000	7,403,271
Morgan Stanley:
2.699% 1/22/31(f)		10,000,000	10,267,731
3.125% 1/23/23		8,282,000	8,508,880
3.125% 7/27/26		69,344,000	73,472,465
3.622% 4/1/31(f)		39,278,000	42,883,131
3.737% 4/24/24(f)		79,634,000	82,624,345
4.431% 1/23/30(f)		14,132,000	16,113,388
4.875% 11/1/22		16,717,000	17,348,361
5% 11/24/25		27,517,000	30,762,145
State Street Corp. 2.825% 3/30/23 (f)		2,663,000	2,682,413
UBS Group AG:
1.494% 8/10/27(d)(f)		21,621,000	21,147,530
4.125% 9/24/25(d)		12,029,000	13,099,102
			1,174,064,115
Consumer Finance - 2.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	41,315,350
2.45% 10/29/26		15,103,000	15,140,996
2.875% 8/14/24		22,114,000	22,825,572
3% 10/29/28		15,819,000	15,929,779
3.3% 1/30/32		16,922,000	17,051,115
3.5% 5/26/22		960,000	971,141
4.125% 7/3/23		13,016,000	13,572,969
4.45% 4/3/26		10,546,000	11,440,842
4.875% 1/16/24		16,603,000	17,740,772
6.5% 7/15/25		13,775,000	15,757,594
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,681,221
3.05% 6/5/23		36,615,000	37,593,142
5.125% 9/30/24		8,417,000	9,222,421
5.75% 11/20/25		20,763,000	23,513,706
5.8% 5/1/25		20,531,000	23,203,013
8% 11/1/31		10,441,000	14,770,172
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	29,795,906
3.65% 5/11/27		52,443,000	56,709,933
3.8% 1/31/28		24,176,000	26,465,193
Discover Financial Services:
3.85% 11/21/22		22,201,000	22,869,306
3.95% 11/6/24		9,389,000	10,029,640
4.1% 2/9/27		11,988,000	13,060,013
4.5% 1/30/26		15,184,000	16,656,506
5.2% 4/27/22		7,992,000	8,139,262
Ford Motor Credit Co. LLC:
4.063% 11/1/24		77,591,000	80,927,413
5.584% 3/18/24		20,831,000	22,222,511
5.596% 1/7/22		19,922,000	19,993,719
OneMain Finance Corp.:
3.5% 1/15/27		4,520,000	4,361,800
3.875% 9/15/28		5,685,000	5,486,025
6.125% 3/15/24		1,515,000	1,590,750
7.125% 3/15/26		900,000	1,011,962
Synchrony Financial:
2.85% 7/25/22		5,574,000	5,648,496
3.95% 12/1/27		24,512,000	26,463,637
4.25% 8/15/24		23,318,000	24,824,231
4.375% 3/19/24		19,957,000	21,158,716
5.15% 3/19/29		36,585,000	42,528,953
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	31,129,811
			759,803,588
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,808,820
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	9,715,525
4.05% 7/1/30		19,581,000	21,513,393
4.125% 6/15/26		15,162,000	16,527,447
4.125% 5/15/29		18,497,000	20,590,554
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		1,142,000	1,002,105
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,193,226
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,780,000	4,624,650
5.25% 5/15/27		16,575,000	16,865,063
6.25% 5/15/26		9,221,000	9,474,578
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	6,424,568
M&G PLC:
5.625% 10/20/51 (Reg. S)(f)	GBP	5,300,000	8,167,369
6.5% 10/20/48 (Reg. S)(f)		4,150,000	4,871,063
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		1,375,000	1,430,000
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind(d)		884,928	53,096
7.125% 12/26/46 pay-in-kind(d)		1,390,793	81,709
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	24,064,286
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	21,956,341
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	25,875,572
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	636,973
Sparc Em Spc 0% 12/5/22 (d)		68,893	68,032
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,560,000	5,319,419
			211,263,789
Insurance - 1.5%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S)(f)	EUR	2,000,000	2,240,551
3.2% 9/16/40(d)		13,571,000	13,883,262
3.375% 4/7/30(d)		28,695,000	31,072,516
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		6,756,000	6,585,546
6.75% 10/15/27(d)		21,421,000	21,643,564
American International Group, Inc.:
2.5% 6/30/25		55,000,000	56,909,211
3.4% 6/30/30		55,000,000	59,343,737
3.875% 1/15/35		12,130,000	13,550,787
AmWINS Group, Inc. 4.875% 6/30/29 (d)		7,790,000	7,665,204
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,434,666
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	3,300,000	4,437,862
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(f)		6,561,000	7,365,510
5.75% 8/15/50 (Reg. S)(f)		14,850,000	16,368,710
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,766,397
Five Corners Funding Trust II 2.85% 5/15/30 (d)		36,968,000	38,286,382
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	9,354,141
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	14,529,911
4.75% 3/15/39		5,849,000	7,434,944
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	24,334,925
Metropolitan Life Global Funding I 3% 1/10/23 (d)		5,030,000	5,160,130
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	27,732,150
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	11,928,315
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	11,010,160
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(f)	GBP	5,100,000	6,538,173
6.75% 12/2/44 (Reg. S)(f)		6,610,000	7,315,510
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	8,474,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		11,520,000	15,158,424
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	4,166,105
Unum Group:
3.875% 11/5/25		13,752,000	14,670,667
4% 3/15/24		12,741,000	13,488,151
4% 6/15/29		15,636,000	17,313,631
5.75% 8/15/42		16,274,000	20,536,508
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	4,844,813
			510,544,563
TOTAL FINANCIALS			4,344,587,358

HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		30,800,000	30,907,068
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		1,825,000	1,733,203
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		4,140,000	4,098,600
			36,738,871
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29(d)		6,030,000	6,022,463
4.625% 7/15/28(d)		7,180,000	7,414,786
Hologic, Inc.:
3.25% 2/15/29(d)		5,065,000	4,970,031
4.625% 2/1/28(d)		443,000	459,613
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29(d)		8,005,000	7,904,938
5.25% 10/1/29(d)		4,210,000	4,204,738
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,383,700
			32,360,269
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (d)		3,525,000	3,461,409
Aetna, Inc. 2.75% 11/15/22		1,281,000	1,299,141
AMN Healthcare 4% 4/15/29 (d)		4,420,000	4,453,150
Anthem, Inc. 3.3% 1/15/23		4,104,000	4,220,198
Cano Health, Inc. 6.25% 10/1/28 (d)		2,725,000	2,671,808
Centene Corp.:
2.45% 7/15/28		29,620,000	29,064,625
2.625% 8/1/31		13,830,000	13,380,525
3.375% 2/15/30		14,530,000	14,633,773
4.25% 12/15/27		15,485,000	16,065,688
4.625% 12/15/29		24,065,000	25,749,550
Cigna Corp.:
3.05% 10/15/27		10,400,000	11,042,036
4.375% 10/15/28		19,595,000	22,201,436
4.8% 8/15/38		12,201,000	14,951,744
4.9% 12/15/48		12,189,000	15,792,942
Community Health Systems, Inc.:
4.75% 2/15/31(d)		5,290,000	5,210,663
5.625% 3/15/27(d)		14,020,000	14,370,500
6% 1/15/29(d)		5,290,000	5,501,600
6.125% 4/1/30(d)		4,265,000	4,083,738
6.875% 4/15/29(d)		5,185,000	5,096,194
8% 3/15/26(d)		5,305,000	5,543,725
CVS Health Corp.:
3% 8/15/26		2,303,000	2,427,952
3.625% 4/1/27		7,027,000	7,597,059
3.7% 3/9/23		780,000	806,658
4.78% 3/25/38		18,481,000	22,518,317
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		12,915,000	12,753,563
HCA Holdings, Inc. 4.75% 5/1/23		379,000	398,088
HealthEquity, Inc. 4.5% 10/1/29 (d)		7,250,000	7,159,375
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		1,075,000	1,066,938
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	2,216,025
Option Care Health, Inc. 4.375% 10/31/29 (d)		4,520,000	4,498,304
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,525,434
Radiology Partners, Inc. 9.25% 2/1/28 (d)		5,605,000	5,714,970
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		8,005,000	7,904,938
Sabra Health Care LP 3.2% 12/1/31		36,074,000	35,395,437
Tenet Healthcare Corp.:
4.25% 6/1/29(d)		5,960,000	5,900,400
4.375% 1/15/30(d)(h)		7,560,000	7,534,901
4.625% 7/15/24		787,000	793,855
4.625% 6/15/28(d)		5,865,000	5,984,705
6.125% 10/1/28(d)		11,750,000	12,001,450
6.25% 2/1/27(d)		2,030,000	2,103,588
Toledo Hospital 5.325% 11/15/28		6,970,000	7,777,515
Vizient, Inc. 6.25% 5/15/27 (d)		375,000	390,938
			373,264,855
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		1,715,000	1,695,706
4.25% 5/1/28(d)		515,000	522,063
			2,217,769
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc.:
4.875% 6/1/28(d)		3,400,000	3,349,000
5% 1/30/28(d)		3,695,000	3,285,890
5.5% 11/1/25(d)		465,000	469,976
7% 1/15/28(d)		5,945,000	5,736,925
9% 12/15/25(d)		618,000	645,007
Bayer AG:
2.375% 4/2/75 (Reg. S)(f)	EUR	11,360,000	12,969,179
3.75% 7/1/74 (Reg. S)(f)	EUR	3,300,000	3,870,974
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	15,201,751
Catalent Pharma Solutions 3.5% 4/1/30 (d)		5,800,000	5,634,120
Elanco Animal Health, Inc.:
5.272% 8/28/23(f)		10,157,000	10,730,160
5.9% 8/28/28(f)		4,279,000	4,894,620
Jazz Securities DAC 4.375% 1/15/29 (d)		7,695,000	7,839,820
Mylan NV 4.55% 4/15/28		13,507,000	15,191,245
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		7,820,000	7,802,053
5.125% 4/30/31(d)		3,205,000	3,273,106
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		669,000	666,491
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		720,000	718,675
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	7,621,261
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		1,555,000	1,599,131
Viatris, Inc.:
1.125% 6/22/22		11,566,000	11,583,319
1.65% 6/22/25		3,717,000	3,709,580
2.7% 6/22/30		18,896,000	18,867,683
3.85% 6/22/40		8,232,000	8,767,814
4% 6/22/50		14,216,000	15,318,141
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,183,865
			172,929,786
TOTAL HEALTH CARE			617,511,550

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	6,193,103
Bombardier, Inc.:
6% 2/15/28(d)		4,850,000	4,813,625
7.125% 6/15/26(d)		6,660,000	6,870,789
7.5% 3/15/25(d)		10,084,000	10,277,714
7.875% 4/15/27(d)		14,850,000	15,280,947
BWX Technologies, Inc. 4.125% 6/30/28 (d)		6,330,000	6,330,000
DAE Funding LLC:
1.55% 8/1/24(d)		690,000	677,925
1.625% 2/15/24(d)		810,000	801,900
Embraer Netherlands Finance BV 5.05% 6/15/25		1,920,000	1,964,400
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	5,235,805
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	4,204,743
The Boeing Co.:
5.04% 5/1/27		13,707,000	15,433,289
5.15% 5/1/30		13,707,000	15,900,016
5.705% 5/1/40		13,710,000	17,510,378
5.805% 5/1/50		13,700,000	18,478,697
5.93% 5/1/60		13,710,000	18,950,578
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,851,056
5.5% 11/15/27		24,802,000	24,957,013
6.25% 3/15/26(d)		2,500,000	2,593,750
7.5% 3/15/27		1,917,000	1,998,473
8% 12/15/25(d)		260,000	273,975
			186,598,176
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		740,000	747,539
5.125% 8/11/61(d)		545,000	563,666
			1,311,205
Airlines - 0.0%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(e)		390,000	380,250
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		1,045,000	1,067,206
Azul Investments LLP:
5.875% 10/26/24(d)		2,048,000	1,867,264
7.25% 6/15/26(d)		695,000	620,496
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	712,857
			4,648,073
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	11,931,437

Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (d)		5,555,000	5,405,709
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(d)		5,560,000	5,282,000
6.625% 7/15/26(d)		845,000	868,407
APX Group, Inc. 6.75% 2/15/27 (d)		5,076,000	5,276,756
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		2,163,000	2,092,703
4.625% 6/1/28(d)		5,902,000	5,710,185
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,052,000	12,856,220
CoreCivic, Inc.:
4.75% 10/15/27		2,670,000	2,413,013
8.25% 4/15/26		11,660,000	12,003,853
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		7,795,000	7,870,612
Madison IAQ LLC:
4.125% 6/30/28(d)		5,505,000	5,326,088
5.875% 6/30/29(d)		9,060,000	8,716,173
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29(d)		2,830,000	2,736,723
5.625% 10/1/28(d)		5,175,000	5,282,537
5.875% 10/1/30(d)		5,155,000	5,363,159
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,270,000	1,276,350
Stericycle, Inc. 3.875% 1/15/29 (d)		4,180,000	4,075,500
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		875,000	866,250
			93,422,238
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,541,816
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		685,000	685,856
Pike Corp. 5.5% 9/1/28 (d)		11,348,000	11,450,365
Railworks Holdings LP 8.25% 11/15/28 (d)		3,935,000	4,003,863
SRS Distribution, Inc.:
4.625% 7/1/28(d)		1,980,000	1,984,683
6% 12/1/29(d)		1,695,000	1,675,965
			21,342,548
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		2,595,000	2,631,330

Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25% 2/1/27(d)		2,310,000	2,296,371
4.75% 6/15/29(d)		3,935,000	3,915,325
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,303,543
			7,515,239
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,825,000
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	12,798,064
			15,623,064
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	604,109
Seaspan Corp. 5.5% 8/1/29 (d)		7,650,000	7,590,330
			8,194,439
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		2,650,000	2,718,105
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		13,905,000	13,974,664
4% 7/1/29(d)		945,000	949,725
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,361,628
TriNet Group, Inc. 3.5% 3/1/29 (d)		5,700,000	5,631,600
			25,635,722
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,907,338
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		320,000	425,840
			5,333,178
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,905,963
3% 9/15/23		2,041,000	2,098,713
3.375% 7/1/25		24,376,000	25,552,300
4.25% 2/1/24		18,355,000	19,430,025
4.25% 9/15/24		7,664,000	8,198,578
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,656,448
			63,842,027
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	2,040,000	2,385,433
1.75% 7/30/31 (Reg. S)	EUR	1,500,000	1,740,042
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(d)		37,550,000	38,354,068
3.95% 7/1/24(d)		7,125,000	7,467,696
4.25% 4/15/26(d)		5,430,000	5,796,956
4.375% 5/1/26(d)		16,881,000	18,088,967
5.25% 5/15/24(d)		13,457,000	14,481,327
5.5% 1/15/26(d)		14,454,000	16,043,054
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		2,070,000	2,178,675
3.875% 7/18/29 (Reg. S)		1,240,000	1,316,570
DP World Ltd. 5.625% 9/25/48 (d)		440,000	536,800
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		7,095,000	6,741,739
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	5,300,000	7,045,493
7.125% 2/14/24	GBP	6,290,000	9,310,005
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	2,127,036
			133,613,861
TOTAL INDUSTRIALS			581,642,537

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	6,900,000	7,594,600
CommScope, Inc.:
4.75% 9/1/29(d)		1,960,000	1,896,300
6% 3/1/26(d)		6,015,000	6,152,984
7.125% 7/1/28(d)		3,015,000	2,803,950
8.25% 3/1/27(d)		600,000	588,000
HTA Group Ltd. 7% 12/18/25 (d)		1,235,000	1,266,878
SSL Robotics LLC 9.75% 12/31/23 (d)		444,000	478,632
			20,781,344
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		8,820,000	9,355,044
5.85% 7/15/25		5,060,000	5,788,781
6.02% 6/15/26		5,064,000	5,894,450
6.1% 7/15/27		9,288,000	11,185,886
6.2% 7/15/30		8,040,000	10,220,448
TTM Technologies, Inc. 4% 3/1/29 (d)		11,095,000	10,764,147
			53,208,756
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (d)		8,995,000	8,927,538
Arches Buyer, Inc.:
4.25% 6/1/28(d)		4,860,000	4,811,400
6.125% 12/1/28(d)		6,380,000	6,441,886
CA Magnum Holdings 5.375% (d)(j)		1,585,000	1,618,681
Gartner, Inc.:
3.625% 6/15/29(d)		1,330,000	1,321,688
3.75% 10/1/30(d)		2,385,000	2,379,038
4.5% 7/1/28(d)		3,690,000	3,835,017
Rackspace Hosting, Inc.:
3.5% 2/15/28(d)		4,380,000	4,104,104
5.375% 12/1/28(d)		31,459,000	30,357,935
Twilio, Inc. 3.875% 3/15/31		1,890,000	1,875,825
			65,673,112
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.:
1.95% 2/15/28(d)		6,532,000	6,373,103
2.45% 2/15/31(d)		63,710,000	61,315,411
2.6% 2/15/33(d)		56,472,000	54,025,277
3.5% 2/15/41(d)		44,880,000	44,764,155
3.75% 2/15/51(d)		21,062,000	21,908,589
ON Semiconductor Corp. 3.875% 9/1/28 (d)		2,785,000	2,833,431
			191,219,966
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25(d)		2,277,000	2,318,054
6.875% 8/1/25(d)		9,295,000	9,462,589
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	6,134,160
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		1,655,000	1,626,915
4.875% 7/1/29(d)		1,565,000	1,532,526
Elastic NV 4.125% 7/15/29 (d)		5,485,000	5,375,300
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		8,438,000	8,646,419
MicroStrategy, Inc. 6.125% 6/15/28 (d)		3,240,000	3,248,100
Open Text Corp.:
3.875% 2/15/28(d)		3,090,000	3,059,100
3.875% 12/1/29(d)		6,025,000	5,989,332
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		282,000	280,590
Oracle Corp.:
1.65% 3/25/26		24,761,000	24,639,607
2.3% 3/25/28		39,119,000	39,336,425
2.8% 4/1/27		26,554,000	27,511,794
2.875% 3/25/31		49,210,000	50,364,031
3.6% 4/1/40		26,550,000	27,506,914
			217,031,856
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		1,305,000	1,337,054
5.875% 4/24/25 (Reg. S)		305,000	338,779
			1,675,833
TOTAL INFORMATION TECHNOLOGY			549,590,867

MATERIALS - 0.8%
Chemicals - 0.4%
Axalta Coating Systems LLC 3.375% 2/15/29 (d)		4,205,000	3,995,402
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		7,189,000	7,429,472
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	335,759
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	25,553,272
Consolidated Energy Finance SA 6.5% 5/15/26 (d)		1,684,000	1,730,310
CVR Partners LP 6.125% 6/15/28 (d)		2,500,000	2,594,250
Element Solutions, Inc. 3.875% 9/1/28 (d)		3,445,000	3,410,550
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,626,905
Equate Petrochemical BV 2.625% 4/28/28 (d)		735,000	731,233
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26(d)		8,900,000	8,827,754
7% 12/31/27(d)		665,000	638,400
LSB Industries, Inc. 6.25% 10/15/28 (d)		830,000	857,025
MEGlobal Canada, Inc. 5% 5/18/25 (d)		290,000	315,977
Methanex Corp.:
5.125% 10/15/27		7,417,000	7,750,765
5.65% 12/1/44		4,897,000	4,940,730
NOVA Chemicals Corp.:
4.25% 5/15/29(d)		2,885,000	2,827,300
5.25% 6/1/27(d)		5,340,000	5,607,000
OCP SA:
3.75% 6/23/31(d)		1,380,000	1,326,525
4.5% 10/22/25(d)		305,000	319,926
6.875% 4/25/44(d)		275,000	320,083
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		2,755,000	2,658,575
Orbia Advance Corp. S.A.B. de CV 1.875% 5/11/26 (d)		725,000	712,675
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,933,000	1,933,604
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,666,108
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,685,000	1,663,938
5.875% 3/27/24		1,800,000	1,854,900
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		2,140,000	2,158,768
The Chemours Co. LLC:
4.625% 11/15/29(d)		4,970,000	4,802,263
5.375% 5/15/27		9,448,000	9,875,097
5.75% 11/15/28(d)		14,555,000	14,918,875
Valvoline, Inc. 4.25% 2/15/30 (d)		6,000,000	5,948,400
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		4,290,000	4,313,724
			133,645,565
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		635,000	616,998

Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		850,000	820,250
4% 9/1/29(d)		4,250,000	4,131,053
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(d)		2,745,000	2,776,046
5.25% 8/15/27(d)		3,924,000	3,845,520
Flex Acquisition Co., Inc. 6.875% 1/15/25 (d)		8,140,000	8,118,917
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,190,000	1,182,705
Intertape Polymer Group, Inc. 4.375% 6/15/29 (d)		5,040,000	4,989,600
OI European Group BV 4.75% 2/15/30 (d)		2,815,000	2,812,129
Trivium Packaging Finance BV:
5.5% 8/15/26(d)		7,114,000	7,343,924
8.5% 8/15/27(d)		6,169,000	6,446,605
			42,466,749
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
4.875% 10/1/29		5,570,000	5,503,327
5.875% 12/1/27		19,955,000	20,774,552
Alrosa Finance SA 3.1% 6/25/27 (d)		610,000	616,100
Antofagasta PLC 2.375% 10/14/30 (d)		1,860,000	1,762,699
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		1,205,000	1,251,123
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		290,000	292,139
3.15% 1/14/30(d)		750,000	762,328
3.7% 1/30/50(d)		1,755,000	1,774,524
Endeavour Mining PLC 5% 10/14/26 (d)		900,000	891,000
First Quantum Minerals Ltd.:
6.875% 10/15/27(d)		5,745,000	6,040,149
7.25% 4/1/23(d)		5,270,000	5,362,489
7.5% 4/1/25(d)		695,000	712,062
FMG Resources (August 2006) Pty Ltd.:
4.375% 4/1/31(d)		4,690,000	4,730,615
4.5% 9/15/27(d)		80,000	82,895
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	944,583
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	446,723
Gran Colombia Gold Corp. 6.875% 8/9/26 (d)		1,725,000	1,687,913
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,267,425
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		1,225,000	1,387,894
JSW Steel Ltd. 3.95% 4/5/27 (d)		1,195,000	1,168,113
Kaiser Aluminum Corp.:
4.5% 6/1/31(d)		4,460,000	4,331,775
4.625% 3/1/28(d)		7,157,000	7,009,781
Metinvest BV:
7.75% 4/23/23(d)		1,602,000	1,637,845
8.5% 4/23/26 (Reg. S)		435,000	435,218
Polyus Finance PLC 3.25% 10/14/28 (d)		655,000	638,625
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		4,060,000	4,050,865
Stillwater Mining Co. 4% 11/16/26 (d)		1,075,000	1,034,956
TMK Capital SA 4.3% 2/12/27 (Reg. S)		990,000	984,617
Usiminas International SARL 5.875% 7/18/26 (d)		1,530,000	1,550,846
Vedanta Resources PLC 6.375% 7/30/22 (d)		1,810,000	1,777,533
VM Holding SA 6.5% 1/18/28 (d)		1,405,000	1,517,224
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		505,000	481,013
			82,908,951
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		1,910,000	1,933,875
SPA Holdings 3 OY 4.875% 2/4/28 (d)		6,520,000	6,429,372
			8,363,247
TOTAL MATERIALS			268,001,510

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	20,022,662
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		1,420,000	1,401,824
American Homes 4 Rent LP 2.375% 7/15/31		2,770,000	2,739,985
ARGAN SA 1.011% 11/17/26 (Reg. S)	EUR	2,900,000	3,295,566
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	15,823,057
4.5% 12/1/28		12,665,000	14,405,234
Corporate Office Properties LP:
2.25% 3/15/26		6,484,000	6,561,554
2.75% 4/15/31		4,678,000	4,690,616
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,340,000	3,273,200
Duke Realty LP 3.75% 12/1/24		3,445,000	3,674,529
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	1,085,265
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	5,021,712
3.5% 8/1/26		5,039,000	5,410,511
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	2,196,392
3.5% 7/15/29		2,351,000	2,560,996
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	30,944,223
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	1,017,563
4.75% 10/1/24		1,225,000	1,265,780
Kimco Realty Corp. 3.375% 10/15/22		1,739,000	1,767,845
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,625,333
Lexington Corporate Properties Trust:
2.7% 9/15/30		7,113,000	7,155,500
4.4% 6/15/24		2,936,000	3,114,094
MPT Operating Partnership LP/MPT Finance Corp. 2.5% 3/24/26	GBP	2,850,000	3,811,985
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		20,207,000	19,660,192
3.375% 2/1/31		13,097,000	13,188,226
3.625% 10/1/29		39,642,000	41,472,630
4.375% 8/1/23		5,521,000	5,783,253
4.5% 1/15/25		6,808,000	7,311,667
4.5% 4/1/27		32,478,000	35,708,830
4.75% 1/15/28		18,782,000	20,821,154
4.95% 4/1/24		11,105,000	11,920,684
5.25% 1/15/26		18,623,000	20,801,148
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,050,000
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	5,437,895
Realty Income Corp.:
2.2% 6/15/28		3,122,000	3,150,662
2.85% 12/15/32		3,841,000	4,006,746
3.25% 1/15/31		3,878,000	4,167,221
3.4% 1/15/28		6,031,000	6,483,435
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,270,779
5% 12/15/23		1,293,000	1,374,579
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		1,200,000	1,185,000
Senior Housing Properties Trust 9.75% 6/15/25		685,000	739,800
Service Properties Trust 7.5% 9/15/25		510,000	541,312
Simon Property Group LP 2.45% 9/13/29		6,352,000	6,444,176
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,732,128
4.25% 2/1/26		18,338,000	19,620,676
Store Capital Corp.:
2.75% 11/18/30		7,730,000	7,771,340
4.625% 3/15/29		5,948,000	6,721,609
The GEO Group, Inc. 6% 4/15/26		2,299,000	1,977,140
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		12,375,000	12,065,625
6.5% 2/15/29(d)		37,205,000	35,769,817
Uniti Group, Inc.:
6% 1/15/30(d)		10,595,000	9,906,325
7.875% 2/15/25(d)		10,080,000	10,539,850
Ventas Realty LP:
3% 1/15/30		28,128,000	29,079,421
3.5% 2/1/25		3,798,000	4,022,445
3.75% 5/1/24		15,927,000	16,758,299
4% 3/1/28		6,996,000	7,721,488
4.125% 1/15/26		3,540,000	3,874,988
4.75% 11/15/30		39,136,000	45,848,854
VICI Properties, Inc.:
3.5% 2/15/25(d)		155,000	156,691
4.25% 12/1/26(d)		225,000	232,313
4.625% 12/1/29(d)		485,000	515,196
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,930,623
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	5,016,079
4% 2/1/25		21,671,000	23,212,284
			609,858,006
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	4,540,000	4,242,623
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	16,200,000	14,973,522
2.25% 4/27/27 (Reg. S)	EUR	1,800,000	1,643,311
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	3,900,000	4,600,927
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	9,408,736
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	5,733,987
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	2,562,471
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	19,058,676
3.95% 11/15/27		14,429,000	15,565,713
4.1% 10/1/24		13,139,000	13,990,861
4.55% 10/1/29		15,790,000	17,560,369
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	21,325,860
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,934,965
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	337,050
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,929,791
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	465,926
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	4,640,294
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	4,620,470
Howard Hughes Corp.:
4.125% 2/1/29(d)		1,995,000	1,966,252
4.375% 2/1/31(d)		1,995,000	1,972,716
Kennedy-Wilson, Inc. 4.75% 2/1/30		8,025,000	8,065,125
Post Apartment Homes LP 3.375% 12/1/22		819,000	835,316
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29(d)		7,000,000	7,078,750
7.625% 6/15/25(d)		145,000	152,975
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,590,380
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	6,213,496
2.7% 7/15/31		15,891,000	15,915,751
Tanger Properties LP:
2.75% 9/1/31		16,274,000	15,607,727
3.125% 9/1/26		8,723,000	9,063,636
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,800,696
			221,858,372
TOTAL REAL ESTATE			831,716,378

UTILITIES - 1.5%
Electric Utilities - 0.8%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		865,000	846,403
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,198,348
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	1,189,316
Clearway Energy Operating LLC:
3.75% 2/15/31(d)		2,595,000	2,564,950
4.75% 3/15/28(d)		1,030,000	1,081,500
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	12,753,128
Comision Federal de Electricid 3.348% 2/9/31 (d)		325,000	311,350
Duke Energy Corp. 2.45% 6/1/30		10,750,000	10,665,822
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(d)		5,172,000	5,093,271
2.775% 1/7/32(d)		16,845,000	16,836,047
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	4,096,721
Enel SpA 3.375% (Reg. S) (f)(j)	EUR	4,075,000	5,020,058
Entergy Corp. 2.8% 6/15/30		11,033,000	11,282,708
Eskom Holdings SOC Ltd.:
6.75% 8/6/23(d)		4,740,000	4,840,725
7.125% 2/11/25(d)		250,000	256,219
Eversource Energy 2.8% 5/1/23		9,622,000	9,827,230
Exelon Corp.:
4.05% 4/15/30		6,798,000	7,619,464
4.7% 4/15/50		3,027,000	3,897,967
Exgen Texas Power LLC 1 month U.S. LIBOR + 6.750% 0% 10/8/26 (c)(f)(g)		1,508,463	1,508,463
FirstEnergy Corp.:
4.75% 3/15/23		19,904,000	20,461,909
7.375% 11/15/31		37,147,000	49,680,769
InterGen NV 7% 6/30/23 (d)		7,075,000	6,933,500
IPALCO Enterprises, Inc. 3.7% 9/1/24		6,665,000	7,007,774
Lamar Funding Ltd. 3.958% 5/7/25 (d)		665,000	651,825
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,684,459
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	8,200,000	9,274,511
NRG Energy, Inc.:
3.375% 2/15/29(d)		3,565,000	3,440,510
3.625% 2/15/31(d)		2,095,000	1,990,250
5.25% 6/15/29(d)		3,295,000	3,415,597
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		3,589,564	3,822,886
PG&E Corp.:
5% 7/1/28		6,600,000	6,798,000
5.25% 7/1/30		11,820,000	12,115,500
Southern Co. 1.875% 9/15/81 (f)	EUR	8,500,000	9,331,375
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		19,885,000	20,232,988
Vistra Operations Co. LLC:
5% 7/31/27(d)		3,800,000	3,840,128
5.625% 2/15/27(d)		3,370,000	3,460,636
			268,032,307
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		1,225,482	1,496,849
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	872,100
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,757,948
			4,126,897
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,600,000	3,618,783
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		640,000	560,000
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	5,513,942
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,625,000	1,517,019
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,384,500
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,443,000	1,424,963
The AES Corp.:
2.45% 1/15/31		8,564,000	8,383,075
3.3% 7/15/25(d)		33,229,000	34,760,192
3.95% 7/15/30(d)		28,974,000	31,236,580
			88,399,054
Multi-Utilities - 0.4%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		390,000	441,992
4.875% 4/23/30(d)		250,000	295,359
Berkshire Hathaway Energy Co. 4.05% 4/15/25		49,782,000	54,168,186
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	3,332,419
NiSource, Inc.:
2.95% 9/1/29		31,524,000	32,667,879
5.25% 2/15/43		8,116,000	10,651,336
5.8% 2/1/42		4,036,000	5,429,540
5.95% 6/15/41		5,760,000	7,939,541
Puget Energy, Inc. 4.1% 6/15/30		12,996,000	14,113,927
Sempra Energy:
2.875% 10/1/22		3,670,000	3,722,825
6% 10/15/39		9,562,000	13,268,444
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (f)(g)		2,459,000	2,286,870
			148,318,318
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,925,666
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	5,000,000	6,618,789
			8,544,455
TOTAL UTILITIES			517,421,031

TOTAL NONCONVERTIBLE BONDS			11,859,297,924
TOTAL CORPORATE BONDS (Cost $11,245,278,868)			11,867,721,987

U.S. Government and Government Agency Obligations - 33.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Inflation-Protected Obligations - 0.1%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	22,679,000	28,742,668
U.S. Treasury Obligations - 33.0%
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	183,895,538
1.375% 8/15/50	1,000,000	902,461
1.75% 8/15/41	208,680,000	204,865,069
1.875% 11/15/51	290,724,000	296,447,629
2% 8/15/51	1,387,676,000	1,453,156,961
2.25% 8/15/46	261,200	282,198
2.375% 5/15/51	213,901,000	242,610,525
3% 2/15/47	396,205,000	490,582,267
5% 5/15/37	16,600	24,537
U.S. Treasury Notes:
0.25% 5/15/24	19,250,000	19,035,693
0.25% 7/31/25	156,208,000	151,991,604
0.375% 12/31/25	513,887,000	499,534,295
0.625% 7/31/26	100,000,000	97,667,969
0.75% 3/31/26 (k)(l)	579,095,000	570,431,194
0.75% 4/30/26	502,170,000	494,284,364
0.75% 8/31/26	141,650,000	139,093,659
0.875% 6/30/26	820,620,000	811,323,918
1.125% 8/31/28	253,740,000	249,914,078
1.125% 2/15/31	428,551,000	418,356,175
1.25% 5/31/28	1,652,696,000	1,644,755,218
1.25% 9/30/28	344,070,000	341,543,236
1.375% 11/15/31 (m)	574,573,000	571,071,696
1.625% 9/30/26	683,928,000	699,717,121
2% 4/30/24	15,926,700	16,427,520
2.125% 7/31/24	222,547,000	230,596,943
2.125% 5/31/26	498,913,000	521,110,732
2.25% 4/30/24	126,960,000	131,696,203
2.25% 12/31/24	79,727,100	83,078,130
2.375% 4/30/26	89,077,000	93,937,960
2.5% 2/28/26	546,304,000	578,185,963
2.75% 2/15/28	96,082,900	104,475,141
TOTAL U.S. TREASURY OBLIGATIONS		11,340,995,997
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,316,848,710)		11,369,738,665

U.S. Government Agency - Mortgage Securities - 12.1%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.6%
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (f)(g)	18,268	19,128
12 month U.S. LIBOR + 1.460% 1.859% 1/1/35 (f)(g)	13,809	14,432
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)	4,286	4,476
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)	10,002	10,495
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(g)	13,642	14,343
12 month U.S. LIBOR + 1.620% 1.875% 5/1/35 (f)(g)	33,559	35,123
12 month U.S. LIBOR + 1.620% 1.927% 3/1/33 (f)(g)	19,336	20,165
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)	12,014	12,612
12 month U.S. LIBOR + 1.630% 1.947% 11/1/36 (f)(g)	9,394	9,860
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (f)(g)	39,206	41,215
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (f)(g)	29,629	31,416
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (f)(g)	25,543	26,798
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (f)(g)	21,005	22,158
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (f)(g)	28,208	29,686
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (f)(g)	36,796	38,826
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (f)(g)	9,662	10,156
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)	27,876	29,439
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)	21,565	22,721
12 month U.S. LIBOR + 1.800% 2.074% 12/1/40 (f)(g)	990,131	1,044,969
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(g)	98,991	104,285
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)	22,319	23,616
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)	9,018	9,541
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (f)(g)	20,818	21,937
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(g)	40,528	42,798
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)	16,413	17,352
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)	8,035	8,261
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (f)(g)	18,586	19,734
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (f)(g)	527	547
6 month U.S. LIBOR + 1.500% 1.723% 1/1/35 (f)(g)	42,193	43,924
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (f)(g)	269	280
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (f)(g)	7,835	8,160
6 month U.S. LIBOR + 1.530% 1.737% 3/1/35 (f)(g)	7,837	8,170
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (f)(g)	2,701	2,809
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (f)(g)	5,047	5,271
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (f)(g)	750	785
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (f)(g)	9,137	9,643
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.945% 10/1/33 (f)(g)	66,293	69,739
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(g)	7,788	8,232
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)	30,583	32,179
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (f)(g)	17,944	18,860
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.53% 7/1/34 (f)(g)	46,382	48,762
1.5% 6/1/51	958,390	929,892
2% 7/1/50 to 11/1/51	239,736,404	240,735,718
2.5% 5/1/31 to 12/1/51	273,591,536	282,362,132
3% 5/1/30 to 11/1/51 (h)(k)(l)(n)	292,820,462	307,546,700
3.5% 5/1/36 to 12/1/49	112,789,496	120,852,994
4% 3/1/36 to 11/1/49	100,579,716	109,070,361
4.5% to 4.5% 6/1/33 to 8/1/49	81,952,484	89,515,455
5% 1/1/22 to 2/1/49	68,017,036	75,898,088
5.237% 8/1/41 (f)	718,311	799,973
5.5% 3/1/22 to 5/1/49	9,913,136	11,155,579
6% to 6% 1/1/22 to 1/1/42	3,212,475	3,716,848
6.5% 2/1/22 to 4/1/37	1,373,754	1,579,282
6.623% 2/1/39 (f)	513,102	564,880
7% to 7% 4/1/23 to 7/1/37	283,653	324,281
7.5% to 7.5% 6/1/25 to 2/1/32	134,013	150,917
8% 8/1/29 to 3/1/37	6,647	7,993
TOTAL FANNIE MAE		1,247,153,996
Freddie Mac - 2.4%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (f)(g)	14,510	15,101
12 month U.S. LIBOR + 1.370% 1.7% 3/1/36 (f)(g)	55,282	57,692
12 month U.S. LIBOR + 1.500% 1.839% 3/1/36 (f)(g)	41,493	43,500
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (f)(g)	89,167	94,036
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)	164,332	173,296
12 month U.S. LIBOR + 1.750% 2.068% 12/1/40 (f)(g)	447,766	471,525
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (f)(g)	4,245	4,480
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (f)(g)	19,180	20,331
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (f)(g)	3,519	3,726
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)	12,844	13,545
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (f)(g)	111,144	117,473
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (f)(g)	25,720	27,258
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	34,118	36,155
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	8,955	9,490
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (f)(g)	24,761	26,255
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (f)(g)	30,123	31,781
12 month U.S. LIBOR + 2.030% 2.296% 3/1/33 (f)(g)	552	578
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)	25,117	26,551
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (f)(g)	37,528	39,727
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (f)(g)	18,222	18,742
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (f)(g)	1,785	1,866
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(g)	6,115	6,423
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (f)(g)	9,331	9,823
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (f)(g)	63,471	66,622
6 month U.S. LIBOR + 1.990% 2.152% 10/1/35 (f)(g)	23,329	24,537
6 month U.S. LIBOR + 2.020% 2.245% 6/1/37 (f)(g)	13,886	14,624
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (f)(g)	13,289	14,052
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (f)(g)	43,343	45,547
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (f)(g)	81,454	85,451
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.515% 3/1/35 (f)(g)	156,329	164,794
1.5% 11/1/50 to 6/1/51	1,254,742	1,216,959
2% 6/1/50 to 11/1/51	159,034,650	159,727,508
2.5% 6/1/31 to 12/1/51	202,968,709	209,303,026
3% 6/1/31 to 6/1/50	112,591,918	118,500,323
3.5% 1/1/32 to 10/1/49 (o)	144,820,836	155,192,055
3.5% 8/1/47	52,195	55,715
4% 5/1/37 to 6/1/48	130,801,517	141,625,885
4% 4/1/48	39,162	42,038
4.5% 6/1/25 to 7/1/49	28,439,071	31,129,878
5% 8/1/33 to 7/1/41	5,843,519	6,563,930
5.5% 6/1/22	2,348	2,366
6% 12/1/21 to 12/1/37	602,993	692,088
6.5% 12/1/21 to 9/1/39	728,981	854,826
7% 3/1/26 to 9/1/36	286,397	331,737
7.5% 1/1/27 to 11/1/31	5,989	6,890
8% 7/1/24 to 4/1/32	7,874	8,953
8.5% 12/1/22 to 1/1/28	5,891	6,564
TOTAL FREDDIE MAC		826,925,722
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	453,202	475,962
Ginnie Mae - 2.7%
3.5% 6/20/34 to 5/20/50	106,833,120	114,048,147
4% 5/20/33 to 5/20/49	136,788,321	146,866,141
4.5% 6/20/33 to 8/15/41	12,707,171	14,069,473
5% 12/15/32 to 4/20/48	13,759,010	15,261,590
5.5% 7/15/33 to 9/15/39	431,746	490,983
6% to 6% 10/15/30 to 11/15/39	161,529	183,385
7% to 7% 11/15/22 to 3/15/33	341,089	387,648
7.5% to 7.5% 2/15/22 to 9/15/31	94,196	103,563
8% 3/15/22 to 11/15/29	18,262	19,823
8.5% 11/15/27 to 1/15/31	5,966	6,881
9% 1/15/23	28	29
2% 12/1/51 (h)	34,450,000	34,890,268
2% 12/1/51 (h)	36,450,000	36,915,827
2% 12/1/51 (h)	41,100,000	41,625,254
2% 12/1/51 (h)	28,750,000	29,117,422
2% 12/1/51 (h)	20,550,000	20,812,627
2% 12/1/51 (h)	13,800,000	13,976,363
2% 12/1/51 (h)	12,350,000	12,507,832
2.5% 4/20/51 to 7/20/51	34,674,501	35,650,563
2.5% 12/1/51 (h)	56,050,000	57,583,584
2.5% 12/1/51 (h)	22,500,000	23,115,623
2.5% 12/1/51 (h)	19,550,000	20,084,908
2.5% 12/1/51 (h)	14,775,000	15,179,259
2.5% 12/1/51 (h)	11,900,000	12,225,596
2.5% 12/1/51 (h)	8,900,000	9,143,513
3% 5/20/42 to 7/20/51	91,485,725	95,093,213
3% 12/1/51 (h)	25,700,000	26,633,391
3% 12/1/51 (h)	14,400,000	14,922,989
3% 12/1/51 (h)	13,200,000	13,679,407
3.5% 12/1/51 (h)	13,800,000	14,411,786
3.5% 12/1/51 (h)	8,300,000	8,667,958
3.5% 12/1/51 (h)	13,750,000	14,359,569
3.5% 12/1/51 (h)	2,750,000	2,871,914
3.5% 12/1/51 (h)	2,750,000	2,871,914
3.5% 12/1/51 (h)	8,300,000	8,667,958
3.5% 12/1/51 (h)	5,500,000	5,743,828
3.5% 12/1/51 (h)	5,550,000	5,796,044
3.5% 12/1/51 (h)	2,750,000	2,871,914
3.5% 12/1/51 (h)	5,500,000	5,743,828
3.5% 12/1/51 (h)	4,100,000	4,281,762
3.5% 12/1/51 (h)	4,850,000	5,065,012
3.5% 12/1/51 (h)	5,100,000	5,326,095
3.5% 1/1/52 (h)	8,450,000	8,815,365
3.5% 1/1/52 (h)	8,250,000	8,606,718
3.5% 1/1/52 (h)	8,250,000	8,606,718
3.5% 1/1/52 (h)	10,500,000	10,954,004
6.5% 3/20/31 to 6/15/37	128,367	148,066
TOTAL GINNIE MAE		928,405,755
Uniform Mortgage Backed Securities - 3.4%
1.5% 12/1/51 (h)	47,650,000	46,077,240
1.5% 12/1/51 (h)	33,100,000	32,007,485
1.5% 12/1/51 (h)	23,600,000	22,821,047
1.5% 12/1/51 (h)	12,000,000	11,603,922
1.5% 12/1/51 (h)	5,900,000	5,705,262
1.5% 12/1/51 (h)	5,900,000	5,705,262
2% 12/1/36 (h)	13,900,000	14,253,093
2% 12/1/51 (h)	59,150,000	59,203,489
2% 12/1/51 (h)	59,600,000	59,653,896
2% 12/1/51 (h)	58,950,000	59,003,308
2% 12/1/51 (h)	88,300,000	88,379,850
2% 12/1/51 (h)	77,150,000	77,219,767
2% 12/1/51 (h)	48,850,000	48,894,175
2% 12/1/51 (h)	26,025,000	26,048,534
2% 12/1/51 (h)	40,250,000	40,286,398
2% 12/1/51 (h)	59,150,000	59,203,489
2% 12/1/51 (h)	58,900,000	58,953,263
2% 12/1/51 (h)	3,350,000	3,353,029
2% 12/1/51 (h)	3,100,000	3,102,803
2% 12/1/51 (h)	5,900,000	5,905,335
2% 12/1/51 (h)	13,300,000	13,312,027
2% 1/1/52 (h)	58,900,000	58,838,226
2% 1/1/52 (h)	59,050,000	58,988,068
2.5% 12/1/51 (h)	50,600,000	51,865,000
2.5% 12/1/51 (h)	52,350,000	53,658,750
2.5% 12/1/51 (h)	35,250,000	36,131,250
2.5% 12/1/51 (h)	7,825,000	8,020,625
2.5% 12/1/51 (h)	18,100,000	18,552,500
2.5% 12/1/51 (h)	12,150,000	12,453,750
2.5% 12/1/51 (h)	2,750,000	2,818,750
2.5% 12/1/51 (h)	17,150,000	17,578,750
2.5% 12/1/51 (h)	13,400,000	13,735,000
2.5% 12/1/51 (h)	10,200,000	10,455,000
2.5% 1/1/52 (h)	19,900,000	20,347,750
3% 12/1/51 (h)	18,700,000	19,414,398
3% 12/1/51 (h)	6,700,000	6,955,961
3% 12/1/51 (h)	25,400,000	26,370,359
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,156,876,811
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,123,919,513)		4,159,838,246

Asset-Backed Securities - 5.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)	9,924,244	8,743,769
Series 2019-1 Class A, 3.844% 5/15/39 (d)	11,473,317	10,896,198
Series 2019-2:
Class A, 3.376% 10/16/39 (d)	20,604,917	19,841,643
Class B, 4.458% 10/16/39 (d)	3,803,418	3,168,500
Series 2021-1A Class A, 2.95% 11/16/41 (d)	24,859,885	24,519,006
Series 2021-2A Class A, 2.798% 1/15/47 (d)	43,552,000	43,478,136
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)	8,900,000	8,905,280
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (d)(f)(g)	6,384,000	6,384,415
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (d)(f)(g)	15,632,000	15,632,000
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (d)(f)(g)	31,100,000	31,077,670
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (d)(f)(g)	39,309,000	39,308,882
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (d)(f)(g)	11,198,000	11,202,558
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (d)(f)(g)	18,308,000	18,313,932
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	478,000	520,508
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,082,438	1,167,864
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,118,000	1,231,198
Class XS, 0% 10/17/52 (c)(d)(f)(p)	757,758	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)	10,315,829	9,778,126
Class B, 4.335% 1/16/40 (d)	1,796,414	1,290,035
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (d)(f)(g)	20,251,000	20,259,465
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (d)(f)(g)	31,474,000	31,484,607
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.1539% 4/25/34 (d)(f)(g)	13,014,000	12,963,219
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (d)(f)(g)	23,175,000	23,189,994
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (d)(f)(g)	27,448,000	27,451,705
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (d)(f)(g)	8,282,000	8,284,518
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.7893% 6/26/34 (d)(f)(g)	4,637	21,096
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (d)(f)(g)	15,712,000	15,702,636
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.1439% 4/25/34 (d)(f)(g)	28,623,000	28,630,957
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (d)(f)(g)	31,300,000	31,300,783
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (d)(f)(g)	20,861,000	20,871,431
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (d)(f)(g)	23,740,000	23,739,881
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)	20,673,631	20,707,255
Class AA, 2.487% 12/16/41 (d)(f)	2,797,750	2,807,348
Series 2021-1A Class A, 2.443% 7/15/46 (d)	33,153,605	32,916,826
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (d)(f)(g)	24,711,000	24,659,057
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(g)	330,000	33
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)	18,639,026	18,626,881
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)	16,813,687	16,761,889
Class B, 5.095% 4/15/39 (d)	7,616,545	7,237,114
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)	13,679,848	13,523,456
Series 2021-1A Class A, 3.474% 1/15/46 (d)	7,664,396	7,822,638
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (d)(f)(g)	18,972,000	18,964,089
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (d)(f)(g)	14,593,000	14,584,361
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (d)(f)(g)	23,812,000	23,758,280
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (d)(f)(g)	23,751,000	23,694,378
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.442% 10/25/37 (d)(f)(g)	3,952,159	3,979,956
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (d)(f)(g)	31,300,000	31,232,705
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (d)(f)(g)	41,300,000	41,334,238
COMM Mortgage Trust Series 2021-LBA Class G, 1 month U.S. LIBOR + 2.650% 2.74% 3/15/38 (d)(f)(g)	1,480,000	1,482,983
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (d)	1,299,382	1,305,143
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(g)	395,572	40
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (d)	18,042,063	18,816,265
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)	382,000	378,447
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)	994,000	987,929
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (d)(f)(g)	15,763,000	15,763,000
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (d)(f)(g)	22,617,000	22,621,840
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (d)(f)(g)	16,400,000	16,408,151
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (d)(f)(g)	21,145,000	21,132,271
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (d)(f)(g)(h)	12,306,000	12,306,000
Eaton Vance CLO, Ltd.:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4938% 10/15/32 (d)(f)(g)	31,400,000	31,410,550
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (d)(f)(g)	10,674,000	10,681,333
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (d)(f)(g)	6,600,000	6,603,722
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)	12,559,724	12,507,449
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)	756,000	773,424
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)	473,000	463,126
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (d)(f)(g)	16,641,000	16,662,167
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (d)(f)(g)	23,750,000	23,750,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (d)(f)(g)	29,800,000	29,832,065
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)	906,672	896,297
Series 2021-2 Class G, 4.505% 12/17/26 (d)	4,153,000	4,129,095
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)	7,970,673	7,885,823
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)	9,191,112	9,111,753
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (d)(f)(g)(h)	16,712,000	16,712,000
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (d)(f)(g)	15,100,000	15,104,681
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (d)(f)(g)	17,340,797	17,366,670
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (d)(f)(g)	33,250,000	33,314,472
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (d)(f)(g)(h)	26,843,000	26,841,577
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (d)(f)(g)	16,653,000	16,643,574
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (d)(f)(g)	7,234,000	7,234,861
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (d)(f)(g)	10,889,000	10,896,372
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (d)(f)(g)	5,653,000	5,649,631
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (d)(f)(g)	28,658,000	28,640,891
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (d)(f)(g)	33,783,000	33,789,757
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (d)(f)(g)	23,008,000	23,033,217
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (d)(f)(g)	19,791,000	19,791,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (d)(f)(g)	28,450,000	28,476,288
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)	722,546	723,581
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)	93,199	98,357
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (d)(f)(g)	24,741,000	24,741,643
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (d)	14,670,334	14,638,514
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.3366% 1/25/36 (f)(g)	517,032	517,511
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (d)(f)(g)	9,205,000	9,199,578
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)	36,539,900	37,443,093
Series 2019-1A Class A2, 3.858% 12/5/49 (d)	17,523,870	18,174,356
Progress Residential Trust:
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)	600,000	602,444
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)	208,000	209,568
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)	466,000	470,134
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,943,000	1,957,068
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)	674,000	678,956
Class H, 5.268% 4/17/37 (d)	189,000	192,945
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)	483,000	480,156
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)	735,000	747,159
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)	546,000	538,934
Class G, 4.003% 7/17/38 (d)	273,000	272,032
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)	361,000	353,990
Class G, 4.005% 10/17/38 (d)	2,380,000	2,370,387
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)	17,208,420	16,888,663
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (d)(f)(g)	31,749,000	31,770,970
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)	19,271,519	18,906,495
Class B, 4.335% 3/15/40 (d)	1,975,003	1,727,411
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)	22,598,000	23,311,324
1.884% 7/15/50 (d)	9,101,000	9,138,844
2.328% 7/15/52 (d)	6,959,000	7,116,835
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (d)(f)(g)	3,095,000	3,095,381
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 1/15/34 (d)(f)(g)	17,900,000	17,900,000
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (d)(f)(g)	28,855,000	28,866,946
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (d)(f)(g)	24,800,000	24,753,698
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6398% 12/5/36 (c)(d)(f)(g)	731,218	55
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (d)(f)(g)	16,565,000	16,623,325
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (f)(g)	15,831	14,829
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)	10,579,484	10,640,694
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)	19,403,694	19,368,634
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)	28,149,295	28,078,972
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6777% 3/25/58 (d)(f)	5,014,840	5,203,643
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (d)(f)(g)	1,639,000	1,193,430
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	280,000	285,958
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)	924,000	934,230
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)	269,000	277,004
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)	315,000	312,596
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)	2,069,149	2,063,082
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)	734,000	741,205
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (d)(f)(g)	23,497,000	23,503,344
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (d)(f)(g)	15,449,000	15,440,179
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (d)(f)(g)	31,775,000	31,756,094
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (d)(f)(g)	15,502,000	15,501,953
TOTAL ASSET-BACKED SECURITIES (Cost $1,818,868,981)		1,821,200,588

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)	14,256,236	14,299,009
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)	14,753,494	14,754,482
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)	16,326,269	16,314,914
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)	12,624,153	12,637,727
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)	883,249	881,768
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)	3,929	606
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (d)(f)(g)	1,519,992	1,494,775
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)	152,087	15
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)	42,614,000	43,019,259
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/25/51 (d)(f)	19,800,000	19,800,000
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (d)	19,800,000	19,825,839
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)	6,198,640	6,195,710
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (f)(g)	3,623	3,546
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.732% 9/25/43 (f)(g)	1,772,896	1,750,695
TOTAL PRIVATE SPONSOR		150,978,345
U.S. Government Agency - 0.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.892% 2/25/32 (f)(g)	6,038	6,145
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0889% 3/18/32 (f)(g)	11,078	11,312
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.092% 4/25/32 (f)(g)	12,716	13,028
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.092% 10/25/32 (f)(g)	16,542	16,908
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.842% 1/25/32 (f)(g)	5,858	5,950
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.008% 12/25/33 (f)(p)(q)	212,860	51,741
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.588% 11/25/36 (f)(p)(q)	152,931	29,010
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	934	957
Series 1993-207 Class H, 6.5% 11/25/23	29,740	30,694
Series 1996-28 Class PK, 6.5% 7/25/25	11,958	12,379
Series 1999-17 Class PG, 6% 4/25/29	72,273	79,349
Series 1999-32 Class PL, 6% 7/25/29	82,379	90,749
Series 1999-33 Class PK, 6% 7/25/29	57,824	63,753
Series 2001-52 Class YZ, 6.5% 10/25/31	8,868	9,821
Series 2003-28 Class KG, 5.5% 4/25/23	13,015	13,341
Series 2005-102 Class CO 11/25/35 (r)	40,355	37,167
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3108% 8/25/35 (f)(q)	10,099	13,146
Series 2005-81 Class PC, 5.5% 9/25/35	112,505	125,620
Series 2006-12 Class BO 10/25/35 (r)	184,466	170,214
Series 2006-15 Class OP 3/25/36 (r)	211,132	192,667
Series 2006-37 Class OW 5/25/36 (r)	20,885	18,695
Series 2006-45 Class OP 6/25/36 (r)	65,879	58,962
Series 2006-62 Class KP 4/25/36 (r)	107,873	98,799
Series 2012-149:
Class DA, 1.75% 1/25/43	2,059,528	2,078,846
Class GA, 1.75% 6/25/42	2,234,011	2,258,879
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	15,482	16,965
Series 1999-25 Class Z, 6% 6/25/29	66,186	71,612
Series 2001-20 Class Z, 6% 5/25/31	79,541	88,174
Series 2001-31 Class ZC, 6.5% 7/25/31	41,403	45,282
Series 2002-16 Class ZD, 6.5% 4/25/32	26,785	29,736
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.458% 11/25/32 (f)(p)(q)	91,061	10,485
Series 2012-67 Class AI, 4.5% 7/25/27 (p)	275,271	14,389
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.548% 12/25/36 (f)(p)(q)	102,925	24,176
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.348% 5/25/37 (f)(p)(q)	56,051	12,107
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5396% 9/25/23 (f)(q)	1,536	1,702
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.008% 3/25/33 (f)(p)(q)	13,266	2,928
Series 2005-72 Class ZC, 5.5% 8/25/35	875,782	973,750
Series 2005-79 Class ZC, 5.9% 9/25/35	627,175	709,806
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.068% 6/25/37 (f)(q)	48,354	96,404
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (f)(q)	73,297	146,266
Class SB, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (f)(q)	23,796	41,374
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.453% 8/25/37 (f)(p)(q)	2,144,301	440,934
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.258% 3/25/38 (f)(p)(q)	363,042	70,848
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.958% 12/25/40 (f)(p)(q)	365,502	64,048
Class ZA, 4.5% 12/25/40	1,052,808	1,179,565
Series 2010-139 Class NI, 4.5% 2/25/40 (p)	159,290	6,909
Series 2010-150 Class ZC, 4.75% 1/25/41	1,955,425	2,202,823
Series 2010-95 Class ZC, 5% 9/25/40	4,249,203	4,769,326
Series 2011-39 Class ZA, 6% 11/25/32	255,564	288,393
Series 2011-4 Class PZ, 5% 2/25/41	692,512	752,701
Series 2011-67 Class AI, 4% 7/25/26 (p)	48,530	2,057
Series 2011-83 Class DI, 6% 9/25/26 (p)	9,373	158
Series 2012-100 Class WI, 3% 9/25/27 (p)	1,199,875	81,761
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.558% 12/25/30 (f)(p)(q)	211,856	10,302
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.458% 6/25/41 (f)(p)(q)	171,537	6,426
Series 2013-133 Class IB, 3% 4/25/32 (p)	472,434	16,328
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.958% 1/25/44 (f)(p)(q)	356,229	66,896
Series 2013-51 Class GI, 3% 10/25/32 (p)	1,392,315	97,950
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.628% 6/25/35 (f)(p)(q)	295,762	51,321
Series 2015-42 Class IL, 6% 6/25/45 (p)	2,100,054	397,950
Series 2015-70 Class JC, 3% 10/25/45	1,865,114	1,955,452
Series 2017-30 Class AI, 5.5% 5/25/47 (p)	1,205,507	232,212
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)	56,168	9,984
Series 343 Class 16, 5.5% 5/25/34 (p)	48,567	7,849
Series 348 Class 14, 6.5% 8/25/34 (f)(p)	35,642	7,711
Series 351:
Class 12, 5.5% 4/25/34 (f)(p)	21,604	3,886
Class 13, 6% 3/25/34 (p)	31,438	5,667
Series 359 Class 19, 6% 7/25/35 (f)(p)	18,577	3,685
Series 384 Class 6, 5% 7/25/37 (p)	220,526	38,287
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8893% 1/15/32 (f)(g)	5,024	5,115
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (f)(g)	6,808	6,953
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0893% 3/15/32 (f)(g)	6,778	6,926
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9893% 6/15/31 (f)(g)	12,040	12,260
Class FG, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (f)(g)	3,723	3,793
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3393% 5/15/37 (f)(g)	281,977	282,855
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	85,855	94,821
Series 2101 Class PD, 6% 11/15/28	6,985	7,713
Series 2121 Class MG, 6% 2/15/29	33,957	37,451
Series 2131 Class BG, 6% 3/15/29	255,330	282,246
Series 2137 Class PG, 6% 3/15/29	41,146	45,536
Series 2154 Class PT, 6% 5/15/29	67,410	74,590
Series 2162 Class PH, 6% 6/15/29	13,846	15,225
Series 2520 Class BE, 6% 11/15/32	101,639	115,349
Series 2693 Class MD, 5.5% 10/15/33	1,044,579	1,135,259
Series 2802 Class OB, 6% 5/15/34	100,885	111,786
Series 3002 Class NE, 5% 7/15/35	264,772	292,371
Series 3110 Class OP 9/15/35 (r)	97,874	94,060
Series 3119 Class PO 2/15/36 (r)	253,075	230,088
Series 3121 Class KO 3/15/36 (r)	40,304	36,980
Series 3123 Class LO 3/15/36 (r)	143,908	131,128
Series 3145 Class GO 4/15/36 (r)	148,536	135,912
Series 3189 Class PD, 6% 7/15/36	227,696	261,512
Series 3225 Class EO 10/15/36 (r)	76,458	68,943
Series 3258 Class PM, 5.5% 12/15/36	98,014	110,844
Series 3415 Class PC, 5% 12/15/37	99,507	109,437
Series 3786 Class HI, 4% 3/15/38 (p)	13,933	15
Series 3806 Class UP, 4.5% 2/15/41	456,246	478,908
Series 3832 Class PE, 5% 3/15/41	1,073,982	1,187,391
Series 4135 Class AB, 1.75% 6/15/42	1,679,114	1,699,329
sequential payer:
Series 2135 Class JE, 6% 3/15/29	16,826	18,456
Series 2274 Class ZM, 6.5% 1/15/31	24,927	27,178
Series 2281 Class ZB, 6% 3/15/30	48,992	53,852
Series 2303 Class ZV, 6% 4/15/31	24,900	27,670
Series 2357 Class ZB, 6.5% 9/15/31	186,107	211,465
Series 2502 Class ZC, 6% 9/15/32	46,654	52,867
Series 2519 Class ZD, 5.5% 11/15/32	66,679	74,643
Series 2546 Class MJ, 5.5% 3/15/23	8,711	8,939
Series 2601 Class TB, 5.5% 4/15/23	3,971	4,081
Series 2998 Class LY, 5.5% 7/15/25	31,967	34,231
Series 3871 Class KB, 5.5% 6/15/41	1,574,249	1,802,708
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5108% 2/15/36 (f)(p)(q)	70,505	12,430
Series 2013-4281 Class AI, 4% 12/15/28 (p)	412,826	15,349
Series 2017-4683 Class LM, 3% 5/15/47	2,834,515	2,961,700
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.2199% 8/15/24 (f)(q)	21	22
Class SD, 86.400% - 1 month U.S. LIBOR 85.2897% 8/15/24 (f)(q)	31	35
Series 2933 Class ZM, 5.75% 2/15/35	1,291,911	1,456,114
Series 2935 Class ZK, 5.5% 2/15/35	1,079,004	1,220,304
Series 2947 Class XZ, 6% 3/15/35	421,924	482,998
Series 2996 Class ZD, 5.5% 6/15/35	874,187	991,868
Series 3237 Class C, 5.5% 11/15/36	1,201,873	1,343,800
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5708% 11/15/36 (f)(p)(q)	315,722	68,069
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6608% 3/15/37 (f)(p)(q)	477,734	112,234
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6708% 4/15/37 (f)(p)(q)	669,181	146,115
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4908% 6/15/37 (f)(p)(q)	246,102	45,290
Series 3949 Class MK, 4.5% 10/15/34	191,346	208,174
Series 4055 Class BI, 3.5% 5/15/31 (p)	517,652	21,779
Series 4149 Class IO, 3% 1/15/33 (p)	713,006	63,931
Series 4314 Class AI, 5% 3/15/34 (p)	164,971	8,812
Series 4427 Class LI, 3.5% 2/15/34 (p)	1,235,043	94,251
Series 4471 Class PA 4% 12/15/40	1,036,991	1,099,232
target amortization class Series 2156 Class TC, 6.25% 5/15/29	40,094	42,746
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9903% 2/15/24 (f)(g)	8,785	8,822
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	27,890	30,647
Series 2056 Class Z, 6% 5/15/28	74,581	82,217
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,282,657	2,512,464
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	5,719,053	6,119,145
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6009% 6/16/37 (f)(p)(q)	133,643	27,487
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6378% 3/20/60 (f)(g)(s)	1,750,904	1,756,877
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 7/20/60 (f)(g)(s)	261,009	260,801
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3753% 9/20/60 (f)(g)(s)	295,577	295,136
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3753% 8/20/60 (f)(g)(s)	279,874	279,478
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4553% 12/20/60 (f)(g)(s)	630,374	630,596
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 12/20/60 (f)(g)(s)	677,580	679,402
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 2/20/61 (f)(g)(s)	771,728	773,542
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5653% 2/20/61 (f)(g)(s)	1,202,102	1,204,640
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 4/20/61 (f)(g)(s)	603,733	605,461
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (f)(g)(s)	962,699	965,281
Class FC, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (f)(g)(s)	722,465	724,517
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6053% 6/20/61 (f)(g)(s)	864,343	867,097
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 10/20/61 (f)(g)(s)	1,709,927	1,717,851
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 11/20/61 (f)(g)(s)	949,658	955,966
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 1/20/62 (f)(g)(s)	599,223	602,929
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 1/20/62 (f)(g)(s)	844,592	849,009
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 3/20/62 (f)(g)(s)	537,075	539,740
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (f)(g)(s)	17,590	17,711
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.5953% 10/20/62 (f)(g)(s)	438,301	439,591
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4353% 3/20/63 (f)(g)(s)	723,489	723,410
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 1/20/64 (f)(g)(s)	717,530	720,356
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.6753% 12/20/63 (f)(g)(s)	3,003,883	3,015,202
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.5753% 6/20/64 (f)(g)(s)	3,543,491	3,552,759
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.5753% 9/20/64 (f)(g)(s)	11,795,393	11,826,644
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.4753% 12/20/62 (f)(g)(s)	46,315	46,362
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.4911% 1/20/49 (f)(g)	5,447,246	5,497,482
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5911% 10/20/49 (f)(g)	1,664,642	1,675,574
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5411% 12/20/49 (f)(g)	5,796,631	5,854,946
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5411% 2/20/49 (f)(g)	3,633,255	3,662,245
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.4911% 5/20/49 (f)(g)	4,643,269	4,693,332
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5911% 8/20/49 (f)(g)	2,558,716	2,589,126
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4911% 3/20/50 (f)(g)	5,362,984	5,396,032
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8177% 12/20/40 (f)(q)	1,875,806	2,138,506
Series 2011-136 Class WI, 4.5% 5/20/40 (p)	64,226	4,086
Series 2016-69 Class WA, 3% 2/20/46	1,549,991	1,619,706
Series 2017-134 Class BA, 2.5% 11/20/46	2,394,215	2,476,913
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	381,756	406,670
Series 2010-160 Class DY, 4% 12/20/40	3,667,648	3,914,332
Series 2010-170 Class B, 4% 12/20/40	825,658	881,373
Series 2017-139 Class BA, 3% 9/20/47	7,508,801	7,886,343
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4109% 5/16/34 (f)(p)(q)	77,860	13,695
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1109% 8/17/34 (f)(p)(q)	76,529	16,294
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.6652% 6/16/37 (f)(q)	6,688	11,408
Series 2010-116 Class QB, 4% 9/16/40	8,654,332	9,260,721
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 5/20/60 (f)(g)(s)	751,000	750,395
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0089% 7/20/41 (f)(p)(q)	318,657	58,348
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6109% 6/16/42 (f)(p)(q)	287,733	56,131
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5452% 4/20/39 (f)(q)	38,691	39,320
Series 2013-149 Class MA, 2.5% 5/20/40	3,602,408	3,673,174
Series 2014-2 Class BA, 3% 1/20/44	4,545,814	4,759,476
Series 2014-21 Class HA, 3% 2/20/44	1,688,034	1,766,752
Series 2014-25 Class HC, 3% 2/20/44	2,898,842	3,011,885
Series 2014-5 Class A, 3% 1/20/44	2,557,772	2,653,490
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)	28,768	29,512
Series 2017-186 Class HK, 3% 11/16/45	4,075,339	4,253,641
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (f)(g)(s)	7,553,847	7,486,473
TOTAL U.S. GOVERNMENT AGENCY		169,699,377
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $317,481,190)		320,677,722

Commercial Mortgage Securities - 4.0%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 5.09% 4/15/34 (d)(f)(g)	1,031,000	1,029,742
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.19% 4/15/35 (d)(f)(g)	710,000	684,892
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.39% 6/15/35 (d)(f)(g)	304,000	296,380
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.29% 3/15/34 (d)(f)(g)	987,000	962,829
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.04% 4/15/36 (d)(f)(g)	1,880,000	1,830,219
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 3.84% 9/15/38 (d)(f)(g)	1,120,000	1,119,997
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (d)(f)(g)	23,291,000	23,598,648
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)	11,600,000	11,914,600
Class ANM, 3.112% 11/5/32 (d)	14,236,000	14,588,247
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(f)	831,000	832,585
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)	3,196,000	3,233,885
Class CNM, 3.8425% 11/5/32 (d)(f)	1,322,000	1,325,325
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,742,258
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	1,426,000	1,342,771
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)	830,000	750,494
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)	1,738,000	1,582,583
Class E, 2.8% 11/15/50 (d)	1,092,000	781,390
Series 2018-BN12 Class D, 3% 5/15/61 (d)	866,000	744,174
Series 2018-BN15:
Class D, 3% 11/15/61 (d)	735,000	647,112
Class E, 3% 11/15/61 (d)	735,000	601,782
Series 2019-BN18 Class D, 3% 5/15/62 (d)	1,150,000	1,061,423
Series 2019-BN19 Class D, 3% 8/15/61 (d)	1,680,000	1,563,050
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)	430,000	382,816
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)	441,000	374,646
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)	525,000	441,153
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)	357,000	307,115
Class MCDG, 3.0155% 12/15/53 (f)	1,449,000	1,268,128
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)	610,000	617,879
Class D, 3.25% 2/15/50 (d)	1,222,000	1,144,959
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.9653% 7/15/49 (f)(p)	18,594,986	1,153,393
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)	333,000	294,131
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)	1,476,000	1,185,042
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(f)	868,000	812,925
Class E, 3.7292% 8/14/36 (d)(f)	637,000	560,045
Series 2020-C6 Class E, 2.4% 2/15/53 (d)	628,000	520,723
Series 2020-C7 Class D, 3.7178% 4/15/53 (d)(f)	393,000	381,359
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 4.724% 6/15/38 (d)(f)(g)	1,066,000	1,055,409
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	3,322,538
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)	719,000	672,849
Class 225E, 3.4041% 12/15/62 (d)(f)	485,000	429,068
Series 2020-B20 Class E, 2% 10/15/53 (d)	1,029,000	792,213
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)	614,000	567,656
Class E, 3% 5/15/53 (d)(f)	614,000	528,243
Series 2019-B14 Class XA, 0.9093% 12/15/62 (f)(p)	33,445,400	1,490,799
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(f)	1,995,000	1,943,259
Class D, 2.25% 7/15/53 (d)	1,365,000	1,160,909
Series 2020-B21:
Class D, 2% 12/17/53 (d)	798,000	678,304
Class E, 2% 12/17/53 (d)	737,000	562,432
Series 2020-B22 Class E, 2% 1/15/54 (d)	894,000	680,585
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(f)	546,000	532,061
Class D, 3.4028% 9/15/48 (d)(f)	693,000	612,259
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)	1,400,000	1,146,572
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (d)(f)	1,520,000	1,398,041
Class 300E, 3.094% 4/15/54 (d)(f)	504,000	439,222
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.939% 10/15/35 (d)(f)(g)	993,000	992,999
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (d)(f)(g)	13,834,000	13,850,656
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.028% 8/15/36 (d)(f)(g)	570,500	569,981
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.49% 6/15/35 (d)(f)(g)	294,000	286,323
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (d)(f)(g)	11,241,322	11,213,145
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (d)(f)(g)	8,967,505	8,939,624
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (d)(f)(g)	15,195,241	15,128,606
Class G, 1 month U.S. LIBOR + 2.500% 2.59% 12/15/36 (d)(f)(g)	2,735,594	2,704,875
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.84% 11/15/32 (d)(f)(g)	796,449	800,751
Series 2021-FOX Class F, 1 month U.S. LIBOR + 4.250% 4.34% 11/15/32 (d)(f)(g)	495,569	494,947
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 3.1768% 4/15/34 (d)(f)(g)	709,000	686,611
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (d)(f)(g)	32,338,000	32,247,049
Class B, 1 month U.S. LIBOR + 0.890% 0.9888% 10/15/36 (d)(f)(g)	4,838,000	4,826,309
Class C, 1 month U.S. LIBOR + 1.090% 1.1886% 10/15/36 (d)(f)(g)	6,475,000	6,459,369
Class D, 1 month U.S. LIBOR + 1.290% 1.3883% 10/15/36 (d)(f)(g)	6,286,000	6,270,812
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (d)(f)(g)	21,856,000	21,803,211
Class G, 1 month U.S. LIBOR + 2.940% 3.0361% 10/15/36 (d)(f)(g)	1,428,000	1,424,543
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 4.0423% 5/15/38 (d)(f)(g)	3,531,000	3,534,188
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.966% 11/15/32 (d)(f)(g)	5,594,000	5,593,999
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (d)(f)(g)	31,052,670	31,023,468
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (d)(f)(g)	16,986,708	16,966,268
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)	5,234,000	5,316,564
Class E, 3.667% 3/11/44 (d)(f)	2,722,000	2,635,732
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.34% 7/15/34 (d)(f)(g)	1,145,800	1,145,787
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (d)(f)(g)	5,720,238	4,868,959
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (d)(f)(g)	6,762,700	6,737,279
Class H, 1 month U.S. LIBOR + 3.000% 3.09% 11/15/35 (d)(f)(g)	998,200	993,195
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3266% 10/15/36 (d)(f)(g)	972,000	947,639
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (d)(f)(g)	11,328,000	11,249,922
Class C, 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (d)(f)(g)	7,490,000	7,405,922
Class D, 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34 (d)(f)(g)	7,862,000	7,753,651
Class G, 1 month U.S. LIBOR + 3.600% 3.689% 4/15/34 (d)(f)(g)	1,533,000	1,510,504
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (d)(f)(g)	9,759,700	9,738,305
Class C, 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (d)(f)(g)	12,268,900	12,234,438
Class D, 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (d)(f)(g)	17,378,250	17,319,002
Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (d)(f)(g)	24,417,950	24,318,503
Class J, 1 month U.S. LIBOR + 2.650% 2.74% 10/15/36 (d)(f)(g)	7,225,000	7,152,556
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (d)(f)(g)	11,372,424	11,315,409
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 4.1% 10/15/36 (d)(f)(g)	1,008,000	998,211
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 3.395% 11/15/26 (d)(f)(g)	1,197,000	1,194,396
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 2.6835% 10/15/36 (d)(f)(g)	2,468,000	2,454,155
Class G, 1 month U.S. LIBOR + 3.140% 3.2321% 10/15/36 (d)(f)(g)	2,553,000	2,538,684
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 3.4395% 10/15/26 (d)(f)(g)	3,318,000	3,252,181
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.49% 2/15/36 (d)(f)(g)	589,000	581,272
Class FV, 1 month U.S. LIBOR + 2.400% 2.49% 2/15/36 (d)(f)(g)	342,000	337,513
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.0895% 1/15/34 (d)(f)(g)	408,000	407,212
Class G, 1 month U.S. LIBOR + 3.900% 3.9895% 1/15/34 (d)(f)(g)	204,000	203,613
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 2.027% 9/15/34 (d)(f)(g)	798,000	790,331
Series 2021-SOAR:
Class G, 2.89% 6/15/38 (d)(f)	567,000	561,321
Class J, 3.84% 6/15/38 (d)(f)	1,134,000	1,123,365
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 2.4895% 9/15/36 (d)(f)(g)	405,000	402,727
Class G, 1 month U.S. LIBOR + 2.850% 2.9395% 9/15/36 (d)(f)(g)	2,573,000	2,561,710
Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 3.98% 10/15/38 (d)(f)(g)	6,383,000	6,351,741
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 3.283% 10/15/23 (d)(f)(g)	616,000	610,330
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (d)(f)(g)	14,805,000	14,772,540
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)	168,000	173,752
Class E, 4.0755% 12/9/41 (d)(f)	4,253,000	4,246,521
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)	1,743,000	1,642,375
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class F, 1 month U.S. LIBOR + 2.550% 2.639% 12/15/37 (d)(f)(g)	151,000	150,484
Class G, 1 month U.S. LIBOR + 3.250% 3.339% 12/15/37 (d)(f)(g)	5,311,000	5,299,415
CD Mortgage Trust Series 2017-CD3:
Class C, 4.7066% 2/10/50 (f)	1,482,000	1,521,441
Class D, 3.25% 2/10/50 (d)	1,340,000	1,082,530
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)	37,749,967	37,125,511
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (d)(f)(g)	10,499,000	10,472,694
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (d)(f)(g)	2,800,000	2,782,594
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (d)(f)(g)	28,459,273	28,405,735
Class B, 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (d)(f)(g)	5,602,110	5,559,957
Class C, 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (d)(f)(g)	6,329,798	6,250,434
Class E, 1 month U.S. LIBOR + 2.350% 2.44% 6/15/34 (d)(f)(g)	2,939,544	2,832,811
Class F, 1 month U.S. LIBOR + 2.600% 2.6982% 6/15/34 (d)(f)(g)	3,794,305	3,575,095
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (d)(f)(g)	19,994,000	19,956,311
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (d)(f)(g)	6,157,000	6,133,828
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (d)(f)(g)	4,580,000	4,559,885
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (d)(f)(g)	5,654,000	5,625,645
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(f)	1,306,000	1,296,151
Series 2013-GC15 Class D, 5.3512% 9/10/46 (d)(f)	2,196,000	2,173,994
Series 2015-GC29 Class XA, 1.1711% 4/10/48 (f)(p)	32,969,613	977,213
Series 2015-GC33 Class XA, 1.0347% 9/10/58 (f)(p)	53,980,836	1,569,212
Series 2016-C3 Class D, 3% 11/15/49 (d)	1,507,000	1,208,617
Series 2016-P6 Class XA, 0.7802% 12/10/49 (f)(p)	41,574,051	965,013
Series 2019-GC41:
Class D, 3% 8/10/56 (d)	378,000	353,473
Class E, 3% 8/10/56 (d)	834,000	727,056
Series 2019-GC43 Class E, 3% 11/10/52 (d)	1,196,000	1,064,534
Series 2020-420K Class E, 3.4222% 11/10/42 (d)(f)	1,029,000	948,714
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)	1,208,000	1,036,191
Class E, 2.6% 2/15/53 (d)	136,000	109,958
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.139% 9/15/33 (d)(f)(g)	468,000	426,575
Class G, 1 month U.S. LIBOR + 5.050% 5.1453% 9/15/33 (d)(f)(g)	544,000	470,819
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)	5,924,751	6,076,883
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	959,000	762,763
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,007,100	5,294,056
Series 2012-CR1:
Class C, 5.5629% 5/15/45 (f)	769,000	750,092
Class D, 5.5629% 5/15/45 (d)(f)	2,108,000	1,891,074
Class G, 2.462% 5/15/45 (d)	774,000	299,390
Series 2012-LC4 Class C, 5.7375% 12/10/44 (f)	166,000	158,396
Series 2013-CR10 Class D, 5.0634% 8/10/46 (d)(f)	1,490,000	1,519,216
Series 2013-CR9 Class C, 4.4214% 7/10/45 (d)(f)	334,462	316,592
Series 2013-LC6 Class D, 4.4359% 1/10/46 (d)(f)	1,664,000	1,652,047
Series 2014-CR15 Class D, 4.8616% 2/10/47 (d)(f)	298,000	306,034
Series 2014-CR17 Class E, 5.0093% 5/10/47 (d)(f)	255,000	187,425
Series 2014-CR20 Class XA, 1.1497% 11/10/47 (f)(p)	63,045,784	1,535,612
Series 2014-LC17:
Class C, 4.7101% 10/10/47 (f)	340,000	357,612
Class XA, 0.8567% 10/10/47 (f)(p)	41,912,411	701,890
Series 2014-UBS2 Class D, 5.1708% 3/10/47 (d)(f)	994,000	987,231
Series 2014-UBS6 Class XA, 1.0107% 12/10/47 (f)(p)	79,841,023	1,718,945
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(f)	1,538,000	1,530,722
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,079,000	998,415
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	368,000	342,303
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1257% 11/10/49 (f)	619,000	628,638
Class D, 2.8757% 11/10/49 (f)	546,000	444,171
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9915% 8/15/45 (d)(f)	105,000	103,250
Class E, 4.9915% 8/15/45 (d)(f)	1,835,100	1,627,048
Class F, 4.25% 8/15/45 (d)	2,033,000	1,585,262
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)	522,000	279,909
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 0.97% 12/15/31 (d)(f)(g)	1,683,349	1,677,013
Class E, 1 month U.S. LIBOR + 1.900% 1.99% 12/15/31 (d)(f)(g)	1,175,200	1,151,604
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (d)(f)	1,196,000	1,122,310
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 4.3064% 6/15/34 (d)(g)	1,419,000	1,413,728
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (c)(d)	63,531	34,307
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (d)(f)(g)	12,828,000	12,795,868
Class C, 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (d)(f)(g)	3,089,000	3,077,386
Class F, 1 month U.S. LIBOR + 2.650% 2.74% 5/15/36 (d)(f)(g)	693,000	687,791
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.69% 1/15/34 (d)(f)(g)	517,600	511,947
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.247% 10/15/37 (d)(f)(g)	1,029,000	1,051,636
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)	7,604,000	7,689,786
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)	11,930,000	12,299,406
Class B, 4.5349% 4/15/36 (d)	3,730,000	3,810,192
Class C, 4.9414% 4/15/36 (d)(f)	2,462,000	2,492,838
Class D, 4.9414% 4/15/36 (d)(f)	4,923,000	4,854,828
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(f)	952,000	842,140
Series 2021-BRIT Class A, 1 month U.S. LIBOR + 3.450% 3.7092% 5/15/23 (d)(f)(g)	1,656,480	1,655,574
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 3.59% 4/15/36 (d)(f)(g)	399,000	399,160
Class G, 1 month U.S. LIBOR + 4.500% 4.59% 4/15/36 (d)(f)(g)	231,000	231,090
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.6312% 6/15/50 (d)(f)	1,278,000	1,143,119
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (d)(f)	1,055,000	1,034,385
Series 2017-CX9 Class D, 4.2817% 9/15/50 (d)(f)	518,000	467,813
Series 2018-CX11 Class C, 4.9407% 4/15/51 (f)	495,000	522,473
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.600% 4.69% 7/15/32 (d)(f)(g)	1,319,000	1,241,271
Series 2017-MOON Class E, 3.303% 7/10/34 (d)(f)	1,424,000	1,419,759
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)	458,000	469,105
Class E, 5.099% 1/10/34 (d)(f)	1,487,000	1,508,112
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.5895% 5/15/35 (d)(f)(g)	1,169,455	1,163,318
Series 2018-C1:
Class C, 4.7827% 10/15/51 (f)	355,000	375,992
Class D, 3.0327% 10/15/51 (d)(f)	1,512,000	1,390,228
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(f)	1,188,000	1,090,969
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)	377,000	330,644
DBUBS Mortgage Trust:
Series 2011-LC1A Class XB, 1.388% 11/10/46 (d)(f)(p)	1,128,663	23
Series 2011-LC3A Class D, 5.5442% 8/10/44 (d)(f)	969,000	947,198
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(f)	449,000	427,355
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6249% 8/10/49 (f)	382,000	375,830
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (d)(f)(g)	44,186,000	43,978,569
Class J, 1 month U.S. LIBOR + 3.610% 3.7149% 11/15/38 (d)(f)(g)	2,080,000	2,073,599
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (d)(f)(g)	14,472,707	14,464,028
Class B, 1 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (d)(f)(g)	8,242,121	8,236,956
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (d)(f)(g)	6,076,388	6,074,563
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (d)(f)(g)	12,276,135	12,276,122
Class E, 1 month U.S. LIBOR + 2.850% 2.94% 7/15/38 (d)(f)(g)	495,423	496,365
Class F, 1 month U.S. LIBOR + 3.700% 3.79% 7/15/38 (d)(f)(g)	1,245,520	1,248,637
Freddie Mac floater:
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	16,200,000	16,185,443
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	17,098,517	17,082,964
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (f)(g)	16,500,000	16,500,000
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0388% 11/21/35 (d)(f)(g)	424,000	423,566
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)	651,000	652,596
Class X, 0.8847% 8/10/43 (d)(f)(p)	780,735	3,309
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.74% 10/15/36 (d)(f)(g)	1,080,000	1,007,281
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (d)(f)(g)	27,437,064	27,342,870
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.18% 10/15/31 (d)(f)(g)	10,027,000	10,004,577
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (d)(f)(g)	18,953,000	18,958,627
Class B, 1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (d)(f)(g)	2,930,000	2,930,879
Class C, 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (d)(f)(g)	2,414,000	2,414,717
Series 2011-GC5:
Class C, 5.3021% 8/10/44 (c)(d)(f)	908,923	774,857
Class D, 5.3021% 8/10/44 (d)(f)	623,936	299,489
Class E, 5.3021% 8/10/44 (c)(d)(f)	773,957	79,331
Class F, 4.5% 8/10/44 (c)(d)	1,339,218	24,793
Series 2012-GC6:
Class D, 6.0283% 1/10/45 (d)(f)	1,728,548	1,727,042
Class E, 5% 1/10/45 (d)(f)	1,117,000	1,015,497
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)	447,457	337,364
Series 2012-GCJ7:
Class C, 5.7199% 5/10/45 (f)	1,043,000	1,056,434
Class F, 5% 5/10/45 (d)	1,100,469	132,054
Series 2012-GCJ9:
Class D, 4.8956% 11/10/45 (d)(f)	1,910,000	1,911,464
Class E, 4.8956% 11/10/45 (d)(f)	896,000	799,660
Series 2013-GC10 Class D, 4.5479% 2/10/46 (d)(f)	586,000	557,936
Series 2013-GC12 Class D, 4.5887% 6/10/46 (d)(f)	254,518	251,732
Series 2013-GC13 Class D, 4.1994% 7/10/46 (c)(d)(f)	1,907,000	915,360
Series 2013-GC16:
Class C, 5.4878% 11/10/46 (f)	421,844	434,184
Class D, 5.4878% 11/10/46 (d)(f)	1,161,000	1,170,706
Class F, 3.5% 11/10/46 (d)	970,000	709,748
Series 2014-GC20 Class XA, 1.1552% 4/10/47 (f)(p)	68,064,325	1,280,794
Series 2015-GC34 Class XA, 1.3754% 10/10/48 (f)(p)	16,725,947	655,257
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	703,000	651,771
Series 2016-GS4 Class C, 4.0858% 11/10/49 (f)	464,000	456,814
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)	1,720,000	1,648,500
Series 2018-GS9 Class D, 3% 3/10/51 (d)	835,000	737,172
Series 2019-GC38 Class D, 3% 2/10/52 (d)	446,000	416,532
Series 2019-GC39 Class D, 3% 5/10/52 (d)	1,176,000	1,084,677
Series 2019-GC40:
Class D, 3% 7/10/52 (d)	924,000	848,598
Class DBF, 3.668% 7/10/52 (d)(f)	1,107,500	1,072,818
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)	408,000	368,166
Class E, 2.8% 9/1/52 (d)	1,092,000	972,079
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)	1,155,000	1,189,322
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)	693,000	611,460
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)	952,000	857,914
Class SWD, 3.3258% 12/13/39 (d)(f)	735,000	687,522
Series 2020-GC47 Class D, 3.5702% 5/12/53 (d)(f)	336,000	330,614
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.7911% 11/21/35 (d)(f)(g)	3,108,000	3,136,524
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (d)(f)	1,482,000	1,502,680
Class F, 4.3333% 11/5/38 (d)(f)	2,022,000	1,967,027
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)	714,000	713,564
Class F, 6.1552% 11/5/35 (d)	1,531,000	1,530,315
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)	634,765	633,125
Class F, 4.101% 9/17/39 (d)	103,272	104,858
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(f)	861,000	864,189
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(f)	693,000	647,396
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2395% 6/15/34 (d)(f)(g)	428,100	425,290
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9395% 6/15/34 (d)(f)(g)	160,538	160,052
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	1,064,000	1,040,518
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.8119% 4/15/47 (f)(p)	6,437,128	87,582
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	194,000	169,815
Series 2014-C26 Class D, 4.0186% 1/15/48 (d)(f)	758,000	727,066
Series 2015-C30 Class XA, 0.6383% 7/15/48 (f)(p)	44,086,017	699,742
Series 2015-C32 Class C, 4.7985% 11/15/48 (f)	1,942,000	1,562,304
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5458% 12/15/49 (d)(f)	1,251,000	1,090,857
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.1986% 12/15/49 (f)	603,000	600,569
Class D, 3.1986% 12/15/49 (d)(f)	1,242,000	1,099,210
Series 2017-C7:
Class C, 4.3017% 10/15/50 (f)	347,000	370,374
Class D, 3% 10/15/50 (d)	602,000	558,453
Series 2018-C8 Class D, 3.4001% 6/15/51 (d)(f)	406,000	348,917
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)	567,000	510,178
Class E, 2.5% 11/13/52 (d)	1,092,000	956,021
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)	714,000	600,898
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ Class E, 1 month U.S. LIBOR + 3.000% 3.09% 6/15/35 (d)(f)(g)	53,600	53,482
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.25% 7/15/36 (d)(f)(g)	1,029,000	1,010,451
Class F, 1 month U.S. LIBOR + 3.000% 3.09% 7/15/36 (d)(f)(g)	336,000	327,929
Series 2011-C3:
Class E, 5.7074% 2/15/46 (d)(f)	1,156,000	444,295
Class G, 4.409% 2/15/46 (c)(d)(f)	368,000	38,288
Class H, 4.409% 2/15/46 (c)(d)(f)	828,000	21,084
Class J, 4.409% 2/15/46 (c)(d)(f)	106,000	205
Series 2011-C4:
Class D, 5.7114% 7/15/46 (d)(f)	2,033,000	2,080,565
Class E, 5.7114% 7/15/46 (d)(f)	1,464,000	1,485,936
Class F, 3.873% 7/15/46 (d)	166,000	163,465
Class H, 3.873% 7/15/46 (c)(d)	784,250	735,861
Class NR, 3.873% 7/15/46 (c)(d)	420,000	404,845
Series 2012-CBX:
Class C, 4.9772% 6/15/45 (f)	159,000	154,348
Class D, 4.9772% 6/15/45 (d)(f)	886,000	793,163
Class E, 4.9772% 6/15/45 (c)(d)(f)	1,135,000	499,400
Class F, 4% 6/15/45 (d)	1,124,000	220,866
Class G 4% 6/15/45 (c)(d)	1,233,000	106,035
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)	1,025,000	1,007,383
Class D, 4.3032% 4/15/46 (f)	1,638,000	1,318,597
Class F, 3.25% 4/15/46 (c)(d)(f)	1,851,000	893,423
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (c)(d)(f)	945,000	9,450
Class E, 3.9314% 6/10/27 (d)(f)	1,519,000	30,380
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)	743,000	742,216
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)	8,593,000	8,959,096
Class CFX, 4.9498% 7/5/33 (d)	2,322,000	2,409,411
Class DFX, 5.3503% 7/5/33 (d)	4,241,000	4,386,957
Class EFX, 5.5422% 7/5/33 (d)	4,886,000	4,991,867
Class XAFX, 1.2948% 7/5/33 (d)(f)(p)	35,039,000	542,596
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(f)	1,071,000	1,103,661
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)	723,000	713,329
Class FFX, 4.6254% 1/16/37 (d)	1,145,000	1,115,652
Class GFX, 4.8445% 1/16/37 (d)(f)	441,000	422,304
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.089% 5/15/36 (d)(f)(g)	1,638,000	1,623,096
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 4.04% 8/15/38 (d)(f)(g)	1,985,000	1,985,003
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(f)	375,000	392,129
Class E, 4.8035% 2/10/36 (d)(f)	942,000	964,893
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (d)(f)(g)	27,822,000	27,765,574
Class B, 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (d)(f)(g)	6,714,000	6,665,636
Class C, 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (d)(f)(g)	4,224,000	4,188,445
Class D, 1 month U.S. LIBOR + 1.400% 1.49% 3/15/38 (d)(f)(g)	5,875,000	5,821,651
Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (d)(f)(g)	5,133,000	5,091,337
Class G, 1 month U.S. LIBOR + 2.950% 3.04% 3/15/38 (d)(f)(g)	6,678,000	6,674,061
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(f)	819,000	758,193
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 4.1% 11/15/38 (d)(f)(g)	1,921,000	1,911,382
Class G, 1 month U.S. LIBOR + 5.250% 5.35% 11/15/38 (d)(f)(g)	5,822,000	5,785,566
Merit floater:
Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.19% 8/15/37 (d)(f)(g)	1,186,337	1,190,969
Series 2021-STOR Class G, 1 month U.S. LIBOR + 2.750% 2.84% 7/15/38 (d)(f)(g)	315,000	312,240
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(f)	707,000	694,968
MHC Commercial Mortgage Trust floater Series 2021-MHC Class G, 1 month U.S. LIBOR + 3.200% 3.2905% 4/15/38 (d)(f)(g)	4,491,000	4,496,541
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 2.49% 5/15/23 (d)(f)(g)	781,000	780,049
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(f)	475,000	447,081
Class E, 3.5926% 2/10/42 (d)(f)	349,000	314,916
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31	698,000	668,361
Series 2012-C5 Class E, 4.8082% 8/15/45 (d)(f)	288,000	289,109
Series 2012-C6 Class D, 4.751% 11/15/45 (d)(f)	1,469,000	1,464,511
Series 2012-C6, Class F, 4.751% 11/15/45 (c)(d)(f)	693,000	571,980
Series 2013-C12 Class D, 4.9214% 10/15/46 (d)(f)	1,299,000	1,232,508
Series 2013-C13:
Class D, 5.0603% 11/15/46 (d)(f)	1,747,000	1,673,659
Class E, 5.0603% 11/15/46 (d)(f)	785,081	648,446
Series 2013-C7 Class C, 4.2349% 2/15/46 (f)	308,000	306,431
Series 2013-C8 Class D, 4.1561% 12/15/48 (d)(f)	504,000	509,326
Series 2013-C9:
Class C, 4.1579% 5/15/46 (f)	920,000	934,923
Class D, 4.2459% 5/15/46 (d)(f)	1,700,000	1,573,268
Class E, 4.2459% 5/15/46 (d)(f)	722,000	633,518
Series 2014-C17 Class XA, 1.2128% 8/15/47 (f)(p)	65,413,727	1,214,098
Series 2015-C25 Class XA, 1.1981% 10/15/48 (f)(p)	26,878,113	840,753
Series 2016-C30:
Class C, 4.2442% 9/15/49 (f)	266,000	264,407
Class D, 3% 9/15/49 (d)	252,000	191,792
Series 2016-C31 Class C, 4.4316% 11/15/49 (f)	603,000	617,826
Series 2016-C32 Class C, 4.4261% 12/15/49 (f)	415,000	399,159
Series 2017-C33 Class D, 3.356% 5/15/50 (d)	947,000	889,832
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)	30,766,000	31,617,437
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)	7,958	8,019
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(f)	1,355,623	1,325,162
Class F, 5.385% 6/15/44 (c)(d)(f)	748,000	541,260
Class XB, 0.4721% 6/15/44 (d)(f)(p)	2,684,897	10,585
Series 2011-C3:
Class C, 5.2349% 7/15/49 (d)(f)	207,713	212,797
Class D, 5.2349% 7/15/49 (d)(f)	2,163,000	2,191,494
Class E, 5.2349% 7/15/49 (d)(f)	1,210,000	1,062,665
Class F, 5.2349% 7/15/49 (c)(d)(f)	332,000	233,913
Class G, 5.2349% 7/15/49 (d)(f)	1,123,200	529,059
Series 2012-C4 Class D, 5.5452% 3/15/45 (d)(f)	425,000	402,653
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(f)	418,000	427,857
Class F, 4.4382% 9/9/32 (d)(f)	734,000	699,727
Series 2015-MS1:
Class C, 4.1656% 5/15/48 (f)	468,000	469,214
Class D, 4.1656% 5/15/48 (d)(f)	1,371,000	1,276,396
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	543,000	445,304
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)	1,456,000	1,272,930
Class D, 4.0225% 11/15/49 (f)	603,000	600,941
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.69% 11/15/34 (d)(f)(g)	822,000	818,304
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	8,788,873
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(f)	1,318,000	1,193,925
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(f)	4,445,000	4,497,958
Class C, 3.283% 11/10/36 (d)(f)	4,265,000	4,261,091
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(f)	462,000	399,872
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)	756,000	694,723
Series 2021-L6 Class XA, 1.3542% 6/15/54 (f)(p)	27,047,330	2,293,979
Motel 6 Trust floater Series 2021-MTL6:
Class F, 1 month U.S. LIBOR + 3.550% 3.6395% 9/15/38 (d)(f)(g)	516,000	515,533
Class G, 1 month U.S. LIBOR + 4.700% 4.7895% 9/15/38 (d)(f)(g)	507,000	506,389
Class H, 1 month U.S. LIBOR + 6.000% 6.0895% 9/15/38 (d)(f)(g)	276,000	277,263
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)	4,861,000	4,589,066
Class J, 4.25% 12/15/36 (d)	2,552,000	2,454,640
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.139% 10/15/37 (d)(f)(g)	671,000	667,231
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)	311,000	292,084
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1393% 12/15/33 (d)(f)(g)	742,000	719,706
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 2.8395% 6/15/35 (d)(f)(g)	132,000	125,909
Class WAN2, 1 month U.S. LIBOR + 3.750% 3.8395% 6/15/35 (d)(f)(g)	128,000	119,747
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(f)	307,000	304,866
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.0895% 11/15/34 (d)(f)(g)	245,000	242,656
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(f)	399,000	373,194
Class F, 4.2724% 5/15/39 (d)(f)	1,374,000	1,214,011
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)	1,050,000	1,038,955
Class F, 4.2988% 10/15/36 (d)	473,000	463,467
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(f)	735,000	739,710
Class AMZ3, 3.6167% 1/15/37 (d)(f)	336,000	333,260
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.09% 12/15/35 (d)(f)(g)	1,385,000	1,358,166
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 3.436% 10/15/36 (d)(f)(g)	982,000	977,141
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 3.44% 7/15/38 (d)(f)(g)	986,000	988,093
Class NR, 1 month U.S. LIBOR + 6.000% 6.09% 7/15/38 (d)(f)(g)	280,000	280,403
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (d)(f)(g)	8,051,000	8,050,991
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5411% 12/15/37 (d)(f)(g)	10,437,258	10,437,133
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	546,000	550,597
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	973,014	1,087,980
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(f)	1,360,000	1,261,883
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(f)	1,289,000	1,217,745
Class G, 3.8518% 3/15/37 (d)(f)	356,000	319,134
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)	2,945,000	2,627,277
SOHO Trust Series 2021-SOHO Class D, 2.7865% 8/10/38 (d)(f)	1,113,000	990,377
SREIT Trust floater:
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 3.3558% 10/15/38 (d)(f)(g)	1,487,000	1,471,564
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (d)(f)(g)	29,791,000	29,620,244
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (d)(f)(g)	17,063,000	16,965,239
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (d)(f)(g)	10,597,000	10,536,262
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (d)(f)(g)	6,964,000	6,924,071
Class G, 1 month U.S. LIBOR + 2.970% 3.0738% 11/15/38 (d)(f)(g)	4,308,000	4,283,278
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 4.0155% 11/15/36 (d)(f)(g)	3,205,000	3,192,198
STWD Trust floater sequential payer Series 2021-LIH:
Class F, 1 month U.S. LIBOR + 3.550% 3.651% 11/15/36 (d)(f)(g)	1,000,000	996,242
Class G, 1 month U.S. LIBOR + 4.200% 4.3% 11/15/36 (d)(f)(g)	525,000	523,025
TPGI Trust floater Series 2021-DGWD Class G, 1 month U.S. LIBOR + 3.850% 3.94% 6/15/26 (d)(f)(g)	459,000	458,999
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.7137% 5/10/45 (d)(f)	989,000	932,858
Class E, 5% 5/10/45 (d)(f)	595,000	233,402
Class F, 5% 5/10/45 (d)(f)	762,700	38,135
Series 2017-C7 Class XA, 1.1691% 12/15/50 (f)(p)	51,969,485	2,419,341
Series 2018-C8 Class C, 4.8574% 2/15/51 (f)	336,000	365,790
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (d)(f)	746,000	561,812
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (d)(f)	110,000	96,935
Class E, 4.3793% 6/10/30 (d)(f)	849,000	470,379
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6258% 1/10/45 (d)(f)	315,000	311,850
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 5.09% 7/15/39 (d)(f)(g)	315,000	315,788
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 3.99% 7/15/39 (d)(f)(g)	1,383,000	1,386,186
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)	25,554,000	25,369,610
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)	1,600,000	1,596,779
Class X, 0.5162% 10/10/42 (d)(f)(p)	35,000,000	1,170,435
VMC Finance LLC floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 4.59% 1/18/37 (f)(g)	4,431,000	4,419,920
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (d)(f)	828,000	838,493
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (d)(f)(g)	17,572,000	17,566,748
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.59% 2/15/40 (d)(f)(g)	352,700	352,792
Class E, 1 month U.S. LIBOR + 3.650% 3.74% 2/15/40 (d)(f)(g)	250,890	251,583
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)	1,034,000	943,668
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)	362,000	369,023
Class D, 4.9153% 10/15/45 (d)(f)	2,329,000	2,357,737
Class E, 4.9153% 10/15/45 (d)(f)	869,082	856,591
Class F, 4.9153% 10/15/45 (d)(f)	252,000	220,716
Series 2015-C31 Class XA, 1.1229% 11/15/48 (f)(p)	21,219,677	676,275
Series 2015-NXS4 Class D, 3.8481% 12/15/48 (f)	861,000	850,228
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	423,465
Class D, 3% 8/15/49 (d)	487,000	342,202
Series 2016-C34 Class XA, 2.2633% 6/15/49 (f)(p)	19,149,589	1,235,710
Series 2016-LC25 Class C, 4.498% 12/15/59 (f)	575,000	601,677
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	1,337,000	1,127,488
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)	595,000	558,164
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	409,542
Series 2018-C46 Class XA, 1.1013% 8/15/51 (f)(p)	54,836,266	2,289,601
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	7,672,685
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)	372,000	25,312
Series 2011-C3:
Class D, 5.5133% 3/15/44 (d)(f)	1,637,292	781,316
Class E, 5% 3/15/44 (d)	733,000	47,645
Class F, 5% 3/15/44 (c)(d)	761,000	15,105
Series 2011-C4:
Class D, 5.0241% 6/15/44 (d)(f)	474,000	450,073
Class E, 5.0241% 6/15/44 (d)(f)	335,432	254,392
Series 2011-C5:
Class E, 5.8253% 11/15/44 (d)(f)	860,681	859,605
Class F, 5.25% 11/15/44 (d)(f)	1,146,000	1,052,201
Class G, 5.25% 11/15/44 (d)(f)	376,000	333,794
Series 2012-C6 Class D, 5.9817% 4/15/45 (d)(f)	702,000	704,368
Series 2012-C7:
Class C, 4.9456% 6/15/45 (f)	1,226,000	934,948
Class E, 4.9456% 6/15/45 (c)(d)(f)	861,000	131,256
Class F, 4.5% 6/15/45 (c)(d)	421,434	25,191
Class G, 4.5% 6/15/45 (c)(d)	1,242,487	124
Series 2012-C8:
Class D, 5.0455% 8/15/45 (d)(f)	524,000	523,131
Class E, 5.0455% 8/15/45 (d)(f)	367,000	361,749
Series 2013-C11:
Class D, 4.3805% 3/15/45 (d)(f)	801,251	792,125
Class E, 4.3805% 3/15/45 (d)(f)	1,774,872	1,624,968
Series 2013-C13 Class D, 4.2794% 5/15/45 (d)(f)	580,000	570,558
Series 2013-C16 Class D, 5.1682% 9/15/46 (d)(f)	211,000	202,727
Series 2013-UBS1 Class D, 5.2074% 3/15/46 (d)(f)	830,625	866,663
Series 2014-C21 Class XA, 1.1717% 8/15/47 (f)(p)	50,488,486	1,101,815
Series 2014-C24 Class XA, 0.9962% 11/15/47 (f)(p)	18,101,157	381,464
Series 2014-LC14 Class XA, 1.4247% 3/15/47 (f)(p)	28,846,018	632,527
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(f)	348,000	331,909
Class F, 3.7154% 11/10/36 (d)(f)	1,960,000	1,770,079
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)	528,000	463,076
Class PR2, 3.6332% 6/5/35 (d)(f)	1,378,000	1,105,731
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,397,664,683)		1,385,633,591

Municipal Securities - 0.6%
	Principal Amount (a)	Value ($)
California Gen. Oblig.:
Series 2009:
7.3% 10/1/39	17,580,000	28,084,170
7.35% 11/1/39	1,690,000	2,713,407
7.55% 4/1/39	11,940,000	20,298,922
Series 2010, 7.625% 3/1/40	6,440,000	10,834,967
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	8,885,000	12,542,301
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	7,862,909	8,224,243
5.1% 6/1/33	40,165,000	46,959,974
Series 2010-1, 6.63% 2/1/35	7,610,000	9,453,171
Series 2010-3:
6.725% 4/1/35	11,345,000	14,207,426
7.35% 7/1/35	5,200,000	6,658,892
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	27,425,000	34,855,793
TOTAL MUNICIPAL SECURITIES (Cost $169,042,030)		194,833,266

Foreign Government and Government Agency Obligations - 1.7%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		1,015,000	952,387
9.375% 5/8/48 (d)		225,000	204,792
9.5% 11/12/25 (d)		3,130,000	3,178,515
Arab Republic of Egypt:
3.875% 2/16/26 (d)		1,655,000	1,497,775
5.8% 9/30/27 (d)		1,000,000	932,500
6.125% 1/31/22 (d)		2,672,000	2,672,000
7.0529% 1/15/32 (d)		385,000	339,281
7.5% 1/31/27 (d)		6,327,000	6,350,726
7.6003% 3/1/29 (d)		1,440,000	1,373,400
7.903% 2/21/48 (d)		941,000	758,681
8.5% 1/31/47 (d)		1,586,000	1,350,083
8.7002% 3/1/49 (d)		835,000	712,881
Argentine Republic:
0.5% 7/9/30 (i)		18,255,686	5,641,007
1% 7/9/29		1,948,999	640,246
1.125% 7/9/35 (i)		5,213,323	1,451,910
2% 1/9/38 (i)		2,257,281	743,774
Barbados Government 6.5% 10/1/29 (d)		2,325,000	2,338,514
Belarus Republic 6.875% 2/28/23 (d)		650,000	646,750
Bermuda Government:
2.375% 8/20/30 (d)		185,000	182,780
3.375% 8/20/50 (d)		430,000	422,824
3.717% 1/25/27 (d)		1,720,000	1,833,735
4.75% 2/15/29 (d)		965,000	1,100,884
Brazilian Federative Republic:
2.875% 6/6/25		3,145,000	3,149,718
3.875% 6/12/30		2,140,000	2,005,314
7.125% 1/20/37		1,550,000	1,812,822
8.25% 1/20/34		2,809,000	3,623,259
Buenos Aires Province 3.9% 9/1/37 (d)(i)		1,430,000	550,371
Chilean Republic 2.45% 1/31/31		985,000	975,643
Colombian Republic:
3% 1/30/30		1,335,000	1,210,511
3.125% 4/15/31		1,455,000	1,303,407
3.25% 4/22/32		1,605,000	1,430,055
4.125% 5/15/51		600,000	484,800
5% 6/15/45		2,520,000	2,294,460
6.125% 1/18/41		105,000	108,892
7.375% 9/18/37		380,000	443,959
Costa Rican Republic:
5.625% 4/30/43 (d)		460,000	387,349
6.125% 2/19/31 (d)		600,000	599,738
7% 4/4/44 (d)		140,000	132,501
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		405,000	222,320
7.85% 3/14/29 (d)		1,115,000	614,504
Dominican Republic:
4.875% 9/23/32 (d)		2,060,000	2,044,293
5.875% 1/30/60 (d)		1,035,000	962,421
5.95% 1/25/27 (d)		1,181,000	1,301,931
6% 7/19/28 (d)		1,011,000	1,112,100
6.4% 6/5/49 (d)		425,000	433,181
6.5% 2/15/48 (Reg. S)		635,000	654,368
6.85% 1/27/45 (d)		1,143,000	1,228,939
6.875% 1/29/26 (d)		1,892,000	2,147,420
7.45% 4/30/44 (d)		794,000	919,055
Ecuador Republic:
1% 7/31/35 (d)(i)		1,850,000	1,193,250
5% 7/31/30 (d)(i)		3,355,000	2,734,325
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	125,873
7.1246% 1/20/50 (d)		750,000	443,578
7.625% 2/1/41 (d)		230,000	139,840
7.75% 1/24/23 (d)		1,840,000	1,458,545
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,560,000	1,497,600
3.125% 4/16/30 (d)		21,350,000	22,977,938
3.125% 9/30/49 (d)		2,460,000	2,496,900
3.875% 4/16/50 (d)		18,260,000	21,135,950
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	188,000
Gabonese Republic:
6.625% 2/6/31 (d)		580,000	543,496
7% 11/24/31 (d)		645,000	607,106
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,264,000
German Federal Republic 0% 5/15/35 (Reg. S)	EUR	31,390,000	36,632,707
Ghana Republic:
7.75% 4/7/29 (d)		1,765,000	1,427,444
8.125% 1/18/26 (d)		590,000	525,100
10.75% 10/14/30 (d)		965,000	1,057,881
Guatemalan Republic:
4.9% 6/1/30 (d)		100,000	106,800
5.375% 4/24/32 (d)		910,000	1,004,413
6.125% 6/1/50 (d)		615,000	685,264
Hungarian Republic 2.125% 9/22/31 (d)		530,000	511,197
Indonesian Republic:
3.85% 10/15/30		45,455,000	50,491,982
4.1% 4/24/28		1,775,000	1,977,794
4.2% 10/15/50		44,910,000	49,855,040
4.35% 1/11/48		1,225,000	1,370,604
5.125% 1/15/45 (d)		2,740,000	3,322,551
5.25% 1/17/42 (d)		660,000	807,593
5.95% 1/8/46 (d)		985,000	1,332,397
6.75% 1/15/44 (d)		690,000	997,126
7.75% 1/17/38 (d)		1,728,000	2,578,284
8.5% 10/12/35 (d)		2,680,000	4,200,565
Islamic Republic of Pakistan:
6% 4/8/26 (d)		2,680,000	2,640,095
6.875% 12/5/27 (d)		330,000	327,278
8.25% 4/15/24 (d)		611,000	646,820
Israeli State 3.375% 1/15/50		1,600,000	1,698,848
Ivory Coast:
6.125% 6/15/33 (d)		2,490,000	2,537,154
6.375% 3/3/28 (d)		2,920,000	3,133,160
Jamaican Government:
6.75% 4/28/28		495,000	567,177
7.875% 7/28/45		430,000	591,465
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,569,538
7.375% 10/10/47 (d)		290,000	279,814
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,773,069
2.9% 10/22/25 (d)		14,600,000	15,293,500
3.25% 10/22/30 (d)		10,790,000	11,450,888
3.625% 3/4/28 (d)		785,000	851,725
3.75% 1/21/55 (d)		685,000	720,963
4% 4/17/25 (d)		940,000	1,015,200
4.5% 10/26/46 (d)		1,095,000	1,275,675
4.5% 4/22/60 (d)		7,675,000	9,248,375
4.625% 10/4/47 (d)		680,000	807,500
Korean Republic 1% 9/16/30		1,585,000	1,507,961
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	206,343
6.375% 12/31/49 (e)		1,956,000	222,495
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		1,200,000	1,300,200
4.375% 3/21/29(Reg. S)		1,600,000	1,772,000
5.1% 3/28/35 (d)		200,000	235,000
5.1% 3/28/35(Reg. S)		2,800,000	3,290,000
5.25% 6/23/47 (d)		1,000,000	1,265,000
5.25% 6/23/47(Reg. S)		1,200,000	1,518,000
5.625% 4/4/42 (d)		1,000,000	1,296,000
Mongolia Government 5.125% 4/7/26 (d)		1,010,000	1,031,574
Moroccan Kingdom:
2.375% 12/15/27 (d)		2,375,000	2,291,875
4% 12/15/50 (d)		335,000	292,288
5.5% 12/11/42 (d)		200,000	215,350
Panamanian Republic:
2.252% 9/29/32		845,000	786,008
3.87% 7/23/60		630,000	608,462
Peoples Republic of China 1.2% 10/21/30 (d)		1,150,000	1,117,869
Peruvian Republic:
2.783% 1/23/31		5,060,000	5,018,255
3% 1/15/34		1,130,000	1,110,225
3.3% 3/11/41		1,285,000	1,246,450
Province of Santa Fe 7% 3/23/23 (d)		2,084,000	1,942,028
Provincia de Cordoba:
5% 12/10/25 (d)(i)		3,111,474	2,319,604
5% 6/1/27 (d)(i)		1,110,721	724,954
Republic of Armenia 7.15% 3/26/25 (d)		645,000	722,118
Republic of Honduras 5.625% 6/24/30 (d)		485,000	485,000
Republic of Iraq 5.8% 1/15/28 (Reg. S)		776,750	710,144
Republic of Kenya:
6.875% 6/24/24 (d)		1,445,000	1,520,140
7% 5/22/27 (d)		1,645,000	1,702,575
Republic of Nigeria:
6.125% 9/28/28 (d)		1,410,000	1,317,293
6.375% 7/12/23 (d)		440,000	451,000
6.5% 11/28/27 (d)		610,000	593,988
7.143% 2/23/30 (d)		1,285,000	1,217,538
7.625% 11/21/25 (d)		4,915,000	5,166,894
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	557,366
4.95% 4/28/31 (d)		1,525,000	1,678,263
5.4% 3/30/50 (d)		890,000	977,776
Republic of Serbia 2.125% 12/1/30 (d)		1,220,000	1,111,725
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	676,063
3.9% 10/19/31 (d)		1,045,000	982,300
4.75% 2/20/24 (d)		580,000	600,300
Romanian Republic:
3% 2/14/31 (d)		1,721,000	1,695,185
4% 2/14/51 (d)		615,000	598,703
4.375% 8/22/23 (d)		550,000	578,325
Rwanda Republic 5.5% 8/9/31 (d)		650,000	647,075
South African Republic 4.85% 9/30/29		620,000	624,960
State of Qatar:
3.4% 4/16/25 (d)		10,665,000	11,336,895
3.75% 4/16/30 (d)		34,875,000	38,781,000
4% 3/14/29 (d)		1,570,000	1,761,540
4.4% 4/16/50 (d)		30,490,000	37,235,913
4.817% 3/14/49 (d)		1,980,000	2,554,200
5.103% 4/23/48 (d)		1,040,000	1,383,200
9.75% 6/15/30 (d)		722,000	1,128,125
Sultanate of Oman:
4.875% 2/1/25 (d)		485,000	499,550
5.375% 3/8/27 (d)		315,000	323,663
5.625% 1/17/28 (d)		2,590,000	2,664,463
6% 8/1/29 (d)		1,185,000	1,233,881
6.25% 1/25/31 (d)		305,000	319,106
6.75% 1/17/48 (d)		2,004,000	1,928,850
Turkish Republic:
3.25% 3/23/23		6,540,000	6,439,039
4.25% 3/13/25		2,225,000	2,089,136
4.25% 4/14/26		1,210,000	1,100,949
4.75% 1/26/26		2,025,000	1,890,844
4.875% 10/9/26		1,840,000	1,694,295
4.875% 4/16/43		1,825,000	1,374,225
5.125% 3/25/22		5,010,000	5,023,464
5.125% 6/22/26 (d)		745,000	725,583
5.125% 2/17/28		1,395,000	1,273,199
5.75% 3/22/24		705,000	703,370
5.75% 5/11/47		1,748,000	1,398,728
6% 1/14/41		445,000	369,573
6.125% 10/24/28		945,000	896,155
6.25% 9/26/22		1,930,000	1,958,950
6.35% 8/10/24		755,000	758,209
6.375% 10/14/25		1,935,000	1,917,222
7.25% 12/23/23		1,605,000	1,661,476
Ukraine Government:
1.258% 5/31/40 (d)(f)		975,000	880,120
6.876% 5/21/29 (d)		455,000	424,743
7.253% 3/15/33 (d)		1,570,000	1,462,455
7.375% 9/25/32 (d)		780,000	734,370
7.75% 9/1/22 (d)		2,329,000	2,348,797
7.75% 9/1/23 (d)		2,770,000	2,793,545
7.75% 9/1/24 (d)		3,300,000	3,300,619
7.75% 9/1/26 (d)		575,000	576,725
7.75% 9/1/27 (d)		270,000	269,325
United Kingdom, Great Britain and Northern Ireland:
0.625% 10/22/50 (Reg. S)	GBP	1,700,000	2,114,430
1.25% 10/22/41 (Reg. S) (k)	GBP	4,921,000	6,827,742
United Mexican States:
2.659% 5/24/31		1,235,000	1,191,621
3.25% 4/16/30		1,660,000	1,691,955
3.75% 1/11/28		1,515,000	1,625,595
4.5% 4/22/29		905,000	1,005,285
5.75% 10/12/2110		2,265,000	2,558,459
6.05% 1/11/40		1,810,000	2,220,418
Uruguay Republic 5.1% 6/18/50		1,810,000	2,341,461
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	745,370
11.95% 8/5/31 (Reg. S) (e)		1,641,700	155,962
12.75% 8/23/22 (e)		350,400	33,288
Vietnamese Socialist Republic 5.5% 3/12/28		3,672,900	3,664,406
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $560,928,540)			566,922,329

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,370,230)	27,400,000	28,003,947

Common Stocks - 0.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (t)	255,224	44,335
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(t)	1	34,600
TOTAL COMMUNICATION SERVICES		78,935
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)	65,301	1,175,418
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(t)	518	0
TOTAL CONSUMER DISCRETIONARY		1,175,418
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)	74,805	3,872,655
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	238,523	9,319,094
California Resources Corp. warrants 10/27/24 (t)	6,440	77,280
Chesapeake Energy Corp.	125,559	7,475,783
Chesapeake Energy Corp. (b)	619	36,855
Denbury, Inc. (t)	27,140	2,160,887
EP Energy Corp. (c)(t)	6,556	588,401
Mesquite Energy, Inc. (c)(t)	113,725	4,397,750
		24,056,050
TOTAL ENERGY		27,928,705
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	8,987	462,831
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Cenveo Corp. (c)(t)	2,500	72,900
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(t)	83,132	1,302,678
TNT Crane & Rigging LLC warrants 10/31/25 (c)(t)	3,648	12,038
		1,314,716
TOTAL INDUSTRIALS		1,387,616
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(t)	311,584	311,584
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(t)	88,700	2,244,110
TOTAL COMMON STOCKS (Cost $16,480,262)		33,589,199

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	580,507

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(t)	5,145	1,620,675

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)	66,700	1,690,845
Arbor Realty Trust, Inc. Series F, 6.25% (f)	40,700	1,029,303
Dynex Capital, Inc. Series C 6.90% (f)	20,200	523,382
Franklin BSP Realty Trust, Inc. 7.50%	34,000	847,280
MFA Financial, Inc. Series B, 7.50%	24,975	625,374
		4,716,184
TOTAL FINANCIALS		6,336,859

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
Series B, 7.25%	1,766	44,680
Series C, 6.50%	26,075	655,786
DiamondRock Hospitality Co. 8.25%	12,600	340,200
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	567,947
Series I, 7.15%	30,500	768,600
iStar Financial, Inc. Series G, 7.65%	36,700	929,244
National Storage Affiliates Trust Series A, 6.00%	12,600	325,458
Public Storage Series F, 5.15%	39,800	1,013,376
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	777,182
Spirit Realty Capital, Inc. Series A, 6.00%	18,100	460,645
UMH Properties, Inc. Series C, 6.75%	14,184	366,089
		6,249,207
TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,586,066
TOTAL PREFERRED STOCKS (Cost $11,474,817)		13,166,573

Bank Loan Obligations - 5.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8786% 7/31/25 (f)(g)(u)	8,817,812	8,630,433
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.8113% 1/31/26 (f)(g)(u)	4,716,159	4,664,281
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1178% 8/14/26 (f)(g)(u)	2,471,560	2,449,316
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(g)(u)	1,261,283	1,255,368
Cincinnati Bell, Inc. Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.85% 11/17/28 (f)(g)(u)	2,060,000	2,049,700
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(g)(u)	4,205,950	4,191,482
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (f)(g)(u)	1,592,230	1,583,601
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/8/27 (f)(g)(u)	8,542,075	8,522,855
Iridium Satellite LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 11/4/26 (f)(g)(u)	2,217,712	2,208,020
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 3/1/27 (f)(g)(u)	3,456,727	3,372,487
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.337% 3/15/27 (f)(g)(u)	1,676,843	1,642,266
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8393% 4/30/27 (f)(g)(u)	8,521,275	8,460,007
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(g)(u)	5,431,137	5,232,575
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(g)(u)	3,586,000	3,391,029
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(g)(u)	3,110,427	3,115,093
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 3/9/27 (f)(g)(u)	11,874,224	11,602,779
		72,371,292
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6315% 2/10/27 (f)(g)(u)	9,316,866	9,217,921
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(u)	1,440,000	1,435,046
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (f)(g)(u)	1,440,000	1,435,795
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (f)(g)(u)	547,085	578,542
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(g)(u)	5,268,785	4,234,786
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(g)(u)	736,857	584,225
15.25% 5/23/24 (u)	854,102	1,013,178
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 3/11/28 (f)(g)(u)	3,047,600	3,024,103
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6176% 1/23/25 (f)(g)(u)	1,471,705	1,425,715
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (f)(g)(u)	1,795,000	1,786,025
		24,735,336
Interactive Media & Services - 0.0%
Adevinta ASA Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 6/26/28 (f)(g)(u)	1,049,563	1,046,939
Media - 0.3%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (f)(g)(u)	5,453,788	5,457,223
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8738% 1/31/26 (f)(g)(u)	2,434,909	2,383,167
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (f)(g)(u)	4,005,000	3,986,978
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 2/1/27 (f)(g)(u)	16,499,739	16,290,522
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 1/31/28 (f)(g)(u)	7,255,000	7,112,149
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.1351% 10/15/29 (f)(g)(u)	1,415,000	1,398,643
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5893% 4/15/27 (f)(g)(u)	4,298,438	4,214,016
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3393% 1/15/26 (f)(g)(u)	3,439,269	3,366,185
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (f)(g)(u)	15,364,111	6,422,199
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (f)(g)(u)	6,190,000	6,174,525
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 11/23/28 (c)(g)(u)(v)	4,435,000	4,401,738
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.5916% 11/17/24 (f)(g)(u)	1,502,053	1,479,522
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8393% 9/25/28 (f)(g)(u)	1,810,000	1,806,977
Loyalty Ventures, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 11/3/27 (g)(u)(v)	1,150,000	1,139,455
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3393% 7/17/25 (f)(g)(u)	5,264,496	5,156,732
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5864% 9/19/26 (f)(g)(u)	6,570,600	6,520,138
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0893% 8/29/25 (f)(g)(u)	1,922,846	1,919,250
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (f)(g)(u)	2,411,650	2,406,007
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6% 9/30/26 (f)(g)(u)	2,160,900	2,106,878
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/14/26 (f)(g)(u)	2,786,832	2,778,694
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/21/28 (g)(u)(v)	5,340,000	5,321,897
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (f)(g)(u)	3,758,716	3,746,988
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5893% 1/31/28 (f)(g)(u)	3,500,000	3,451,875
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(g)(u)	4,051,270	4,038,630
		103,080,388
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 4/20/27 (f)(g)(u)	1,358,322	1,362,845
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(g)(u)	19,395,000	19,425,256
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(g)(u)	2,890,000	2,894,335
Tranche B-5, term loan 8.625% 1/2/24 (u)	3,017,000	3,022,672
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(u)(w)	15,292,110	15,320,859
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/11/25 (f)(g)(u)	2,219,936	2,191,255
		44,217,222
TOTAL COMMUNICATION SERVICES		245,451,177
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(u)	2,922,675	2,891,022
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 4/30/26 (f)(g)(u)	3,253,413	3,208,679
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (f)(g)(u)	3,657,363	3,642,111
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(g)(u)	1,644,384	1,583,180
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 11/4/28 (g)(u)(v)	3,015,000	3,001,824
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (f)(g)(u)	1,450,000	1,447,289
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (f)(g)(u)	2,965,100	2,939,155
		18,713,260
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 5/23/27 (f)(g)(u)	1,305,038	1,285,254
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (f)(g)(u)	7,005,108	6,939,470
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (f)(g)(u)	757,056	756,299
		8,981,023
Distributors - 0.0%
BCPE Empire Holdings, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (f)(g)(u)	658,824	654,297
3 month U.S. LIBOR + 4.000% 4.087% 6/11/26 (f)(g)(u)	2,560,581	2,540,583
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (f)(g)(u)	341,176	338,833
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/6/28 (f)(g)(u)	1,253,700	1,242,730
		4,776,443
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (f)(g)(u)	4,745,000	4,733,138
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(g)(u)	5,864,181	5,859,314
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(g)(u)	637,000	632,624
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(g)(u)	4,788,699	4,682,964
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (c)(f)(g)(u)	1,340,000	1,340,000
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(g)(u)	1,615,525	1,579,984
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(g)(u)	1,945,375	1,935,648
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/12/28 (f)(g)(u)	2,175,000	2,164,125
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (f)(g)(u)	3,999,975	3,896,656
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (f)(g)(u)	2,936,130	2,933,693
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (f)(g)(u)	12,566,850	12,551,141
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3815% 7/30/25 (f)(g)(u)	1,084,800	1,038,023
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (f)(g)(u)	2,230,133	2,219,674
WW International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 4/13/28 (f)(g)(u)	1,346,750	1,328,906
		46,895,890
Hotels, Restaurants & Leisure - 0.6%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (f)(g)(u)	1,019,726	1,006,979
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.837% 2/1/26 (f)(g)(u)	1,905,439	1,856,221
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (f)(g)(u)	4,867,682	4,809,903
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.837% 3/11/25 (f)(g)(u)	3,416,809	3,334,806
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 1/15/27 (f)(g)(u)	2,289,288	2,234,505
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (f)(g)(u)	864,063	862,084
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8815% 10/19/24 (f)(g)(u)	4,149,689	4,094,705
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (f)(g)(u)	6,475,000	6,434,531
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3275% 9/15/23 (f)(g)(u)	2,428,553	2,420,976
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (f)(g)(u)	430,000	431,075
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 11/19/26 (f)(g)(u)	2,947,500	2,877,497
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 12/22/24 (f)(g)(u)	20,861,577	20,632,100
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 7/20/25 (f)(g)(u)	11,568,150	11,542,816
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (f)(g)(u)	4,220,000	4,146,150
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (f)(g)(u)	4,389,413	4,319,182
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (f)(g)(u)	1,510,218	1,505,506
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (f)(g)(u)	12,140,000	12,033,775
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(g)(u)	10,275,709	10,201,210
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(g)(u)	794,000	709,495
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(g)(u)	3,563,534	3,376,448
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (f)(g)(u)	1,195,000	1,183,050
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 11/22/28 (g)(u)(v)	1,115,000	1,097,350
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 11/30/23 (f)(g)(u)	4,843,250	4,803,923
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(g)(u)	8,557,318	8,510,937
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(g)(u)	28,826,391	28,556,288
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (f)(g)(u)	1,895,250	1,886,248
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (f)(g)(u)	1,375,000	1,372,429
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (f)(g)(u)	7,445,000	7,372,858
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.842% 6/21/26 (f)(g)(u)	2,928,862	2,883,113
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (f)(g)(u)	1,815,000	1,805,925
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (f)(g)(u)	3,650,850	3,636,028
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 8/31/25 (f)(g)(u)	1,807,416	1,765,846
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (f)(g)(u)	1,820,438	1,943,317
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (f)(g)(u)	1,499,381	1,492,829
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 10/12/28 (g)(u)(w)	15,619	15,550
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5904% 5/29/26 (f)(g)(u)	2,428,171	2,405,104
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(g)(u)	1,512,686	1,505,697
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3404% 3/1/26 (f)(g)(u)	2,960,571	2,922,942
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(g)(u)	290,906	280,981
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.6315% 5/10/26 (f)(g)(u)	679,543	664,817
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1% 5/11/24 (f)(g)(u)	565,276	556,090
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 8/14/24 (f)(g)(u)	4,426,199	4,388,709
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (f)(g)(u)	2,150,000	2,136,563
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.3818% 7/16/26 (f)(g)(u)	6,512,945	6,458,692
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(g)(u)	7,310,479	7,183,862
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (f)(g)(u)	3,326,748	3,401,600
3 month U.S. LIBOR + 6.750% 6.8815% 5/30/26 (f)(g)(u)	3,752,143	3,183,055
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 12/30/26 (f)(g)(u)	2,625,228	2,531,166
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.6315% 12/30/27 (c)(f)(g)(u)	500,000	497,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(g)(u)	767,250	765,332
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (f)(g)(u)	7,270,000	7,219,255
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 5/30/25 (f)(g)(u)	1,997,802	1,960,843
		215,217,863
Household Durables - 0.1%
Hunter Fan Co. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 5/7/28 (f)(g)(u)	2,892,750	2,872,877
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 9/24/28 (f)(g)(u)	2,595,000	2,565,158
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (f)(g)(u)	1,906,667	1,903,883
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (g)(u)(v)	238,333	237,985
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (f)(g)(u)	1,820,000	1,794,975
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (f)(g)(u)	1,344,129	1,332,932
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (g)(u)(w)	177,232	175,756
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(g)(u)	2,208,416	2,201,062
		13,084,628
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (f)(g)(u)	2,600,000	2,596,750
3 month U.S. LIBOR + 4.250% 5% 3/5/28 (f)(g)(u)	47,074,275	47,015,432
Buzz Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 1/29/27 (f)(g)(u)	828,616	826,544
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 1/29/27 (f)(g)(u)	625,475	619,220
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (f)(g)(u)	3,646,675	3,636,902
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (f)(g)(u)	8,415,000	8,334,048
Red Ventures LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.5904% 11/8/24 (f)(g)(u)	5,261,970	5,203,194
3 month U.S. LIBOR + 3.500% 4.25% 11/8/24 (f)(g)(u)	1,419,275	1,416,167
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 12/17/26 (f)(g)(u)	14,149,180	13,968,778
		83,617,035
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.5916% 1/4/26 (f)(g)(u)	1,259,250	1,264,237
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (f)(g)(u)	2,618,438	2,592,908
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.5904% 12/21/25 (f)(g)(u)	2,499,984	2,416,510
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (f)(g)(u)	3,709,091	3,685,909
		9,959,564
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (f)(g)(u)	4,154,692	4,140,857
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 4.9532% 11/22/23 (c)(f)(g)(u)	3,995,000	3,950,056
		8,090,913
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (f)(g)(u)	3,014,850	3,010,147
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 4/8/28 (f)(g)(u)	1,271,813	1,267,501
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (f)(g)(u)	1,800,000	1,792,350
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 11/17/28 (c)(g)(u)(v)	900,000	893,250
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (f)(g)(u)	1,496,250	1,469,138
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (f)(g)(u)	1,720,688	1,686,274
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (f)(g)(u)	3,230,267	3,178,356
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (f)(g)(u)	4,588,500	4,552,939
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (f)(g)(u)	645,525	645,525
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (f)(g)(u)	2,129,300	2,115,545
Rent-A-Center, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 2/17/28 (f)(g)(u)	1,436,525	1,419,761
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/15/28 (f)(g)(u)	3,335,000	3,312,756
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (f)(g)(u)	2,778,038	2,767,620
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (f)(g)(u)	1,920,000	1,908,000
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(g)(u)	2,139,250	2,128,554
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (f)(g)(u)	560,000	564,200
		32,711,916
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (f)(g)(u)	1,478,844	1,475,147
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (f)(g)(u)	2,321,594	2,298,378
Think & Learn Pvt Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 11/5/26 (g)(u)(v)	4,100,000	4,079,500
		7,853,025
TOTAL CONSUMER DISCRETIONARY		449,901,560
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (f)(g)(u)	5,531,138	5,501,435
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8416% 10/1/26 (f)(g)(u)	172,000	166,840
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8416% 10/1/25 (f)(g)(u)	492,085	483,784
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0893% 2/3/24 (f)(g)(u)	2,023,030	2,018,195
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 1/29/27 (f)(g)(u)	3,408,075	3,329,553
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 10/22/25 (f)(g)(u)	1,492,736	1,483,406
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(g)(u)	4,646,998	4,298,473
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/25/28 (g)(u)(v)	995,000	996,871
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (f)(g)(u)	3,934,485	3,903,324
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 9/13/26 (f)(g)(u)	2,940,000	2,892,725
		19,573,171
Food Products - 0.1%
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (f)(g)(u)	2,880,712	2,879,157
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(g)(u)	4,365,900	4,346,821
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0916% 5/1/26 (f)(g)(u)	7,155,768	7,111,975
		14,337,953
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (f)(g)(u)	3,020,000	3,001,669
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(g)(u)	2,347,263	2,332,592
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(g)(u)	4,231,035	4,087,349
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (f)(g)(u)	1,786,025	1,781,560
		11,203,170
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (f)(g)(u)	3,840,000	3,829,594
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 12/21/25 (f)(g)(u)	1,885,307	1,854,671
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0893% 6/15/25 (f)(g)(u)	2,039,274	1,251,605
		6,935,870
TOTAL CONSUMER STAPLES		57,551,599
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.837% 11/3/25 (f)(g)(u)	2,179,127	2,167,687
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.0911% 5/21/25 (f)(g)(u)	1,071,916	1,044,786
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(g)(u)	1,917,188	1,938,602
		5,151,075
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (f)(g)(u)	3,452,920	3,435,655
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(g)(u)	3,193,555	3,187,583
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(g)(u)	1,984,777	1,958,737
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (c)(f)(g)(u)	1,795,500	1,784,278
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(g)(u)	1,391,600	1,376,529
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(g)(u)	5,981,087	5,960,153
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(u)	13,830,313	13,758,948
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 3/30/25 (f)(g)(u)	2,213,215	2,145,712
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(g)(u)	7,672,693	7,599,189
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1315% 2/6/25 (f)(g)(u)	4,053,905	4,015,069
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (f)(g)(u)	2,962,500	2,273,719
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5% 9/29/28 (f)(g)(u)	3,945,000	3,885,825
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3404% 7/18/25 (f)(g)(u)	5,030,729	4,849,925
Gulf Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.750% 7.75% 8/25/26 (f)(g)(u)	2,282,732	2,162,889
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (f)(g)(u)	1,500,000	1,495,320
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(g)(u)	4,898,720	4,282,510
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(u)	2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(u)	907,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(g)(u)	1,715,000	1,668,455
		65,840,496
TOTAL ENERGY		70,991,571
FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (f)(g)(u)	1,886,335	1,870,301
3 month U.S. LIBOR + 3.500% 3.5904% 2/13/27 (f)(g)(u)	1,979,738	1,950,041
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (f)(g)(u)	1,213,449	1,210,415
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.75% 9/16/28 (f)(g)(u)	1,310,000	1,296,088
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5904% 2/27/28 (f)(g)(u)	5,636,675	5,575,630
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/21/28 (f)(g)(u)	1,500,000	1,491,570
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(g)(u)	4,744,863	4,734,187
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.375% 8/3/25 (f)(g)(u)	1,885,834	1,862,261
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3738% 3/1/25 (f)(g)(u)	3,411,035	3,386,885
Hightower Holding LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (f)(g)(u)	1,600,000	1,594,000
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 1.500% 4.75% 4/21/28 (f)(g)(u)	400,000	398,500
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (f)(g)(u)	2,235,757	2,231,106
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/24/28 (g)(u)(v)	1,315,000	1,306,781
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3766% 7/1/26 (f)(g)(u)	1,152,873	1,138,820
		30,046,585
Consumer Finance - 0.0%
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (f)(g)(u)	620,000	594,816
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(u)	1,185,962	1,206,716
Agellan Portfolio 9% 8/7/25 (c)(f)(u)	424,000	432,480
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (f)(g)(u)	2,231,939	2,220,266
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.5904% 6/27/25 (f)(g)(u)	1,896,561	1,885,656
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 7/3/24 (f)(g)(u)	4,378,357	4,327,480
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (f)(g)(u)	3,205,815	3,200,814
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (f)(g)(u)	1,224,444	1,213,730
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6875% 9/1/27 (c)(f)(g)(u)	2,203,350	2,203,350
Nexus Buyer LLC 2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 10/29/29 (f)(g)(u)	1,555,000	1,552,092
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(g)(u)	760,689	760,689
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 2/11/27 (f)(g)(u)	4,198,835	4,178,890
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 11/16/26 (f)(g)(u)	2,923,763	2,879,292
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 11/18/28 (g)(u)(v)	740,000	734,916
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (f)(g)(u)	2,881,241	2,836,582
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(g)(u)	5,514,000	5,514,000
		35,146,953
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (f)(g)(u)	1,875,000	1,864,463
3 month U.S. LIBOR + 3.500% 3.6315% 2/13/27 (f)(g)(u)	10,468,704	10,220,072
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 5/10/25 (f)(g)(u)	3,329,517	3,279,574
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 5/9/25 (f)(g)(u)	977,500	963,141
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(u)	12,335,000	12,260,127
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.0864% 3/18/27 (f)(g)(u)	3,996,833	3,961,861
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (f)(g)(u)	732,600	725,274
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(f)(g)(u)	545,000	545,000
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (f)(g)(u)	5,609,853	5,525,705
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.2154% 11/3/23 (f)(g)(u)	2,299,182	2,289,135
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 11/3/24 (f)(g)(u)	4,672,387	4,625,663
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3404% 1/31/28 (f)(g)(u)	8,335,000	8,255,818
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.3404% 1/20/29 (f)(g)(u)	3,760,000	3,720,069
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 12/23/26 (f)(g)(u)	14,371,175	14,141,236
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 7/31/27 (f)(g)(u)	3,915,325	3,858,553
Baldwin Risk Partners LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/14/27 (f)(g)(u)	503,175	500,030
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(g)(u)	2,589,085	2,575,933
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8748% 4/25/25 (f)(g)(u)	19,440,183	19,060,127
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (f)(g)(u)	4,321,350	4,301,558
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3815% 12/2/26 (f)(g)(u)	122,814	121,663
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1315% 5/16/24 (f)(g)(u)	8,274,361	8,187,149
		110,982,151
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.350% 10/15/28 (g)(u)(v)	1,320,000	1,319,182
TOTAL FINANCIALS		178,089,687
HEALTH CARE - 0.6%
Biotechnology - 0.0%
HCRX Investments Holdco LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7/15/28 (g)(u)(v)	3,140,000	3,119,590
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (f)(g)(u)	4,039,950	4,017,245
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (f)(g)(u)	3,401,475	3,395,114
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/27 (f)(g)(u)	3,854,040	3,846,833
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (f)(g)(u)	16,940,000	16,875,967
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0811% 6/30/25 (f)(g)(u)	3,712,441	3,688,310
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/30/27 (f)(g)(u)	2,258,650	2,250,654
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 3/31/27 (f)(g)(u)	3,614,267	3,589,112
		37,663,235
Health Care Providers & Services - 0.3%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (f)(g)(u)	1,500,000	1,494,375
Aveanna Healthcare LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 7/17/28 (f)(g)(u)	1,026,321	1,017,340
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 7/17/28 (g)(u)(v)	238,679	236,591
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(g)(u)	6,386,539	6,384,559
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 8/12/26 (f)(g)(u)	839,944	829,864
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (f)(g)(u)	2,405,000	2,389,969
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(g)(u)	24,934,063	24,887,436
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(g)(u)	1,107,989	1,108,909
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (f)(g)(u)	140,529	140,645
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (f)(g)(u)	2,706,400	2,688,998
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (f)(g)(u)	11,259,451	11,215,652
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (f)(g)(u)	1,465,000	1,460,122
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3404% 8/31/26 (f)(g)(u)	2,742,896	2,727,042
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3404% 8/30/27 (f)(g)(u)	810,000	807,303
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (f)(g)(u)	7,090,000	7,055,684
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.1752% 6/20/26 (f)(g)(u)	2,892,750	2,869,839
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3391% 7/9/25 (f)(g)(u)	3,610,000	3,556,608
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (f)(g)(u)	1,471,313	1,461,205
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (f)(g)(u)	2,021,597	2,012,338
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (f)(g)(u)	565,000	559,350
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (f)(g)(u)	4,520,000	4,486,914
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(g)(u)	1,841,088	1,838,123
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0904% 6/13/26 (f)(g)(u)	8,350,938	8,103,165
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.3404% 11/20/26 (f)(g)(u)	3,585,701	3,571,143
		92,903,174
Health Care Technology - 0.1%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3994% 2/11/26 (f)(g)(u)	12,835,206	12,803,118
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6285% 7/25/26 (f)(g)(u)	2,389,058	2,362,181
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (f)(g)(u)	1,562,160	1,557,286
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (f)(g)(u)	3,024,800	3,017,873
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(g)(u)	1,507,425	1,499,888
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (f)(g)(u)	1,785,000	1,758,975
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.5864% 9/30/26 (f)(g)(u)	924,000	910,722
3 month U.S. LIBOR + 3.500% 3.5864% 9/30/26 (f)(g)(u)	2,795,933	2,760,285
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (g)(u)(w)	336,000	331,172
		27,001,500
Life Sciences Tools & Services - 0.0%
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 1/13/28 (f)(g)(u)	5,721,250	5,705,173
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (f)(g)(u)	2,805,299	2,794,387
		8,499,560
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8364% 8/1/27 (f)(g)(u)	9,311,267	9,158,283
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (f)(g)(u)	8,728,125	8,705,257
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (f)(g)(u)	8,553,563	8,521,487
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/7/28 (f)(g)(u)	1,995,000	1,980,038
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.837% 11/27/25 (f)(g)(u)	2,175,584	2,149,303
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.087% 6/1/25 (f)(g)(u)	2,749,947	2,722,888
		33,237,256
TOTAL HEALTH CARE		202,424,315
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(g)(u)	2,006,787	1,994,245
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.34% 6/19/26 (f)(g)(u)	612,500	599,356
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 5/30/25 (f)(g)(u)	4,720,981	4,630,716
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 12/9/25 (f)(g)(u)	12,988,342	12,712,340
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 8/22/24 (f)(g)(u)	2,440,982	2,399,437
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(g)(u)	3,204,329	3,077,149
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(g)(u)	319,000	314,314
		25,727,557
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/8/26 (f)(g)(u)	2,020,116	1,958,886
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6315% 4/4/26 (f)(g)(u)	1,086,084	1,053,165
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (f)(g)(u)	1,810,000	1,798,688
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(g)(u)	3,755,000	3,769,081
		8,579,820
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (f)(g)(u)	6,120,000	6,278,080
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(u)	2,750,000	2,728,220
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(g)(u)	5,495,000	5,725,131
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(u)	4,930,000	5,175,465
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (f)(g)(u)	9,427,625	9,388,312
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (f)(g)(u)	2,098,508	2,022,437
		31,317,645
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (f)(g)(u)	6,620,888	6,529,850
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 10/7/28 (g)(u)(v)	845,000	840,775
3 month U.S. LIBOR + 2.500% 2.5904% 10/1/26 (f)(g)(u)	3,087,500	3,074,008
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 2/28/27 (f)(g)(u)	2,536,150	2,498,108
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/15/28 (g)(u)(v)	1,415,000	1,404,388
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/22/28 (f)(g)(u)	3,045,000	3,034,677
		17,381,806
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (f)(g)(u)	777,150	775,207
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (f)(g)(u)	3,987,750	3,945,400
All-Star Bidco AB Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/21/28 (g)(u)(v)	2,255,000	2,239,959
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (f)(g)(u)	6,630,000	6,567,015
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/9/28 (f)(g)(u)	3,000,000	2,987,820
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(g)(u)	2,675,893	2,449,780
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(g)(u)	11,618,802	11,435,458
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (f)(g)(u)	2,428,913	2,422,840
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.0904% 10/8/28 (f)(g)(u)	1,010,000	1,006,213
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3815% 5/13/27 (f)(g)(u)	2,019,600	2,006,978
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(g)(u)	1,687,259	1,670,386
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 11/16/28 (g)(u)(v)	2,874,669	2,866,591
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 11/16/28 (g)(u)(v)	215,331	214,726
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3508% 7/12/28 (f)(g)(u)	2,291,223	2,266,409
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8786% 8/1/26 (f)(g)(u)	3,526,139	3,512,282
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/19/28 (f)(g)(u)	625,000	621,250
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.087% 3/29/25 (f)(g)(u)	3,239,341	3,195,221
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 6/16/26 (f)(g)(u)	2,010,008	1,840,946
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (f)(g)(u)	380,000	354,825
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (f)(g)(u)	1,745,000	1,731,913
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (f)(g)(u)	5,157,075	5,109,063
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5904% 1/23/27 (f)(g)(u)	3,767,313	3,723,348
3 month U.S. LIBOR + 4.750% 5.5% 1/31/27 (f)(g)(u)	2,487,500	2,479,416
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (f)(g)(u)	2,880,000	2,865,600
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.0916% 9/20/26 (f)(g)(u)	3,043,231	3,043,231
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.0904% 8/4/28 (f)(g)(u)	6,000,000	5,941,080
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (f)(g)(u)	2,354,100	2,267,304
RLG Holdings LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (f)(g)(u)	1,603,939	1,594,925
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.525% 7/8/28 (f)(g)(u)	406,061	403,779
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(g)(u)	3,362,233	3,341,219
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/29/25 (f)(g)(u)	1,486,953	1,387,416
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (f)(g)(u)	2,205,136	2,184,474
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (f)(g)(u)	1,142,138	1,127,861
		89,579,935
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0888% 1/24/27 (f)(g)(u)	1,941,549	1,920,114
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(g)(u)	865,000	916,900
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1% 1/21/28 (f)(g)(u)	2,397,260	2,379,784
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0904% 1/23/27 (f)(g)(u)	4,095,839	4,085,599
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (f)(g)(u)	8,393,963	8,357,785
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 5.25% 9/27/24 (f)(g)(u)	1,571,491	1,556,766
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (f)(g)(u)	2,560,000	2,546,406
		21,763,354
Electrical Equipment - 0.0%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (f)(g)(u)	2,837,361	2,833,672
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (f)(g)(u)	4,262,323	4,203,716
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8375% 3/2/27 (f)(g)(u)	6,097,928	6,040,242
		13,077,630
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (g)(u)(v)	3,095,000	3,064,979
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (f)(g)(u)	1,218,190	1,212,867
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3364% 11/15/26 (f)(g)(u)	223,434	222,317
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5864% 11/15/25 (f)(g)(u)	1,148,157	1,140,407
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.3815% 5/18/24 (f)(g)(u)	2,009,900	2,001,519
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (c)(f)(g)(u)	664,305	637,733
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (f)(g)(u)	1,796,918	1,789,892
		10,069,714
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (f)(g)(u)	3,805,875	3,784,714
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.587% 2/7/26 (f)(g)(u)	5,623,391	5,597,186
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(u)	1,975,000	1,963,762
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (f)(g)(u)	6,410,000	6,329,875
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (f)(g)(u)	2,070,000	2,048,265
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (f)(g)(u)	3,655,000	3,606,717
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.087% 3/5/28 (f)(g)(u)	2,179,050	2,170,879
		25,501,398
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1315% 12/30/26 (f)(g)(u)	3,693,750	3,657,736
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.5904% 4/4/25 (f)(g)(u)	5,060,769	5,038,654
3 month U.S. LIBOR + 3.500% 3.5904% 2/25/27 (f)(g)(u)	6,558,916	6,531,565
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 1.8309% 2/23/25 (f)(g)(u)	2,000,000	1,982,500
		17,210,455
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.3404% 5/19/28 (f)(g)(u)	1,930,163	1,907,406
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 8/9/25 (f)(g)(u)	1,803,950	1,752,645
		3,660,051
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (f)(g)(u)	1,875,000	1,871,494
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (f)(g)(u)	575,000	576,438
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (f)(g)(u)	2,470,000	2,470,000
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (c)(f)(g)(u)	1,525,000	1,517,375
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(u)	3,063,995	3,032,405
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (f)(g)(u)	1,131,005	1,119,344
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (f)(g)(u)	3,105,000	3,101,119
		13,688,175
TOTAL INDUSTRIALS		277,557,540
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 8/10/25 (f)(g)(u)	5,852,675	5,042,723
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 4/4/26 (f)(g)(u)	10,156,636	9,883,727
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (f)(g)(u)	10,317,000	10,223,528
		25,149,978
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (f)(g)(u)	600,000	603,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(g)(u)	2,169,152	2,160,346
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/31/28 (f)(g)(u)	454,360	452,515
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(g)(u)	3,440,613	3,424,855
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0904% 8/10/27 (f)(g)(u)	3,209,375	3,169,258
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 2/15/24 (f)(g)(u)	3,116,394	3,080,836
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5864% 9/28/24 (f)(g)(u)	2,099,221	2,090,467
		14,981,277
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (f)(g)(u)	4,050,260	4,036,328
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (f)(g)(u)	1,520,000	1,521,262
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (f)(g)(u)	4,788,813	4,740,062
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(g)(u)	8,436,250	8,422,161
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 10/31/26 (f)(g)(u)	3,875,485	3,838,668
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (c)(f)(g)(u)	1,745,625	1,735,815
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/30/28 (f)(g)(u)	2,229,413	2,226,982
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (f)(g)(u)	1,936,177	1,925,296
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.88% 5/31/25 (f)(g)(u)	8,649,264	7,250,678
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (f)(g)(u)	3,340,000	3,333,754
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9166% 3/26/28 (f)(g)(u)	7,905,188	7,882,974
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(g)(u)	2,484,208	2,480,060
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (f)(g)(u)	17,045,746	16,984,893
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(u)	476,820	469,372
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (f)(g)(u)	760,080	748,207
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (f)(g)(u)	8,850,376	8,850,376
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 5/1/24 (f)(g)(u)	424,830	422,974
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0904% 8/27/25 (f)(g)(u)	5,408,887	5,395,365
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.092% 3/1/26 (f)(g)(u)	3,983,816	3,971,626
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 4/1/28 (f)(g)(u)	1,696,475	1,680,834
		87,917,687
Semiconductors & Semiconductor Equipment - 0.0%
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(g)(u)	1,209,181	1,203,135
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (g)(u)(v)	7,475,000	7,442,334
		8,645,469
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(g)(u)	2,247,732	2,230,874
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.75% 9/19/24 (f)(g)(u)	1,000,000	996,410
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 8/15/25 (f)(g)(u)	9,123,659	9,074,757
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3416% 4/23/26 (f)(g)(u)	2,494,514	2,475,032
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 11/18/29 (g)(u)(v)	310,000	310,518
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 11/18/28 (g)(u)(v)	7,190,000	7,142,834
3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(g)(u)	2,514,600	2,514,600
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(g)(u)	3,944,555	3,910,040
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8815% 10/2/25 (f)(g)(u)	2,039,293	2,016,351
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5775% 4/30/25 (f)(g)(u)	4,534,892	4,445,600
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (f)(g)(u)	2,039,588	2,016,642
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (f)(g)(u)	305,000	302,713
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (f)(g)(u)	4,660,000	4,619,225
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 11/29/24 (f)(g)(u)	2,056,726	2,037,619
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.0904% 10/16/26 (f)(g)(u)	8,261,954	8,226,345
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.0904% 2/19/29 (f)(g)(u)	1,590,000	1,599,651
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3404% 8/23/25 (f)(g)(u)	1,550,920	1,541,227
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (f)(g)(u)	3,613,500	3,595,433
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(g)(u)	2,938,000	2,926,072
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(g)(u)	10,055,051	9,954,501
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (f)(g)(u)	1,619,416	1,614,606
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (f)(g)(u)	1,835,775	1,849,543
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(g)(u)	4,218,125	4,205,808
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (f)(g)(u)	194,480	196,230
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(g)(u)	5,483,069	5,467,497
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(g)(u)	1,332,031	1,345,911
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 6/21/24 (f)(g)(u)	2,287,540	2,260,090
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8416% 9/29/24 (f)(g)(u)	6,143,263	6,135,154
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(g)(u)	6,700,750	6,668,921
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3416% 2/23/29 (f)(g)(u)	535,000	538,681
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 9/15/24 (f)(g)(u)	1,222,788	1,204,067
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 11/2/28 (g)(u)(v)	1,190,000	1,185,538
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1% 9/4/26 (f)(g)(u)	175,000	171,173
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 9/5/25 (f)(g)(u)	1,248,615	1,237,952
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (f)(g)(u)	9,075,000	9,034,526
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.5904% 5/30/26 (f)(g)(u)	3,043,223	3,014,952
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (f)(g)(u)	8,810,000	8,719,433
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (f)(g)(u)	9,519,432	9,375,593
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (f)(g)(u)	4,995,000	4,943,801
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(u)	3,165,000	3,136,515
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.337% 5/31/25 (f)(g)(u)	3,117,983	3,079,008
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/7/27 (f)(g)(u)	5,682,063	5,667,857
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (f)(g)(u)	2,570,757	2,532,607
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (f)(g)(u)	2,086,938	2,055,968
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (f)(g)(u)	7,053,800	6,958,433
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 1/31/27 (f)(g)(u)	1,216,644	1,208,127
UKG, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8404% 5/4/26 (f)(g)(u)	4,972,433	4,944,488
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(g)(u)	3,350,000	3,375,125
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 5/4/26 (f)(g)(u)	11,280,768	11,213,760
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5/3/26 (g)(u)(v)	3,715,000	3,692,933
2LN, term loan 1 month U.S. LIBOR + 5.250% 5/3/27 (g)(u)(v)	5,210,000	5,224,640
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 2/28/27 (f)(g)(u)	4,630,119	4,598,310
		198,793,691
Technology Hardware, Storage & Peripherals - 0.0%
Seattle Spinco, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 6/21/24 (f)(g)(u)	14,954,738	14,775,281
TOTAL INFORMATION TECHNOLOGY		350,263,383
MATERIALS - 0.4%
Chemicals - 0.2%
American Rock Salt Co. LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.75% 6/4/28 (f)(g)(u)	710,000	707,338
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (f)(g)(u)	1,972,102	1,957,725
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.5% 9/22/29 (f)(g)(u)	675,000	666,563
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (g)(u)(w)	287,898	285,799
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (f)(g)(u)	555,000	555,927
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (f)(g)(u)	3,324,700	3,320,544
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(u)	617,416	614,329
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(g)(u)	454,033	451,762
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (c)(f)(g)(u)	8,169,525	7,965,287
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6573% 5/7/25 (f)(g)(u)	3,081,936	3,025,444
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.087% 1/31/26 (f)(g)(u)	1,244,992	1,238,244
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (f)(g)(u)	2,134,650	2,131,256
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.64% 7/1/26 (f)(g)(u)	1,153,450	1,152,735
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(g)(u)	6,902,700	6,878,955
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10/22/28 (g)(u)(v)	1,505,000	1,497,475
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 11/15/28 (c)(g)(u)(v)	1,185,000	1,137,600
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6315% 3/1/26 (f)(g)(u)	2,690,251	2,655,951
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (f)(g)(u)	6,585,000	6,524,089
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.4375% 10/11/24 (f)(g)(u)	1,987,566	1,970,672
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/16/27 (f)(g)(u)	2,513,371	2,479,441
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.092% 10/1/25 (f)(g)(u)	7,420,725	7,320,248
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.85% 4/3/25 (f)(g)(u)	4,288,768	4,198,704
		58,736,088
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.14% 1/4/27 (f)(g)(u)	1,744,370	1,729,107
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4166% 3/19/28 (f)(g)(u)	4,433,502	4,401,625
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(g)(u)	3,712,500	3,693,269
		9,824,001
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (f)(g)(u)	3,841,539	3,795,939
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (f)(g)(u)	6,460,000	6,413,165
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (f)(g)(u)	569,942	563,324
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8636% 7/1/26 (f)(g)(u)	3,960,899	3,917,448
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.337% 4/3/24 (f)(g)(u)	610,376	597,711
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8404% 12/21/26 (f)(g)(u)	3,427,800	3,410,661
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (f)(g)(u)	3,984,763	3,985,321
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1309% 6/29/25 (f)(g)(u)	7,986,280	7,871,517
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (f)(g)(u)	4,536,137	4,497,171
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (f)(g)(u)	4,591,132	4,552,245
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/12/26 (f)(g)(u)	2,044,725	1,974,448
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(g)(u)	2,246,355	2,232,719
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (f)(g)(u)	1,750,000	1,741,250
3 month U.S. LIBOR + 4.000% 4.0904% 7/31/26 (f)(g)(u)	1,524,356	1,522,923
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(g)(u)	994,301	988,086
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/18/25 (f)(g)(u)	1,184,050	1,177,834
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 1/30/27 (f)(g)(u)	3,995,019	3,967,333
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 9/24/28 (f)(g)(u)	3,030,000	3,011,063
3 month U.S. LIBOR + 3.250% 3.3404% 2/5/26 (f)(g)(u)	3,116,450	3,083,135
		59,303,293
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 5/26/28 (f)(g)(u)	1,953,588	1,944,425
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/1/28 (f)(g)(u)	2,628,413	2,604,468
		4,548,893
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (f)(g)(u)	2,318,365	2,312,569
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (f)(g)(u)	1,220,000	1,211,863
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (f)(g)(u)	1,578,806	1,576,832
		5,101,264
TOTAL MATERIALS		137,513,539
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8374% 6/28/23 (f)(g)(u)	835,000	831,869
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(g)(u)	1,335,828	1,246,942
		2,078,811
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(f)(g)(u)	673,390	673,390
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 8/21/25 (f)(g)(u)	8,553,738	8,480,433
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(u)	3,293,565	2,842,347
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(g)(u)	185,762	160,313
		12,156,483
TOTAL REAL ESTATE		14,235,294
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(g)(u)	12,112,969	11,940,117
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (f)(g)(u)	1,891,455	1,889,091
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(g)(u)	1,833,857	1,793,512
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (f)(g)(u)	222,127	206,022
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(g)(u)	7,929,232	7,827,658
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8378% 12/31/25 (f)(g)(u)	5,370,370	5,309,524
		28,965,924
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (c)(f)(g)(u)	1,795,000	1,786,025
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (f)(g)(u)	1,995,000	1,983,529
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(g)(u)	1,755,363	1,737,809
		5,507,363
TOTAL UTILITIES		34,473,287
TOTAL BANK LOAN OBLIGATIONS (Cost $2,021,650,431)		2,018,452,952

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 4.682% 8/9/28 (f)	8,844,000	9,280,675
KeyBank NA 6.95% 2/1/28	1,259,000	1,600,751
Regions Bank 6.45% 6/26/37	15,683,000	22,259,150
TOTAL BANK NOTES (Cost $25,775,360)		33,140,576

Preferred Securities - 0.9%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(j)		1,630,000	1,632,888
Telefonica Europe BV:
2.625% (Reg. S) (f)(j)	EUR	4,700,000	5,436,843
3.875% (Reg. S) (f)(j)	EUR	3,600,000	4,302,208
			11,371,939
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.875% (Reg. S) (f)(j)	EUR	19,900,000	24,423,186
4.625% (Reg. S) (f)(j)	EUR	7,600,000	9,616,052
			34,039,238
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (j)		4,843,000	4,907,472
Danone SA 1.75% (Reg. S) (f)(j)	EUR	3,700,000	4,253,607
			9,161,079
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(j)	EUR	15,700,000	17,449,263
TOTAL CONSUMER STAPLES			26,610,342
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(j)		1,520,000	1,546,600
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(j)	EUR	3,600,000	4,445,309
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(j)		300,000	304,500
8% (Reg. S) (f)(j)		2,056,000	2,040,580
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(j)	EUR	3,400,000	4,068,017
Banco Do Brasil SA 6.25% (d)(f)(j)		1,545,000	1,482,428
Banco Mercantil del Norte SA:
6.75% (d)(f)(j)		935,000	962,641
6.875% (d)(f)(j)		2,575,000	2,598,819
7.625% (d)(f)(j)		608,000	648,049
Bank of Nova Scotia:
4.65% (f)(j)		4,078,000	3,974,011
4.9% (f)(j)		1,650,000	1,748,010
Barclays Bank PLC 7.625% 11/21/22		5,362,000	5,669,164
Barclays PLC:
5.875% (Reg. S) (f)(j)	GBP	1,300,000	1,791,609
7.125% (f)(j)	GBP	645,000	931,372
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		900,000	911,970
5.35% 11/12/29 (d)(f)		485,000	510,463
BNP Paribas SA 6.625% (Reg. S) (f)(j)		4,470,000	4,827,600
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(j)		1,451,000	1,514,481
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(j)		300,000	323,250
HSBC Holdings PLC 6.375% (f)(j)		5,550,000	5,965,695
Itau Unibanco Holding SA 6.125% (d)(f)(j)		2,015,000	1,966,136
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4509% (f)(g)(j)		595,000	589,050
3 month U.S. LIBOR + 3.470% 3.5986% (f)(g)(j)		595,000	595,718
Lloyds Banking Group PLC 5.125% (f)(j)	GBP	435,000	595,884
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(j)		1,210,000	1,237,452
NBK Tier 1 Ltd. 3.625% (d)(f)(j)		635,000	625,872
Societe Generale 7.875% (Reg. S) (f)(j)		1,800,000	1,962,360
Stichting AK Rabobank Certificaten 19.4365% (Reg. S) (f)(g)(j)	EUR	2,480,725	3,826,211
Tinkoff Credit Systems:
6% (d)(f)(j)		715,000	693,550
9.25% (Reg. S) (f)(j)		2,392,000	2,464,956
			59,275,157
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(j)		15,540,000	16,734,964
UBS Group AG 7% (Reg. S) (f)(j)		940,000	1,040,997
			17,775,961
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(j)		2,509,822	125,491
Insurance - 0.1%
Aviva PLC 6.125% (f)(j)	GBP	4,780,000	6,585,714
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(j)		7,527,000	7,901,548
5.875% (d)(f)(j)		3,175,000	3,417,094
			17,904,356
TOTAL FINANCIALS			95,080,965
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	21,300,000	23,966,220
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(j)		820,000	883,550
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(j)	GBP	1,540,000	2,078,353
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	5,380,673
TOTAL INDUSTRIALS			8,342,576
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(j)		645,000	646,935
5.65% (d)(f)(j)		695,000	730,619
			1,377,554
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(j)		1,580,000	1,597,775
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(j)	EUR	6,200,000	7,238,167
AT Securities BV 5.25% (Reg. S) (f)(j)		13,000,000	13,432,120
CPI Property Group SA 3.75% (Reg. S) (f)(j)	EUR	6,840,000	7,297,705
Grand City Properties SA 1.5% (Reg. S) (f)(j)	EUR	10,500,000	11,493,697
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(j)	EUR	11,640,000	13,151,553
3.625% (Reg. S) (f)(j)	EUR	600,000	671,954
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(j)	EUR	5,240,000	5,815,071
			59,100,267
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(j)		18,550,000	19,036,938
Enel SpA 2.5% (Reg. S) (f)(j)	EUR	7,585,000	8,883,869
SSE PLC 3.74% (Reg. S) (f)(j)	GBP	3,300,000	4,487,584
			32,408,391
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (f)(j)	EUR	7,100,000	7,970,784
TOTAL UTILITIES			40,379,175
TOTAL PREFERRED SECURITIES (Cost $311,453,351)			303,412,651

Money Market Funds - 7.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (x)	2,079,112,393	2,079,528,216
Fidelity Securities Lending Cash Central Fund 0.07% (x)(y)	549,200,605	549,255,525
TOTAL MONEY MARKET FUNDS (Cost $2,628,727,786)		2,628,783,741

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly. (Cost $1,280,672)	2/16/22	EUR	88,350,000	1,398,833

TOTAL INVESTMENT IN SECURITIES - 106.9% (Cost $35,994,245,424)	36,746,514,866
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(2,379,086,718)
NET ASSETS - 100.0%	34,367,428,148

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 12/1/51	(8,450,000)	(8,824,608)
3.5% 12/1/51	(8,250,000)	(8,615,741)
3.5% 12/1/51	(8,250,000)	(8,615,741)
3.5% 12/1/51	(10,500,000)	(10,965,489)

TOTAL GINNIE MAE		(37,021,579)

Uniform Mortgage Backed Securities
2% 12/1/51	(4,850,000)	(4,854,386)
2% 12/1/51	(58,900,000)	(58,953,263)
2% 12/1/51	(59,050,000)	(59,103,399)
2% 12/1/51	(40,350,000)	(40,386,489)
2% 12/1/51	(40,250,000)	(40,286,398)
2% 12/1/51	(59,150,000)	(59,203,489)
2% 12/1/51	(58,900,000)	(58,953,263)
2% 12/1/51	(19,700,000)	(19,717,815)
2% 12/1/51	(3,350,000)	(3,353,029)
2.5% 12/1/51	(18,700,000)	(19,167,500)
2.5% 12/1/51	(6,700,000)	(6,867,500)
2.5% 12/1/51	(18,100,000)	(18,552,500)
2.5% 12/1/51	(9,450,000)	(9,686,250)
2.5% 12/1/51	(12,150,000)	(12,453,750)
2.5% 12/1/51	(18,100,000)	(18,552,500)
2.5% 12/1/51	(12,150,000)	(12,453,750)
2.5% 12/1/51	(19,900,000)	(20,397,500)
2.5% 12/1/51	(2,750,000)	(2,818,750)
2.5% 12/1/51	(17,150,000)	(17,578,750)
3% 12/1/51	(18,700,000)	(19,414,398)
3% 12/1/51	(6,700,000)	(6,955,961)
3% 12/1/51	(25,400,000)	(26,370,359)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(536,080,999)

TOTAL TBA SALE COMMITMENTS (Proceeds $570,395,034)		(573,102,578)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	59	Dec 2021	5,862,496	(203,482)	(203,482)
Eurex Euro-Bund Contracts (Germany)	115	Dec 2021	22,480,754	181,769	181,769
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	87	Dec 2021	21,521,181	715,677	715,677
TME 10 Year Canadian Note Contracts (Canada)	304	Mar 2022	33,592,422	499,639	499,639

TOTAL BOND INDEX CONTRACTS					1,193,603

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	457	Mar 2022	59,781,313	645,185	645,185
CBOT 2-Year U.S. Treasury Note Contracts (United States)	12	Mar 2022	2,624,813	1,520	1,520
CBOT 5-Year U.S. Treasury Note Contracts (United States)	465	Mar 2022	56,450,273	186,877	186,877
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	Mar 2022	5,188,000	87,931	87,931
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	324	Mar 2022	47,592,563	611,524	611,524
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	303	Mar 2022	60,770,438	1,848,331	1,848,331

TOTAL TREASURY CONTRACTS					3,381,368

TOTAL PURCHASED					4,574,971

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	219	Dec 2021	33,653,850	3,351	3,351
ICE Long Gilt Contracts (United Kingdom)	235	Mar 2022	39,467,330	(363,636)	(363,636)

TOTAL BOND INDEX CONTRACTS					(360,285)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,211	Mar 2022	264,887,328	(148,960)	(148,960)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	668	Mar 2022	108,299,500	(1,824,109)	(1,824,109)

TOTAL TREASURY CONTRACTS					(1,973,069)

TOTAL SOLD					(2,333,354)

TOTAL FUTURES CONTRACTS					2,241,617
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	391,064	CAD	500,000	Bank Of America NA	12/01/21	(340)
USD	758,128	EUR	673,000	State Street Bank And Trust Co	12/01/21	(5,122)
USD	571,566	EUR	507,000	JPMorgan Chase Bank, N.A.	12/02/21	(3,422)
USD	274,140	GBP	207,000	Brown Brothers Harriman & Co.	12/02/21	(1,159)
CAD	241,000	USD	188,569	Bank Of America NA	1/13/22	179
CAD	262,000	USD	210,668	State Street Bank And Trust Co	1/13/22	(5,473)
EUR	2,444,000	USD	2,802,897	BNP Paribas	1/13/22	(26,406)
EUR	951,000	USD	1,100,100	Goldman Sachs Bank USA	1/13/22	(19,722)
EUR	591,000	USD	692,106	JPMorgan Chase Bank, N.A.	1/13/22	(20,704)
EUR	366,000	USD	424,498	JPMorgan Chase Bank, N.A.	1/13/22	(8,706)
EUR	18,590,000	USD	21,083,997	JPMorgan Chase Bank, N.A.	1/13/22	35,053
EUR	748,000	USD	866,850	State Street Bank And Trust Co	1/13/22	(17,089)
EUR	866,000	USD	1,005,732	State Street Bank And Trust Co	1/13/22	(21,918)
EUR	2,132,000	USD	2,474,798	State Street Bank And Trust Co	1/13/22	(52,753)
EUR	5,560,000	USD	6,272,703	State Street Bank And Trust Co	1/13/22	43,699
EUR	998,000	USD	1,126,100	State Street Bank And Trust Co	1/13/22	7,671
GBP	439,000	USD	600,068	State Street Bank And Trust Co	1/13/22	(15,719)
GBP	3,835,000	USD	5,136,603	State Street Bank And Trust Co	1/13/22	(31,873)
GBP	276,000	USD	368,334	State Street Bank And Trust Co	1/13/22	(953)
USD	224,951	AUD	300,000	BNP Paribas	1/13/22	10,977
USD	81,753	CAD	101,000	JPMorgan Chase Bank, N.A.	1/13/22	2,651
USD	363,139	CAD	450,000	Royal Bank Of Canada	1/13/22	10,705
USD	98,276	CAD	122,000	State Street Bank And Trust Co	1/13/22	2,727
USD	261,059	CAD	328,000	State Street Bank And Trust Co	1/13/22	4,174
USD	471,059,582	EUR	405,662,000	Citibank NA	1/13/22	10,209,862
USD	522,684	EUR	450,000	Citibank NA	1/13/22	11,464
USD	145,669	EUR	129,000	JPMorgan Chase Bank, N.A.	1/13/22	(880)
USD	1,369,708	EUR	1,207,000	JPMorgan Chase Bank, N.A.	1/13/22	(1,496)
USD	8,036,851	EUR	6,965,000	State Street Bank And Trust Co	1/13/22	124,307
USD	2,962,828	EUR	2,594,000	State Street Bank And Trust Co	1/13/22	15,931
USD	431,809	EUR	385,000	State Street Bank And Trust Co	1/13/22	(5,567)
USD	194,931,980	GBP	141,570,000	BNP Paribas	1/13/22	6,489,598
USD	411,260	GBP	300,000	BNP Paribas	1/13/22	11,933
USD	4,534,362	GBP	3,345,000	BNP Paribas	1/13/22	81,866
USD	1,002,373	GBP	746,000	BNP Paribas	1/13/22	9,380
USD	3,386,663	GBP	2,510,000	BNP Paribas	1/13/22	45,627
USD	991,247	GBP	743,000	BNP Paribas	1/13/22	2,247
USD	177,134	GBP	129,000	Goldman Sachs Bank USA	1/13/22	5,423
USD	53,856	GBP	39,000	Goldman Sachs Bank USA	1/13/22	1,944
USD	247,489	GBP	186,000	Royal Bank Of Canada	1/13/22	(94)
USD	749,695	GBP	555,000	State Street Bank And Trust Co	1/13/22	10,940
USD	322,821	GBP	238,000	State Street Bank And Trust Co	1/13/22	6,021
USD	5,116,415	GBP	3,795,000	State Street Bank And Trust Co	1/13/22	64,929

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						16,969,912

Unrealized Appreciation						17,209,308
Unrealized Depreciation						(239,396)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
Akzo Nobel NV	Jun 2024	Citibank, N.A.	(1%)	Quarterly	EUR	9,400,000	(246,201)	154,340	(91,861)
BMW Finance NV	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	8,300,000	(274,709)	270,831	(3,878)
CMBX N.A. AAA Index Series 12	Aug 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly		86,800,000	(317,966)	(1,158)	(319,124)
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		2,130,000	1,516	12,412	13,928
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		10,070,000	7,168	45,802	52,970
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		4,270,000	3,039	11,560	14,599
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		11,480,000	8,171	(14,378)	(6,207)
CMBX N.A. AAA Index Series 13	Dec 2072	JPMorgan Securities LLC	(0.5%)	Monthly		7,000,000	4,983	36,674	41,657
CMBX N.A. AAA Index Series 13	Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		6,670,000	4,748	36,460	41,208
Daimler AG	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	8,300,000	(247,140)	220,618	(26,522)
Deutsche Bank AG	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	8,400,000	(90,706)	127,934	37,228
Gas Natural Capital Markets SA	Jun 2022	BNP Paribas SA	(1%)	Quarterly	EUR	4,200,000	(30,267)	15,020	(15,247)
Intesa Sanpaolo SpA	Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	8,300,000	(176,134)	215,621	39,487
Shell International Finance BV	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	8,200,000	(302,845)	302,552	(293)
Volvo Treas AB	Jun 2024	Citibank, N.A.	(1%)	Quarterly	EUR	1,550,000	(36,952)	19,300	(17,652)

TOTAL CREDIT DEFAULT SWAPS							(1,693,295)	1,453,588	(239,707)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2023	9,075,000	(72,618)	0	(72,618)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	21,554,000	(374,728)	0	(374,728)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	6,191,000	(94,788)	0	(94,788)
TOTAL INTEREST RATE SWAPS							(542,134)	0	(542,134)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,414,901 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,955,008,807 or 20.2% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security is perpetual in nature with no stated maturity date.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,130,967.
(l)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over-the-counter (OTC) swaps.  At period end, the value of securities pledged amounted to $926,760.

(m)	Security or a portion of the security is on loan at period end.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $791,769.

(o)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,004,799.
(p)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Non-income producing
(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)	The coupon rate will be determined upon settlement of the loan after period end.
(w)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,365,434 and $3,361,754, respectively.

(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862
Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 10/15/21	1,487,711
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 10/15/21	861,894

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,352,819,415	2,454,155,114	2,727,446,313	340,373	-	-	2,079,528,216	3.4%
Fidelity Securities Lending Cash Central Fund 0.07%	411,194,230	1,628,090,667	1,490,029,372	124,910	-	-	549,255,525	1.7%
Total	2,764,013,645	4,082,245,781	4,217,475,685	465,283	-	-	2,628,783,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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